    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 1997


                                                      1933 ACT FILE NO. 33-1121
                                                      1940 ACT FILE NO. 811-4443
================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                         [X]
                       POST-EFFECTIVE AMENDMENT NO. 38                       [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [X]
                               AMENDMENT NO. 41                              [X]

                         EATON VANCE INVESTMENT TRUST
               ------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (617) 482-8260
                       -------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)
                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):


[ ] immediately upon filing            [ ] on (date) pursuant
    pursuant to paragraph (b)              to paragraph (a)(1)
[X] on August 1, 1997                  [ ] 75 days after filing
    pursuant to paragraph (b)              pursuant to paragraph (a)(2)
[ ] 60 days after filing               [ ] on (date) pursuant
    pursuant to paragraph (a)(1)           to paragraph (a)(2).

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


    California Limited Maturity Municipals Portfolio, Connecticut Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio have each also executed this Registration Statement.

                       CALCULATION OF REGISTRATION FEE
===============================================================================
                                        PROPOSED       PROPOSED
                          AMOUNT OF     MAXIMUM       AGGREGATE      AMOUNT OF
   TITLE OF SECURITIES   SHARES BEING OFFERING PRICE    MAXIMUM     REGISTRATION
     BEING REGISTERED     REGISTERED     PER SHARE   OFFERING PRICE     FEE
--------------------------------------------------------------------------------
Shares of Beneficial
Interest                  19,751,966   $10.24(1)    $202,260,128(2)     $0
===============================================================================
(1) Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on July 14, 1997.
(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 for those series with a fiscal year end of March
    31, 1997. $240,999,471 of shares were redeemed during the fiscal year ended March 31, 1997. $38,739,343 of shares were used for reductions pursuant to Paragraph (c) of Rule 24f-2 during such fiscal year. $202,260,128 of shares redeemed are being used for the reduction of the registration fee in this Amendment.

    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on May
27, 1997 filed its "Notice" as required by that Rule for the fiscal year ended March 31, 1997. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to rule 24f-2.
================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under Securities Act of 1933 Part A--The Combined Prospectuses of:
        EV Classic State Limited Maturity Municipal Funds:
          EV Classic Florida Limited Maturity Municipals Fund
          EV Classic Massachusetts Limited Maturity Municipals Fund
          EV Classic New York Limited Maturity Municipals Fund
          EV Classic Pennsylvania Limited Maturity Municipals Fund
        EV Marathon State Limited Maturity Municipal Funds:
          EV Marathon California Limited Maturity Municipals Fund
          EV Marathon Connecticut Limited Maturity Municipals Fund
          EV Marathon Florida Limited Maturity Municipals Fund
          EV Marathon Massachusetts Limited Maturity Municipals Fund
          EV Marathon Michigan Limited Maturity Municipals Fund
          EV Marathon New Jersey Limited Maturity Municipals Fund
          EV Marathon New York Limited Maturity Municipals Fund
          EV Marathon Ohio Limited Maturity Municipals Fund
          EV Marathon Pennsylvania Limited Maturity Municipals Fund
        EV Traditional State Limited Maturity Municipal Funds:
          EV Traditional California Limited Maturity Municipals Fund
          EV Traditional Connecticut Limited Maturity Municipals Fund
          EV Traditional Florida Limited Maturity Municipals Fund
          EV Traditional Michigan Limited Maturity Municipals Fund
          EV Traditional New Jersey Limited Maturity Municipals Fund
          EV Traditional New York Limited Maturity Municipals Fund
          EV Traditional Ohio Limited Maturity Municipals Fund

              The Prospectuses of:
          EV Classic National Limited Maturity Municipals Fund
          EV Marathon National Limited Maturity Municipals Fund
          EV Traditional National Limited Maturity Municipals Fund

    Part B--The Combined Statements of Additional Information of:
        EV Classic State Limited Maturity Municipal Funds:
          EV Classic Florida Limited Maturity Municipals Fund
          EV Classic Massachusetts Limited Maturity Municipals Fund EV Classic New York Limited Maturity Municipals Fund
          EV Classic Pennsylvania Limited Maturity Municipals Fund
        EV Marathon State Limited Maturity Muncipal Funds:
          EV Marathon California Limited Maturity Municipals Fund
          EV Marathon Connecticut Limited Maturity Municipals Fund
          EV Marathon Florida Limited Maturity Municipals Fund
          EV Marathon Massachusetts Limited Maturity Municipals Fund EV Marathon Michigan Limited Maturity Municipals Fund
          EV Marathon New Jersey Limited Maturity Municipals Fund
          EV Marathon New York Limited Maturity Municipals Fund
          EV Marathon Ohio Limited Maturity Municipals Fund
          EV Marathon Pennsylvania Limited Maturity Municipals Fund EV Traditional State Limited Maturity Municipal Funds:
          EV Traditional California Limited Maturity Municipals Fund EV Traditional Connecticut Limited Maturity Municipals Fund EV Traditional Florida Limited Maturity Municipals Fund
          EV Traditional Michigan Limited Maturity Municipals Fund
          EV Traditional New Jersey Limited Maturity Municipals Fund EV Traditional New York Limited Maturity Municipals Fund
          EV Traditional Ohio Limited Maturity Municipals Fund

              The Statements of Additional Information of:
          EV Classic National Limited Maturity Municipals Fund
          EV Marathon National Limited Maturity Municipals Fund
          EV Traditional National Limited Maturity Municipals Fund
    Part C--Other Information
    Signatures
    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933 Exhibits

                         EATON VANCE INVESTMENT TRUST

                          CROSS REFERENCE SHEET FOR

                  EV STATE LIMITED MATURITY MUNICIPAL FUNDS
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
------                     --------                                  ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses
 3. .....................  Condensed Financial Information           The Funds' Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Funds' Investment Objective; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Funds and the Portfolios
 5. .....................  Management of the Fund                    Management of the Funds and the Portfolios
 5A......................  Management's Discussion of Fund
                             Performance                             Not Applicable
 6. .....................  Capital Stock and Other Securities        Organization of the Funds and the Portfolios;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Fund Shares; How to Buy Fund Shares;
                                                                       The Lifetime Investing Account/Distribution
                                                                       Options; Distribution Plans (for Classic
                                                                       and Marathon Funds); Service Plans (for
                                                                       Traditional Funds); The Eaton Vance
                                                                       Exchange Privilege; Eaton Vance Shareholder
                                                                       Services
 8. .....................  Redemption or Repurchase                  How to Redeem Fund Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                     --------                                  ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions
14. .....................  Management of the Fund                    Trustees and Officers; Fees and Expenses
15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities
16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan (for Classic and Marathon
                                                                       Funds); Service Plan (for Traditional
                                                                       Fund); Custodian; Independent Certified
                                                                       Public Accountants; Fees and Expenses
17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions; Fees and
                             Practices                                 Expenses
18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation (for Traditional
                                                                       Funds); Distribution Plan (for Classic and
                                                                       Marathon Funds); Service Plan (for
                                                                       Traditional Funds); Fees and Expenses

20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter; Fees and Expenses
22. .....................  Calculation of Performance Data           Investment Performance; Performance
                                                                       Information
23. .....................  Financial Statements                      Financial Statements

                         EATON VANCE INVESTMENT TRUST

                          CROSS REFERENCE SHEET FOR

             EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
            EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND
           EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
------                     --------                                  ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses
 3. .....................  Condensed Financial Information           The Fund's Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Fund's Investment Objective; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Fund and the Portfolio
 5. .....................  Management of the Fund                    Management of the Fund and the Portfolio
 5A......................  Management's Discussion of Fund
                             Performance                             Not Applicable
 6. .....................  Capital Stock and Other Securities        Organization of the Fund and the Portfolio;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes

 7. .....................  Purchase of Securities Being Offered      Valuing Fund Shares; How to Buy Fund Shares;
                                                                       The Lifetime Investing Account/Distribution
                                                                       Options; Distribution Plan (for Classic and
                                                                       Marathon Funds); Service Plan (for
                                                                       Traditional Fund); The Eaton Vance Exchange
                                                                       Privilege; Eaton Vance Shareholder Services

 8. .....................  Redemption or Repurchase                  How to Redeem Fund Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                     --------                                  ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions
14. .....................  Management of the Fund                    Trustees and Officers; Fees and Expenses
15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities

16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan (for Classic and Marathon
                                                                       Funds); Service Plan (for Traditional
                                                                       Fund); Custodian; Independent Certified
                                                                       Public Accountants; Fees and Expenses

17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions; Fees and
                             Practices                                 Expenses
18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation (for Traditional
                                                                       Fund); Distribution Plan (for Classic and
                                                                       Marathon Funds); Service Plan (for
                                                                       Traditional Fund); Fees and Expenses

20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter; Fees and Expenses
22. .....................  Calculation of Performance Data           Investment Performance; Performance
                                                                       Information
23. .....................  Financial Statements                      Financial Statements

             EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND
          EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
             EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
           EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
           EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
           EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
             EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND
          EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
            EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND
           EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
            EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
              EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
          EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
          EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
         EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
           EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND
          EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
           EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
             EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND
             EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
            EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND
           EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND

               SUPPLEMENT TO PROSPECTUSES DATED AUGUST 1, 1997

1. Until September 1, 1997, under the table "Shareholder and Fund Expenses" the Maximum Sales Charge Imposed on Purchases is 2.50%. As a result, in the EXAMPLE section of the table the expenses paid by a shareholder would be slightly higher.

2. Until September 1, 1997, the sales charge table in effect under "How to Buy Fund Shares" is replaced (except for the footnotes) with the following:

                                                    SALES CHARGE                 SALES CHARGE               DEALER COMMISSION
                                                  AS PERCENTAGE OF             AS PERCENTAGE OF             AS PERCENTAGE OF
AMOUNT OF PURCHASE                                 OFFERING PRICE               AMOUNT INVESTED              OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000 ..........................            2.50%                        2.56%                        2.75%
$50,000 but less than $100,000 .............            2.25                         2.30                         2.50
$100,000 but less than $250,000 ............            1.75                         1.78                         2.00
$250,000 but less than $500,000 ............            1.25                         1.27                         1.50
$500,000 but less than $1,000,000 ..........            1.00                         1.01                         1.00
$1,000,000 or more .........................            0.00*                        0.00*                        0.50

3. Each Fund (and its corresponding Portfolio) has an investment policy of investing at least 80% of its net assets in obligations rated at least investment grade.

August 1, 1997                                                     23LTD8/31PS

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                  EV CLASSIC
                       LIMITED MATURITY MUNICIPAL FUNDS
--------------------------------------------------------------------------------

EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND            EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND      EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS
                                                               FUND


THE EV CLASSIC LIMITED MATURITY MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS AND (2) LIMITED PRINCIPAL FLUCTUATION. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE INVESTMENT TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated August 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
-------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                                                                         PAGE


Shareholder and Fund Expenses .......................................       2
The Funds' Financial Highlights .....................................       3
The Funds' Investment Objectives ....................................       5
Investment Policies and Risks .......................................       5
Organization of the Funds and the Portfolios ........................       9
Management of the Funds and the Portfolios ..........................      10
Distribution Plans ..................................................      11
Valuing Fund Shares .................................................      12
How to Buy Fund Shares ..............................................      12
How to Redeem Fund Shares ...........................................      13
Reports to Shareholders .............................................      15
The Lifetime Investing Account/Distribution Options .................      15
The Eaton Vance Exchange Privilege ..................................      16
Eaton Vance Shareholder Services ....................................      16
Distributions and Taxes .............................................      17
Performance Information .............................................      18
Appendix -- State Specific Information ..............................      19
--------------------------------------------------------------------------------
                       PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                                                       None
Sales Charges Imposed on Reinvested Distributions                                                  None
Fees to Exchange Shares                                                                            None
Contingent Deferred Sales Charge Imposed on Redemptions During the First Year
  (as a percentage of redemption proceeds exclusive of all reinvestments and
  capital appreciation in the account)                                                            1.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------
                                                           FLORIDA       MASSACHUSETTS NEW YORK      PENNSYLVANIA
                                                           FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------
Investment Adviser Fee                                     0.46%         0.47%         0.46%         0.47%
Rule 12b-1 Distribution (and Service) Fees                 0.90          0.90          0.90          0.90
Other Expenses (after expense allocations)                 0.34          0.30          0.32          0.44
                                                           ----          ----          ----          ----
    Total Operating Expenses (after reduction)             1.70%         1.67%         1.68%         1.81%
                                                           ====          ====          ====          ====

EXAMPLES
-----------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                           FLORIDA       MASSACHUSETTS NEW YORK      PENNSYLVANIA
                                                           FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------------
 1 Year                                                    $ 27          $ 27          $ 27          $ 28
 3 Years                                                     54            53            53            57
 5 Years                                                     92            91            91            98
10 Years                                                    201           198           199           213

NOTES:

The table and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on such Fund's expenses for the most recent fiscal year. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 0.44% and 1.80%, respectively, for the Florida Fund; 0.59% and 1.96%, respectively, for the Massachusetts Fund; 0.68% and 2.04%, respectively, for the New York Fund; and 0.56% and 1.93%, respectively, for the Pennsylvania Fund.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Funds and the Portfolios, see "The Funds" Financial Highlights," "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares." A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Assocation of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares") and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." In the Example above, expenses would be $10 less in the first year if there was no redemption. Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 10.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios."

THE FUNDS' FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Funds' annual report to shareholders. The Funds' financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

                                                    FLORIDA FUND                                  MASSACHUSETTS FUND
                                    --------------------------------------------   ------------------------------------------------
                                                 YEAR ENDED MARCH 31,                             YEAR ENDED MARCH 31,
                                    --------------------------------------------   ------------------------------------------------
                                       1997      1996        1995         1994++     1997        1996        1995            1994++
                                      ----       ----        ----         ----       ----        ----        ----            ----
NET ASSET VALUE,
beginning of year                    $9.620     $ 9.520     $ 9.480     $10.000     $ 9.680     $ 9.560     $ 9.520         $10.000
INCOME (LOSS) FROM OPERATIONS:
  Net investment income              $0.364     $ 0.359     $ 0.353     $ 0.103     $ 0.376     $ 0.370     $ 0.359         $ 0.107
  Net realized and unrealized
    gain (loss) on investments       (0.187)      0.100       0.088      (0.495)     (0.119)      0.118       0.092          (0.451)
                                     -------    -------     -------     -------     -------     -------     -------         -------
    Total income (loss) from
      operations                      $0.177     $ 0.459     $ 0.441     $(0.392)    $ 0.257     $ 0.488     $ 0.451        $(0.344)
                                     -------    -------     -------     -------     -------     -------     -------         -------
LESS DISTRIBUTIONS:
  From net investment income         $(0.357)   $(0.359)    $(0.353)    $(0.103)    $(0.367)    $(0.368)    $(0.359)        $(0.107)
  In excess of net investment
      income(4)                        --          --        (0.048)     (0.025)       --          --        (0.052)         (0.029)
                                     -------    -------     -------     -------     -------     -------     -------         -------
    Total distributions              $(0.357)   $(0.359)    $(0.401)    $(0.128)    $(0.367)    $(0.368)    $(0.411)        $(0.136)
                                     -------    -------     -------     -------     -------     -------     -------         -------
NET ASSET VALUE, end of year         $ 9.440    $ 9.620     $ 9.520     $ 9.480     $ 9.570     $ 9.680     $ 9.560         $ 9.520
                                     =======    =======     =======     =======     =======     =======     =======         =======
TOTAL RETURN(1)                        1.88%      4.84%       4.81%      (4.07%)      2.70%       5.16%       4.90%          (3.67%)
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year
   (000 omitted)                      $5,787     $8,299     $13,771     $22,535     $ 4,615     $ 5,053     $ 5,378         $ 4,967
  Ratio of net expenses to
    average daily net assets(2)(3)     1.70%      1.58%       1.50%       1.39%+      1.67%       1.47%       1.63%          1.49%+
  Ratio of net expenses to average
    daily net assets, after
    custodian fee reduction(2)         1.68%      1.56%       --          --          1.65%       1.46%       --             --
  Ratio of net investment
    income to average daily
    net assets                         3.80%      3.75%       3.81%       3.25%+      3.90%       3.80%       3.82%           3.12%+

*For the following periods, the operating expenses of the Funds and the Portfolios reflect a reduction of expenses by the
 Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(3)                      1.80%      1.78%       1.71%       1.65%+      1.96%       1.92%       2.00%           2.38%+
   Expenses after custodian fee
      reduction(2)                     1.78%      1.76%       --          --          1.94%       1.91%       --              --
   Net investment income               3.70%      3.55%       3.60%       2.99%+      3.61%       3.35%       3.45%           2.23%+
NET INVESTMENT INCOME PER SHARE      $ 0.354    $ 0.340     $ 0.334     $ 0.095     $ 0.348     $ 0.326     $ 0.324         $ 0.077
                                     =======    =======     =======     =======     =======     =======     =======         =======

                                                    (See footnotes on page 4.)

-------------------------------------------------------------------------------


                                          NEW YORK FUND                                        PENNSYLVANIA FUND
                    ------------------------------------------------------   ------------------------------------------------------
                                      YEAR ENDED MARCH 31,                                    YEAR ENDED MARCH 31,
                    ------------------------------------------------------   ------------------------------------------------------
                      1997          1996          1995          1994++         1997          1996          1995           1994++
                      ----          ----          ----          ----           ----          ----          ----           ----
NET ASSET VALUE,
  beginning of year  $  9.620      $  9.490      $  9.500      $  10.000      $  9.660      $  9.550      $  9.520       $10.000
                     --------      --------      --------      ---------      --------      --------      --------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment
income               $  0.362      $  0.359      $  0.354      $   0.100      $  0.377      $  0.373      $  0.359       $ 0.103
  Net realized and
    unrealized
    gain (loss) on
    investments        (0.094)        0.130         0.037+++      (0.473)       (0.100)        0.105+++      0.082        (0.453)
                     --------      --------      --------      ---------      --------      --------      --------       -------
    Total income
     (loss) from
     operations      $  0.268      $  0.489      $  0.391      $  (0.373)     $  0.277      $  0.478      $  0.441       $(0.350)
                     --------      --------      --------      ---------      --------      --------      --------       -------

LESS DISTRIBUTIONS:
  From net
investment income    $ (0.358)     $ (0.359)     $ (0.354)     $  (0.100)     $ (0.367)     $ (0.368)     $ (0.359)      $(0.103)
  In excess of net
investment income(4)   --            --            (0.047)        (0.027)       --            --            (0.052)       (0.027)
                     --------      --------      --------      ---------      --------      --------      --------       -------
    Total
distributions        $ (0.358)     $ (0.359)      $(0.401)     $  (0.127)     $ (0.367)     $ (0.368)     $ (0.411)      $(0.130)
                     --------      --------      --------      ---------      --------      --------      --------       -------
NET ASSET VALUE,
end of year          $  9.530      $  9.620      $  9.490      $   9.500      $  9.570      $  9.660      $  9.550       $ 9.520
                     ========      ========      ========      =========      ========      ========      ========       =======
TOTAL RETURN(1)         2.84%         5.19%         4.26%         (3.88%)        2.93%         5.05%         4.79%        (3.65%)

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end
    of year
   (000 omitted)     $  2,987      $  4,064      $  6,043      $   6,325      $  5,684      $  7,481      $  9,753       $14,022
                     --------      --------      --------      ---------      --------      --------      --------       -------
  Ratio of net
    expenses to
    average daily
    net assets(2)(3)    1.68%         1.48%         1.52%          1.61%+        1.81%         1.53%         1.47%         1.38%+
  Ratio of net
    expenses to
    average daily
    net assets,
    after custodian
    fee reduction(2)    1.66%         1.46%        --             --             1.79%         1.51%        --            --
  Ratio of net
    investment
    income to
    average daily
    net assets          3.77%         3.75%         3.76%          3.17%+        3.92%         3.87%         3.83%         3.29%+

*For the following periods, the operating expenses of the Funds and the Portfolios reflect a reduction of expenses by the
 Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(3)       2.04%         1.90%         1.90%          2.17%+        1.93%         1.85%         1.84%         1.82%+
   Expenses after
custodian fee
reduction(2)            2.02%         1.88%        --             --             1.91%         1.83%        --            --
   Net investment
income                  3.41%         3.33%         3.38%          2.61%+        3.80%         3.55%         3.46%         2.85%+
NET INVESTMENT
INCOME PER SHARE     $  0.327      $  0.319      $  0.318       $  0.082      $  0.365      $  0.342      $  0.324       $ 0.089
                     ========      ========      ========       ========      ========      ========      ========       =======

  +  Computed on an annualized basis.
 ++  For the period from the start of the Fund's business to the fiscal year end on March 31st. The start of business for each
     Fund is as follows: December 8, 1993 for the Florida, New York and Pennsylvania Funds; and December 9, 1993 for the
     Massachusetts Fund.
+++  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2)  Includes each Fund's share of its corresponding Portfolio's allocated expenses.
(3)  The expense ratios for the years ended March 31, 1996 and thereafter have been adjusted to refect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4)  The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation
     of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUNDS' INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which has the same investment objective and policies as its corresponding Fund. Each Portfolio invests primarily in municipal obligations (as described below) having a dollar weighted average duration of between three and nine years and which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND (the "Florida Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax, and (2) limited principal fluctuation. The Florida Fund seeks to meet its objective by investing its assets in the Florida Limited Maturity Municipals Portfolio (the "Florida Portfolio").


EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND (the "Massachusetts Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Massachusetts State personal income taxes, and (2) limited principal fluctuation. The Massachusetts Fund seeks to meet its objective by investing its assets in the Massachusetts Limited Maturity Municipals Portfolio (the "Massachusetts Portfolio").

EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND (the "New York Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and New York State and New York City personal income taxes, and (2) limited principal fluctuation. The New York Fund seeks to meet its objective by investing its assets in the New York Limited Maturity Municipals Portfolio (the "New York Portfolio").

EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND (the "Pennsylvania Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Pennsylvania State and local taxes in the form of an investment exempt from Pennsylvania personal property taxes, and (2) limited principal fluctuation. The Pennsylvania Fund seeks to meet its objective by investing its assets in the Pennsylvania Limited Maturity Municipals Portfolio (the "Pennsylvania Portfolio").

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES THAT, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio and may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.


At least 75% of each Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds." A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


In pursuing its investment objective, each Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's sensitivity to changes in interest rates. In computing the duration of its portfolio, a Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Each Portfolio may use various techniques to shorten or lengthen the dollar weighted average duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and transactions in futures contracts and options on futures. Subject to the requirement that its dollar weighted average portfolio duration will not exceed nine years, a Portfolio may invest in individual debt obligations of any maturity.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at March 31, 1997, the Portfolios had invested in private activity bonds as follows (as a percentage of net assets): Florida Portfolio (4.5%); Massachusetts Portfolio (12.3%); New York Portfolio (17.3%); and Pennsylvania Portfolio (9.6%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payments; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.


NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering high current income are rated investment grade or below (Baa or BBB or lower) or are unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Because each Portfolio intends to limit its average portfolio duration to no more than nine years, the net asset value of its corresponding Fund can be expected to be less sensitive to changes in interest rates than that of a fund with a longer average portfolio duration. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero- coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 23, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

Effective March 31, 1998, the Trustees of the Trust have approved restructuring each Fund whereby each Fund will become the Class C shares of an Eaton Vance [state name] Limited Maturity Municipals Fund. Other funds with the same investment objective and policies that invest in the same Portfolio will become Class A and Class B. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains that would be the case if the restructuring did not occur. This result could occur because allocation of each Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and may over time result in lower expenses for a Fund.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income-based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                  ANNUAL         DAILY
CATEGORY DAILY NET ASSETS                         ASSET RATE     INCOME RATE
-------------------------------------------------------------------------------
1        up to $500 million                       0.300%         3.00%
2        $500 million but less than $1 billion    0.275%         2.75%
3        $1 billion but less than $1.5 billion    0.250%         2.50%
4        $1.5 billion but less than $2 billion    0.225%         2.25%
5        $2 billion but less than $3 billion      0.200%         2.00%
6        $3 billion and over                      0.175%         1.75%

Each Portfolio paid advisory fees for the fiscal year ended March 31, 1997 equivalent to the percentage of average daily net assets stated below.


                                         NET ASSETS AS OF
PORTFOLIO                                MARCH 31, 1997          ADVISORY FEE
-------------------------------------------------------------------------------
Florida                                  $ 92,909,192            0.46%
Massachusetts                              69,969,936            0.47%
New York                                  100,013,748            0.46%
Pennsylvania                               67,875,607            0.47%

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

William H. Ahern, Jr. has acted as the portfolio manager of the Florida and Massachusetts Portfolios since May 1, 1997. He has been a Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989.

Nicole Anderes has acted as the portfolio manager of the New York Portfolio since May 1, 1997. She joined Eaton Vance and BMR as a Vice President in January, 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994).

Timothy T. Browse has acted as the portfolio manager of the Pennsylvania Portfolio since May 1, 1997. He has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1992.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing the Fund's assets in its corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Funds. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLANS
-------------------------------------------------------------------------------

Each Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). UNDER EACH FUND'S PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF FUND SHARES. Each Fund's Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions made to Authorized Firms at the time of sale. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by each Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended March 31, 1997, each Fund paid or accrued fees under the Plan equivalent to .75% of such Fund's average daily net assets. As of March 31, 1997, uncovered distribution charges amounted to approximately $3,383,000 (equivalent to 58.5% of net assets on such day) in the case of the Florida Fund, $718,700 (equivalent to 15.6% of net assets on such day) in the case of the Massachusetts Fund, $876,900 (equivalent to 29.4% of net assets on such day) in the case of the New York Fund, and $1,625,500 (equivalent to 28.6% of net assets on such day) in the case of the Pennsylvania Fund. For more information, see "Distribution Plan" in the Statement of Additional Information.

EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .15% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .15% of the value of shares sold by such Firm and remaining outstanding for at least one year. However, the Plan authorizes the Trustees of the Trust on behalf of a Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further actions by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of a Fund does not exceed .25% of the Fund's average daily net assets. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. For the fiscal year ended March 31, 1997, each Fund paid or accrued service fees equivalent to .15% of such Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including (without limitation) the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of uncovered distribution charges of the Principal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING FUND SHARES
--------------------------------------------------------------------------------

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, a Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic [State name] Limited Maturity Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:


        Investors Bank & Trust Company
        Attention: EV Classic [State name] Limited Maturity Municipals Fund Physical Securities Processing Settlement Area
        200 Clarendon Street
        Boston, MA 02116


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis.


In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance of shares in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of a Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of Fund shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Each Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) and net capital gains that it distributes to its shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in a shareholder's tax base for determining the taxability of social security and railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest dividends to the shareholders. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds may be subject to tax on a portion of the Fund's distributions to them of exempt interest dividends. Accordingly, such users should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment in a Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time. Each Fund may quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.


Each Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX

STATE SPECIFIC INFORMATION
Because each Portfolio will normally invest at least 65% of its assets in the obligations within its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.

The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.

FLORIDA. Florida's financial operations are considerably different than most other states as Florida does not impose an individual income tax. Specifically, Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner.


The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years (revenues collected in excess of the limitation are generally deposited into the Budget Stabilization Fund).

Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

The State finished the 1996 fiscal year with a working capital reserve of $150.4 million and $260.8 million in the newly established budget stabilization reserve. For fiscal year 1995-96, the estimated General Revenue plus Working Capital and Budget Stabilization funds available totalled $15.4 billion, a 4.0% increase over fiscal year 1994-95. For fiscal year 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization funds available are reported to be $16.6 billion, a 7.7% increase over fiscal year 1995-96. The 1997 budget incorporates a 4.9% increase in revenues. The Florida and United States unemployment rates for 1995 were 5.5% and 5.6%, respectively. The estimated Florida and United States unemployment rates for 1996 and 1997 are reported to be 5.3% and 5.4%, respectively.

In 1993, the State constitution was amended to limit the annual growth in the assessed valuation of residential property. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.


General obligations of Florida are rated Aa, AA and AA by Moody's, S&P and Fitch, respectively. S&P presently regards the outlook for the State as stable.

FLORIDA TAXES. The Florida Department of Revenue has ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax so long as the fund's portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida Intangible Personal Property Tax. Although the date of valuation is prescribed as the close of business on the last business day of the previous calendar year, only the assets held in the portfolio of the fund on Jaunary 1 are to be valued.

The Florida Portfolio will normally attempt to invest substantially all of its assets in tax-exempt obligations of Florida, the United States, the Territories or political subdivisions of the United States or Florida ("Florida Obligations"), and it will strive to hold, on January 1 of each year, only assets that are exempt from the Florida intangibles tax. Accordingly, the value of the Florida Fund shares held by a shareholder should, under normal circumstances, be exempt from the Florida intangibles tax.


MASSACHUSETTS. In recent years, the Commonwealth has experienced a significant economic slowdown, and has experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. The unemployment rate was 4.0% for January, 1997 as compared to January, 1996 when the unemployment rate was 4.6%. The national unemployment rate was 5.5% for January, 1997.


Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth could have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt of the Commonwealth (other than certain debt incurred to pay the fiscal 1990 deficit and certain Medicaid reimbursement payments for prior years) was limited to 10%. In addition, the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, is limited. Property taxes are virtually the only source of tax revenues available to cities and towns to meet local costs. This limitation on cities and towns to generate revenues could create a demand for increases in state-funded local aid.


General obligations of Massachusetts are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

MASSACHUSETTS TAXES. The Massachusetts Portfolio has received a letter ruling (the "Ruling") from the Department of Revenue (the "Department") of The Commonwealth of Massachusetts to the effect that it will be classified as a partnership for Massachusetts tax purposes. The Ruling provides that, consequently, interest income received by the Massachusetts Portfolio on (1) debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof ("Massachusetts Obligations"), (2) the Governments of Puerto Rico, Guam, or the United States Virgin Islands ("Possessions Obligations"), or (3) the United States ("United States Obligations") will be treated as if realized directly by investors in the Massachusetts Portfolio. The Ruling concludes that, provided that an investor in the Massachusetts Portfolio qualifies as a regulated investment company ("RIC") under the Code and satisfies certain notice requirements of Massachusetts law,
(1) dividends paid by such a RIC that are treated as tax-exempt interest under the Code and that are directly attributable to interest on Massachusetts Obligations (including the RIC's allocable share of interest earned by the Massachusetts Portfolio on such obligations) and (2) dividends paid by such a RIC that are directly attributable to interest on Possessions Obligations or United States Obligations (including the RIC's allocable share of interest earned by the Massachusetts Portfolio on such obligations) will, in each case, be excluded from Massachusetts gross income. Because the Massachusetts Fund intends to continue to invest in the Massachusetts Portfolio, qualify for treatment as a RIC under the Code, and satisfy the applicable notice requirements, the Massachusetts Fund's distributions to its shareholders of its allocable share of the interest received by the Massachusetts Portfolio that is attributable to Massachusetts Obligations, Possessions Obligations or United States Obligations should consequently be excluded from Massachusetts gross income for individuals, estates and trusts that are subject to Massachusetts taxation. Distributions properly designated as capital gain dividends under the Code and attributable to gains realized by the Massachusetts Portfolio and allocated to the Massachusetts Fund on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's federal gross income, including distributions derived from net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

For purposes of determining the Massachusetts excise tax on corporations subject to Massachusetts taxation, distributions from the Massachusetts Fund will be included in net income, and in the case of intangible property corporations, shares of the Massachusetts Fund will be included in net worth.

NEW YORK. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. However, as the result of a recession ending in the first quarter of 1993, 560,000 jobs were lost statewide (down 6.7% from peak employment in 1989). Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer, manufacturing, utility, defense and banking industries. Government down sizing has also moderated these job gains. Entertainment and finance industries have had strong growth moderating those losses. The State expects continued employment growth in New York for 1997 though at a slower rate than 1996.

The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State. In some cases, the State has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

New York's general obligations are rated A2, A- and A+ by Moody's, S&P and Fitch, respectively. S&P currently assesses the rating outlook for New York obligations as positive. As of June 3, 1997, New York City obligations were rated Baa1, BBB+ and A- by Moody's, S&P and Fitch, respectively. On February 28, 1996, Fitch placed the city's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the city's general obligation bonds from Fitch alert, although Fitch stated that the outlook remains negative.

NEW YORK TAXES. In the opinion of Brown & Wood LLP, under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

PENNSYLVANIA. Pennsylvania has long had a large representation in the steel, mining and manufacturing industries and adverse conditions in those or other significant industries within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth. In recent years, Pennsylvania's economy has become more diversified with major new sources of growth in the service sector, including trade, medical and the health services, education and financial institutions. The unadjusted unemployment rate for Pennsylvania on March, 1997 was 5.4%.

The Governor's fiscal year 1997 proposed budget contained tax reductions totaling $60.2 million and certain cost reduction programs, particularly in the areas of public health and welfare. The fiscal year 1997 budget projects a small fiscal year-end unappropriated surplus. All budgetary proposals require legislative enactment.


Pennsylvania's general obligation debt is rated "AA-" by S&P and Fitch and "A1" by Moody's.


PENNSYLVANIA TAXES. Pennsylvania tax counsel has advised that interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and (ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.


Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. An investment in the Pennsylvania Fund is also exempt from the Pennsylvania Gross Premiums tax.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Portfolio reports to its investors the percentage of Exempt Obligations held by it for the year. The Pennsylvania Portfolio will report such percentage to its investors.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion has slowed through 1996. Growth is dependent on the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 of the Internal Revenue Code (a tax incentive to U.S. companies that has encouraged economic growth in Puerto Rico) will be phased out by 2006. It is uncertain what affect the change will have on the Puerto Rican economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P's outlook on Puerto Rico's rating was stable as of December 16, 1996.

[GRAPHIC OMITTED]

EV CLASSIC LIMITED MATURITY MUNICIPAL FUNDS
-------------------------------------------------------------------------------
PROSPECTUS

AUGUST 1, 1997

EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

EV CLASSIC
LIMITED MATURITY
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
-------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        C-LC8/1P

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                [GRAPHIC OMITTED]

                                 EV MARATHON
                       LIMITED MATURITY MUNICIPAL FUNDS

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
EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND      EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND     EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND         EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND   EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND


THE EV MARATHON LIMITED MATURITY MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS AND (2) LIMITED PRINCIPAL FLUCTUATION. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE INVESTMENT TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated August 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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
                                                       PAGE                                                     PAGE
Shareholder and Fund Expenses .........................   2  How to Redeem Fund Shares .........................  22
The Funds' Financial Highlights .......................   4  Reports to Shareholders ...........................  24
The Funds' Investment Objectives ......................  13  The Lifetime Investing Account/Distribution
Investment Policies and Risks..........................  14    Options .........................................  24
Organization of the Funds and the  Portfolios .........  17  The Eaton Vance Exchange Privilege ................  25
Management of the Funds and the Portfolios ............  18  Eaton Vance Shareholder Services ..................  26
Distribution Plans ....................................  20  Distributions and Taxes ...........................  27
Valuing Fund Shares ...................................  21  Performance Information ...........................  28
How to Buy Fund Shares ................................  21  Appendix -- State Specific Information ............  29
--------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES

-----------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
Sales Charges Imposed on Purchases of Shares                                                                           None
Sales Charges Imposed on Reinvested Distributions                                                                      None
Fees to Exchange Shares                                                                                                None
Range of Declining Contingent Deferred Sales Charges Imposed on Redemptions during the First Five Years
(as a percentage of redemption proceeds exclusive of all reinvestments and capital appreciation in the
account)                                                                                                         3.00% - 0%



ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA     CONNECTICUT    FLORIDA       MASSACHUSETTS   MICHIGAN
                                                              FUND           FUND           FUND          FUND            FUND
                                                              ---------------------------------------------------------------------
Investment Adviser Fee (after any applicable fee reduction)   0.47%          0.23%          0.46%         0.47%           0.48%
Rule 12b-1 Distribution (and Service) Fees                    0.90           0.88           0.90          0.90            0.90
Other Expenses                                                0.34           0.61           0.29          0.31            0.61
                                                              ----           ----           ----          ----            ----
    Total Operating Expenses (after reduction)                1.71%          1.72%          1.65%         1.68%           1.99%
                                                              ====           ====           ====          ====            ====



EXAMPLES
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b)
redemption at the end of each period:

                                                              CALIFORNIA     CONNECTICUT    FLORIDA       MASSACHUSETTS   MICHIGAN
                                                              FUND           FUND           FUND          FUND            FUND
                                                              ----------------------------------------------------------------------
 1 Year                                                       $ 47           $ 47           $ 47          $ 47            $ 50
 3 Years                                                        74             74             72            73              82
 5 Years                                                        84             85             81            83              99
10 Years                                                       147            148            140           144             178


An investor would pay the following expenses on the same investment, assuming
(a) 5% annual return and (b) no redemptions:


 1 Year                                                       $ 17           $ 17           $ 17          $ 17          $ 20
 3 Years                                                        54             54             52            53            62
 5 Years                                                        84             85             81            83            99
10 Years                                                       147            148            140           144           178


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
------------------------------------------------------------------------------------------------------------------------------------

                                                                          NEW JERSEY     NEW YORK       OHIO           PENNSYLVANIA
                                                                          FUND           FUND           FUND           FUND
                                                                          ---------------------------------------------------------
Investment Adviser Fee                                                    0.47%          0.46%          0.48%          0.47%
Rule 12b-1 Distribution (and Service) Fees                                0.90           0.89           0.90           0.90
Other Expenses                                                            0.32           0.28           0.46           0.32
                                                                          ----           ----           ----           ----
    Total Operating Expenses                                              1.69%          1.63%          1.84%          1.69%
                                                                          ====           ====           ====           ====


EXAMPLES
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b)
redemption at the end of each period:
                                                                     NEW JERSEY       NEW YORK        OHIO            PENNSYLVANIA
                                                                     FUND             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                                                              $ 47             $ 47            $ 49            $ 47
 3 Years                                                               73               71              78              73
 5 Years                                                               83               80              91              83
10 Years                                                              145              138             162             145


An investor would pay the following expenses on the same investment, assuming
(a) 5% annual return and (b) no redemptions:


 1 Year                                                              $ 17             $ 17            $ 19            $ 17
 3 Years                                                               53               51              58              53
 5 Years                                                               83               80              91              83
10 Years                                                              145              138             162             145


NOTES:


The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Class I shares convert to Class II shares approximately four years after purchase, therefore years 5 and 10 in the Example reflect Class II expenses. See "How to Buy Fund Shares -- Conversion Feature." Information for each Fund is based on its expenses for the most recent fiscal year. Absent a fee reduction, the Investment Adviser Fee would have been 0.47% and Total Operating Expenses would have been 1.96% for the Connecticut Fund.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Funds and the Portfolios see "The Funds" Financial Highlights," "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares." A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Assocation of Securities Dealers, Inc. See "Distribution Plans."


No contingent deferred sales charge is imposed on (a) shares purchased more than four years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares") and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."


Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 19.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios."

THE FUNDS' FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Funds' annual report to shareholders. The Funds' financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

----------------------------------------------------------------------------------------------------------------------------
                                                                 CALIFORNIA FUND
                        ----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED MARCH 31,
                        ----------------------------------------------------------------------------------------------------
                                     1997                        1996           1995           1994          1993++
                        ----------------------------          ----------     ---------      ---------      ---------
                         CLASS I         CLASS II*
                        ---------        --------
NET ASSET VALUE,
  beginning of year     $  10.080        $  9.940              $  9.950      $  10.050      $  10.340      $  10.000
                        ---------        --------              --------      ---------      ---------      ---------
INCOME (LOSS) FROM
  OPERATIONS:
  Net investment
    income              $   0.393        $  0.363              $  0.385      $   0.367      $   0.380      $   0.333
  Net realized and
    unrealized gain
    (loss) on
    investments            (0.097)          0.037+++              0.134         (0.027)        (0.180)         0.443
                        ---------        --------              --------      ---------      ---------      ---------
    Total income
      from operations   $   0.296        $  0.400              $  0.519      $   0.340      $   0.200      $   0.776
                        ---------        --------              --------      ---------      ---------      ---------

LESS DISTRIBUTIONS:

  From net
    investment
    income              $  (0.393)       $ (0.360)             $ (0.385)     $  (0.367)     $  (0.380)     $  (0.333)
  From net realized
    gain on
    investment
    transactions            --             --                     --            (0.007)        (0.014)       --
  In excess of net
    investment
    income(5)              (0.003)         --                    (0.004)        (0.066)        (0.096)       --
  In excess of net
    realized gain
    on investment
    transactions            --             --                     --             --             --             --
  From paid-in
    capital                 --             --                     --             --             --            (0.103)
                        ---------        --------              --------      ---------      ---------      ---------
    Total
      distributions     $  (0.396)      $  (0.360)            $  (0.389)     $  (0.440)     $  (0.490)     $  (0.436)
                        ---------        --------              --------      ---------      ---------      ---------
NET ASSET VALUE,
  end of year            $  9.980        $  9.980             $  10.080       $  9.950      $  10.050      $  10.340
                         ========        ========             =========       ========      =========      =========
TOTAL RETURN(1)             2.99%           3.84%                 5.27%          3.53%          1.86%          7.67%

RATIOS/SUPPLEMENTAL
  DATA**:
  Net assets, end
  of year (000
  omitted)              $  25,386       $  14,718             $  54,241      $  73,857      $  82,451      $  37,124
  Ratio of net
    expenses to
    average daily
    net assets(2)(4)        1.71%           0.90%+                1.63%          1.55%          1.40%          1.33%+
  Ratio of net
    expenses to
    average daily
    net assets
    after custodian
    fee reduction(2)        1.70%           0.89%+                1.59%        --             --             --
  Ratio of net
    investment
    income to
    average daily
    net assets              3.91%           4.76%+                3.81%          3.72%          3.55%          3.77%+

PORTFOLIO TURNOVER(3)       --             --                     --             --                0%            24%

**For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
  Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                                                                               1.48%          1.72%+
   Expenses after
     custodian fee
     reduction(2)                                                                               --             --
   Net investment
     income                                                                                     3.47%          3.38%+
NET INVESTMENT
INCOME PER SHARE                                                                             $  0.377       $  0.299
                                                                                            =========      =========
                                                   (See footnotes on page 12.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                    CONNECTICUT FUND
                                     ----------------------------------------------------------------------------------
                                                                  YEAR ENDED MARCH 31,
                                     ----------------------------------------------------------------------------------
                                                 1997                     1996           1995          1994++
                                     -------------------------------  -------------  -------------  -------------
                                     CLASS I         CLASS II*
                                     ---------       ---------
NET ASSET VALUE, beginning of year    $  9.850        $  9.870            $  9.690       $  9.690       $  10.000
                                      --------        --------            --------       --------       ---------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $  0.398        $  0.087            $  0.379       $  0.373       $   0.343
  Net realized and unrealized
    gain (loss) on investments          (0.089)         (0.082)              0.150          0.026          (0.243)
                                      --------        --------            --------       --------       ---------
    Total income from operations      $  0.309        $  0.005            $  0.529       $  0.399       $   0.100
                                      --------        --------            --------       --------       ---------

LESS DISTRIBUTIONS:

  From net investment income          $ (0.369)       $ (0.085)           $ (0.369)      $ (0.373)      $  (0.343)
  From net realized gain on
    investment transactions            --             --                   --             --             --
  In excess of net investment
    income(5)                          --             --                   --              (0.026)         (0.056)
  In excess of net realized gain
    on investment transactions         --             --                   --             --               (0.011)
                                      --------        --------            --------       --------       ---------
    Total distributions               $ (0.369)       $ (0.085)           $ (0.369)      $ (0.399)      $  (0.410)
                                      --------        --------            --------       --------       ---------
NET ASSET VALUE, -- end of year       $  9.790        $  9.790            $  9.850       $  9.690       $   9.690
                                      ========        ========            ========       ========       =========
TOTAL RETURN(1)                          3.21%         (0.13)%               5.50%          4.27%           0.73%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000
    omitted)                         $  10,227          $  586           $  13,014      $  15,613       $  14,752
  Ratio of net expenses to
    average daily net assets(2)(4)       1.72%           0.70%+              1.53%          1.23%           0.86%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                         1.68%           0.66%+              1.49%        --             --
  Ratio of net investment income
    to average daily net assets          3.93%           5.06%+              3.78%          3.89%           3.50%+

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                        1.96%           0.94%+              1.86%          1.81%           2.02%+
   Expenses after custodian fee
     reduction(2)                        1.92%           0.90%+            --             --             --
   Net investment income                 3.69%           4.82%+              3.45%          3.31%           2.34%+
NET INVESTMENT INCOME PER SHARE       $  0.374        $  0.083            $  0.346       $  0.317        $  0.229
                                      ========        ========            ========       ========        ========
                                                   (See footnotes on page 12.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                    FLORIDA FUND
                            ------------------------------------------------------------------------------------------------
                                                                YEAR ENDED MARCH 31,
                            ------------------------------------------------------------------------------------------------
                                      1997                         1996           1995           1994          1993++
                            -------------------------           ---------      ---------      ---------      ---------
                            CLASS I         CLASS II*
                            ---------       ---------
NET ASSET VALUE,
  beginning of year         $  10.170       $  10.030           $  10.080      $  10.060      $  10.360      $  10.000
                            ---------       ---------           ---------      ---------      ---------      ---------
INCOME (LOSS) FROM
OPERATIONS:
  Net investment income     $   0.388       $   0.357           $  0.383       $  0.375       $  0.387       $  0.333
  Net realized and
    unrealized gain
    (loss) on
    investments                (0.185)         (0.049)              0.096          0.090         (0.200)         0.469
                            ---------       ---------           ---------      ---------      ---------      ---------
    Total income from
      operations            $   0.203       $   0.308           $   0.479      $   0.465      $  (0.187)     $   0.802
                            ---------       ---------           ---------      ---------      ---------      ---------

LESS DISTRIBUTIONS:

  From net investment
    income                  $  (0.388)      $  (0.357)          $  (0.383)     $  (0.375)     $  (0.387)     $  (0.333)
  From net realized
    gain on investment
    transactions              --             --                   --              (0.012)        (0.008)       --
  In excess of net
    investment income(5)       (0.005)         (0.001)             (0.006)        (0.058)        (0.092)       --
  In excess of net
    realized gain on
    investment
    transactions              --             --                   --             --             --             --
  From paid-in capital        --             --                   --             --             --              (0.109)
                            ---------       ---------           ---------      ---------      ---------      ---------
    Total distributions     $  (0.393)      $  (0.358)          $  (0.389)     $  (0.445)     $  (0.487)     $  (0.442)
                            ---------       ---------           ---------      ---------      ---------      ---------
NET ASSET VALUE, end of
  year                      $   9.980       $   9.980           $  10.170      $  10.080      $  10.060      $  10.360
                            =========       =========           =========      =========      =========      =========
TOTAL RETURN(1)                 2.05%           2.88%               4.78%          4.79%          1.68%          7.94%

RATIOS/SUPPLEMENTAL
  DATA**:
  Net assets, end of
    year (000 omitted)      $  48,418       $  34,321           $ 116,781      $ 149,581      $ 162,999      $  90,210
  Ratio of net expenses
    to average daily
    net assets(2)(4)            1.65%           0.89%+              1.57%          1.50%          1.42%          1.24%+
  Ratio of net expenses
    to average daily
    net assets after
    custodian fee
    reduction(2)                1.63%           0.87%+              1.56%        --             --             --
  Ratio of net
    investment income
    to average daily
    net assets                  3.86%           4.65%+              3.74%          3.77%          3.57%          3.73%+

PORTFOLIO TURNOVER(3)         --             --                   --             --                  0%            11%

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                                                                                                1.49%+
   Expenses after
     custodian fee reduction(2)                                                                                   --
   Net investment
     income                                                                                                       3.48%+
NET INVESTMENT INCOME
  PER SHARE                                                                                                   $  0.311
                                                                                                              =========
                                                   (See footnotes on page 12.)



THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                 MASSACHUSETTS FUND
                           -------------------------------------------------------------------------------------------------
                                                                YEAR ENDED MARCH 31,
                           -------------------------------------------------------------------------------------------------
                                       1997                      1996           1995           1994          1993++
                           --------------------------------  -------------  -------------  -------------  ------------
                            CLASS I         CLASS II*
                           ---------        --------
NET ASSET VALUE,
  beginning of year        $  10.100        $  9.940             $  9.980       $  9.960      $  10.270      $  10.000
                           ---------        --------             --------       --------      ---------      ---------
INCOME (LOSS) FROM
  OPERATIONS:
  Net investment
    income                 $   0.378        $  0.359             $  0.383       $  0.383      $   0.385      $   0.334
  Net realized and
    unrealized gain
    (loss) on
    investments               (0.106)          0.040++              0.126          0.082         (0.197)         0.368
                           ---------        --------             --------       --------      ---------      ---------
    Total income from
      operations            $  0.272        $  0.399             $  0.509       $  0.465      $  0.188        $  0.702
                           ---------        --------             --------       --------      ---------      ---------

LESS DISTRIBUTIONS:

  From net investment
    income                 $  (0.382)      $  (0.349)           $  (0.383)     $  (0.383)     $  (0.385)     $  (0.334)
  From net realized
    gain on investment
    transactions             --             --                    --              (0.007)        (0.018)       --
  In excess of net
    investment income(5)     --             --                     (0.006)        (0.055)        (0.095)       --
  In excess of net
    realized gain on
    investment
    transactions             --             --                    --             --             --             --
  From paid-in capital       --             --                    --             --             --              (0.098)
                           ---------        --------             --------       --------      ---------      ---------
    Total
      distributions        $  (0.382)       $ (0.349)            $ (0.389)      $ (0.445)     $  (0.498)     $  (0.432)
                           ---------        --------             --------       --------      ---------      ---------
NET ASSET VALUE, end
  of year                  $   9.990        $  9.990             $ 10.100       $  9.980      $   9.960      $  10.270
                           =========        ========             ========       ========      =========      =========
TOTAL RETURN(1)                2.74%           3.83%                5.08%          4.84%          1.75%          6.95%

RATIOS/SUPPLEMENTAL
  DATA**:
  Net assets, end of
    year (000 omitted)     $  41,090        $ 23,995             $ 91,809       $113,338      $ 115,121      $  55,737
  Ratio of net
    expenses to
    average daily net
    assets(2)(4)               1.68%           0.91%+               1.60%          1.57%          1.46%          1.24%+
  Ratio of net
    expenses to
    average daily net
    assets after
    custodian fee
    reduction(2)               1.66%           0.89%+               1.58%        --             --             --
  Ratio of net
    investment income
    to average daily
    net assets                 3.90%           4.76%+               3.71%          3.89%          3.61%          3.88%+

PORTFOLIO TURNOVER(3)        --             --                    --             --                  2%            21%

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                                                                                                   1.55%+
   Net investment income                                                                                         3.57%+
NET INVESTMENT INCOME PER SHARE                                                                               $  0.307
                                                                                                              =========
                                                   (See footnotes on page 12.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                      MICHIGAN FUND
                                      ---------------------------------------------------------------------------------
                                                                  YEAR ENDED MARCH 31,
                                      ---------------------------------------------------------------------------------
                                                 1997                       1996           1995           1994++
                                      ------------------------            --------       --------       ---------
                                       CLASS I        CLASS II*
                                      --------        --------
NET ASSET VALUE, beginning of
  year                                $  9.730        $  9.740            $  9.630       $  9.650       $  10.000
                                      --------        --------            --------       --------       ---------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $  0.382        $  0.201            $  0.383       $  0.364       $   0.345
  Net realized and unrealized
    gain (loss) on investments           0.012           0.001               0.090          0.030          (0.279)
                                      --------        --------            --------       --------       ---------
    Total income from operations      $  0.394        $  0.202            $  0.473       $  0.394       $   0.066
                                      --------        --------            --------       --------       ---------

LESS DISTRIBUTIONS:

  From net investment income          $ (0.384)       $ (0.201)           $ (0.373)      $ (0.364)      $  (0.345)
  From net realized gain on
    investment transactions            --             --                   --             --             --
  In excess of net investment
    income(5)                          --               (0.001)            --              (0.050)         (0.071)
  In excess of net realized gain
    on investment transactions         --             --                   --             --             --
  From paid-in capital                 --             --                   --             --             --
                                      --------        --------            --------       --------       ---------
    Total distributions               $ (0.384)       $ (0.202)           $ (0.373)      $ (0.414)      $  (0.416)
                                      --------        --------            --------       --------       ---------
NET ASSET VALUE, end of year          $  9.740        $  9.740            $  9.730       $  9.630       $   9.650
                                      ========        ========            ========       ========       =========
TOTAL RETURN(1)                          4.14%           1.89%               4.95%          4.24%           0.37%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000
    omitted)                          $ 13,431        $    406            $ 18,705       $ 26,048       $  26,788
  Ratio of net expenses to
    average daily net assets(2)(4)       1.99%           1.18%+              1.78%          1.55%           0.91%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                         1.96%           1.15%+              1.75%        --             --
  Ratio of net investment income
    to average daily net assets          3.91%           4.56%+              3.92%          3.82%           3.56%+

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                                                                              1.66%           1.63%+
   Net investment income                                                                    3.71%           2.84%+
NET INVESTMENT INCOME PER SHARE                                                          $  0.354        $  0.275
                                                                                         ========        ========
                                                   (See footnotes on page 12.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------
                                                                       NEW JERSEY FUND
                                   ------------------------------------------------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------------------------------
                                          1997                        1996          1995          1994                1993++
                                   -----------------------          --------      --------      --------             --------
                                    CLASS I       CLASS II*
                                   --------      --------
NET ASSET VALUE, beginning of
  year                             $ 10.110      $  9.960           $ 10.020      $ 10.030      $ 10.350             $ 10.000
                                   --------      --------           --------      --------      --------             --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income            $  0.375      $  0.362           $  0.383      $  0.370      $  0.374             $  0.325
  Net realized and unrealized
    gain (loss) on investments       (0.026)        0.102++            0.093         0.068        (0.216)+++            0.453
                                   --------      --------           --------      --------      --------             --------
    Total income from
      operations                   $  0.349      $  0.464           $  0.476      $  0.438      $  0.158             $  0.778
                                   --------      --------           --------      --------      --------             --------

LESS DISTRIBUTIONS:
  From net investment income       $ (0.389)     $ (0.354)          $ (0.383)     $ (0.370)     $ (0.374)            $ (0.325)
  From net realized gain on
    investment transactions          --           --                  --            (0.018)       (0.012)             --
  In excess of net investment
    income(5)                        --           --                  (0.003)       (0.060)       (0.092)             --
  In excess of net realized
    gain on investment
    transactions                     --           --                  --            --           --                   --
  From paid-in capital               --           --                  --            --           --                    (0.103)
                                   --------      --------           --------      --------      --------             --------
    Total distributions            $ (0.389)     $ (0.354)          $ (0.386)     $ (0.448)     $ (0.478)            $ (0.428)
                                   --------      --------           --------      --------      --------             --------
NET ASSET VALUE, end of year       $ 10.070      $ 10.070           $ 10.110      $ 10.020      $ 10.030             $ 10.350
                                   ========      ========           ========      ========      ========             ========
TOTAL RETURN(1)                       3.53%         4.48%              4.79%         4.53%         1.44%                7.71%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000
    omitted)                       $ 34,691      $ 22,230           $ 78,039      $ 93,361      $ 99,743             $ 58,527
  Ratio of net expenses to
    average daily net assets(2)(4)    1.69%         0.88%+             1.60%         1.56%         1.51%                1.25%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                      1.66%         0.85%+             1.58%        --           --                   --
  Ratio of net investment
    income to average daily
    net assets                        3.90%         4.75%+             3.77%         3.73%         3.50%                3.71%+
PORTFOLIO TURNOVER(3)                --           --                  --            --                0%                   9%

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                                                                                                          1.55%+
   Net investment income                                                                                                3.41%+

NET INVESTMENT INCOME PER
  SHARE                                                                                                              $  0.299
                                                                                                                     ========
                                                   (See footnotes on page 12.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                      NEW YORK FUND
                                    -----------------------------------------------------------------------------------------
                                                                  YEAR ENDED MARCH 31,
                                    -----------------------------------------------------------------------------------------
                                             1997                      1996           1995           1994         1993++
                                    -------------------------         -------        -------        -------       -------
                                    CLASS I     CLASS II*
                                    -------    ----------
NET ASSET VALUE, beginning of
  year                              $10.150       $10.000             $10.030        $10.040        $10.360       $10.000
                                    -------       -------             -------        -------        -------       -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income             $ 0.387       $ 0.357             $ 0.374        $ 0.378        $ 0.387       $ 0.327
  Net realized and unrealized
    gain (loss) on investments       (0.109)        0.035++             0.135          0.049         (0.219)        0.475
                                    -------       -------             -------        -------        -------       -------
    Total income from
      operations                    $ 0.278       $ 0.392             $ 0.509        $ 0.427        $ 0.168       $ 0.802
                                    -------       -------             -------        -------        -------       -------

LESS DISTRIBUTIONS:
  From net investment income        $(0.387)      $(0.352)            $(0.374)       $(0.378)       $(0.387)      $(0.327)
  From net realized gain on
    investment transactions          --           --                  --              (0.004)        (0.008)      --
  In excess of net investment
    income(5)                        (0.001)      --                   (0.015)        (0.055)        (0.093)      --
  In excess of net realized
    gain on investment
    transactions                     --           --                  --             --             --            --
  From paid-in capital               --           --                  --             --             --             (0.115)
                                    -------       -------             -------        -------        -------       -------
    Total distributions             $(0.388)      $(0.352)            $(0.389)       $(0.437)       $(0.488)      $(0.442)
                                    -------       -------             -------        -------        -------       -------
NET ASSET VALUE, end of year        $10.040       $10.040             $10.150        $10.030        $10.040       $10.360
                                    =======       =======             =======        =======        =======       =======
TOTAL RETURN(1)                       2.79%         3.74%               5.12%          4.41%          1.46%         7.95%

RATIOS/SUPPLEMENTAL DATA:**
  Net assets, end of year (000
    omitted)                        $60,097       $35,932            $133,846       $166,691       $178,251       $93,819
  Ratio of net expenses to
    average daily net assets(2)(4)    1.63%         0.88%+              1.57%          1.51%          1.40%         1.21%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                      1.61%         0.86%+              1.55%        --             --            --
  Ratio of investment income
    to average daily net
    assets                            3.84%         4.67%+              3.66%          3.81%          3.56%         3.69%+

PORTFOLIO TURNOVER(3)                --           --                  --             --             --                11%

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                                                                                                      1.47%+
   Net investment income                                                                                            3.43%+
NET INVESTMENT INCOME PER SHARE                                                                                   $ 0.305
                                                                                                                  =======
                                                   (See footnotes on page 12.)

THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                           OHIO FUND
                                               ------------------------------------------------------------------------
                                                                      YEAR ENDED MARCH 31,
                                               ------------------------------------------------------------------------
                                                      1997                        1996          1995          1994++
                                               ----------------------           --------      --------       -------
                                               CLASS I       CLASS II*
                                               --------      --------
NET ASSET VALUE, beginning of year             $  9.840      $  9.860           $  9.730      $  9.730       $10.000
                                               --------      --------           --------      --------       -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                        $  0.408      $  0.205           $  0.398      $  0.382      $  0.354
  Net realized and unrealized gain (loss)
    on investments                               (0.033)       (0.037)             0.085         0.032        (0.194)
                                               --------      --------           --------      --------       -------
    Total income from operations               $  0.375      $  0.168           $  0.483      $  0.414      $  0.160
                                               --------      --------           --------      --------       -------

LESS DISTRIBUTIONS:
  From net investment income                   $ (0.395)     $ (0.205)          $ (0.373)     $ (0.382)     $ (0.354)
  From net realized gain on investment
    transactions                                 --           --                  --            --           --
  In excess of net investment income(5)          --            (0.003)            --            (0.032)       (0.076)
  In excess of net realized gain on
    investment transactions                      --           --                  --            --           --
  From paid-in capital                           --           --                  --            --           --
                                               --------      --------           --------      --------       -------
    Total distributions                        $ (0.395)     $ (0.208)          $ (0.373)     $ (0.414)      $(0.430)
                                               --------      --------           --------      --------       -------
NET ASSET VALUE, end of year                   $  9.820      $  9.820           $  9.840      $  9.730       $ 9.730
                                               ========      ========           ========      ========       =======
TOTAL RETURN(1)                                   3.89%         1.51%              5.07%         4.41%         1.23%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)         $24,587        $  952            $29,759       $34,279       $32,002
  Ratio of net expenses to average daily
    net assets(2)(4)                              1.84%         1.08%+             1.67%         1.49%         1.03%+
  Ratio of net expenses to average daily
    net assets after custodian fee
    reduction(2)                                  1.81%         1.05%+             1.65%        --           --
  Ratio of investment income to average
    daily net assets                              4.06%         4.75%+             4.04%         3.95%         3.53%+

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                                                                                   1.60%         1.63%+
   Net investment income                                                                         3.84%         2.93%+

NET INVESTMENT INCOME PER SHARE                                                               $  0.371      $  0.293
                                                                                              ========       =======
                                                   (See footnotes on page 12.)


THE FUNDS' FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                    PENNSYLVANIA FUND
                                     -------------------------------------------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                                     -------------------------------------------------------------------------------------
                                              1997                      1996           1995           1994         1993++
                                     ----------------------            -------        -------        -------       -------
                                     CLASS I       CLASS II*
                                     -------       -------
NET ASSET VALUE, beginning of
  year                               $10.190       $10.030            $10.090        $10.100        $10.390       $10.000
                                     -------       -------            -------        -------        -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income              $ 0.392       $ 0.371            $ 0.388        $ 0.374        $ 0.399       $ 0.336
  Net realized and unrealized
    gain (loss) on investments        (0.081)        0.063++            0.110          0.065         (0.195)        0.490
                                     -------       -------            -------        -------        -------       -------
    Total income from
      operations                     $ 0.311       $ 0.434            $ 0.498        $ 0.439        $ 0.204       $ 0.826
                                     -------       -------            -------        -------        -------       -------

LESS DISTRIBUTIONS:
  From net investment income         $(0.401)      $(0.364)           $(0.388)       $(0.374)       $(0.399)      $(0.336)
  From net realized gain on
    investment transactions           --           --                  --             (0.006)        (0.012)      --
  In excess of net investment
    income(5)                         --           --                  (0.010)        (0.069)        (0.083)      --
  In excess of net realized
    gain on investment
    transactions                      --           --                  --            --             --            --
  From paid-in capital                --           --                  --             --             --            (0.100)
                                     -------       -------            -------        -------        -------       -------
    Total distributions              $(0.401)      $(0.364)           $(0.398)       $(0.449)       $(0.494)      $(0.436)
                                     -------       -------            -------        -------        -------       -------
NET ASSET VALUE, end of year         $10.100       $10.100            $10.190        $10.090        $10.100       $10.390
                                     =======       =======            =======        =======        =======       =======
TOTAL RETURN(1)                        3.12%         4.15%              4.98%          4.50%          1.89%         8.19%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000
    omitted)                         $33,971       $27,907            $84,407       $103,553       $109,515       $65,005
  Ratio of net expenses to
    average daily net assets(2)(4)     1.69%         0.90%+             1.62%          1.57%          1.45%         1.29%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)                        1.67%        0.88%+             1.60%         --             --           --
  Ratio of investment income to
    average daily net assets           4.05%         4.83%+             3.79%          3.75%          3.63%         3.88%+

PORTFOLIO TURNOVER(3)                 --           --                  --             --                 0%           18%

** For the following periods, the operating expenses of the Funds and Portfolios reflect a reduction of expenses by the
   Administrator and/or Investment Adviser. Had such actions not been taken, the ratios and net investment income per share would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                                                                                                      1.53%+
   Net investment income                                                                                            3.64%+
NET INVESTMENT INCOME PER SHARE                                                                                   $ 0.315
                                                                                                                  =======

  *For the period from the start of business of Class II shares to the fiscal year end March 31, 1997. The start of business of
   Class II shares for each Fund is as follows: June 27, 1996 for the California, Florida, Massachusetts, New Jersey, New York and
   Pennsylvania Funds; January 21, 1997 for the Connecticut Fund; and October 22, 1996 for the Michigan and Ohio Funds.
  +Annualized.
 ++For the period from the start of the Fund's business to the fiscal year end on March 31st. The start of business for each Fund is as follows: May 29, 1992 for the California, Florida and New York Funds; April 16, 1993 for the
   Connecticut, Michigan and Ohio Funds; and June 1, 1992 for the Massachusetts, New Jersey and Pennsylvania Funds.
+++The per share amount is not in accord with the net realized and unrealized gain (loss) on investments because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2)Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3)Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their corresponding Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.
(4)The expense ratios for the year ended March 31, 1996 and thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(5)The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
   Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.


THE FUNDS' INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which has the same investment objective and policies as its corresponding Fund. Each Portfolio invests primarily in municipal obligations (as described below) having a dollar weighted average duration of between three and nine years and which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.


EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND (the "California Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and California State personal income taxes, and (2) limited principal fluctuation. The California Fund seeks to meet its objective by investing its assets in the California Limited Maturity Municipals Portfolio (the "California Portfolio").

EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND (the "Connecticut Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Connecticut State personal income taxes, and (2) limited principal fluctuation. The Connecticut Fund seeks to meet its objective by investing its assets in the Connecticut Limited Maturity Municipals Portfolio (the "Connecticut Portfolio").

EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND (the "Florida Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax, and (2) limited principal fluctuation. The Florida Fund seeks to meet its objective by investing its assets in the Florida Limited Maturity Municipals Portfolio (the "Florida Portfolio").

EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND (the "Massachusetts Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Massachusetts State personal income taxes, and (2) limited principal fluctuation. The Massachusetts Fund seeks to meet its objective by investing its assets in the Massachusetts Limited Maturity Municipals Portfolio (the "Massachusetts Portfolio").

EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND (the "Michigan Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Michigan State and City income and single business taxes in the form of an investment exempt from Michigan intangibles tax, and
(2) limited principal fluctuation. The Michigan Fund seeks to meet its objective by investing its assets in the Michigan Limited Maturity Municipals Portfolio (the "Michigan Portfolio").

EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND (the "New Jersey Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and New Jersey State personal income taxes, and (2) limited principal fluctuation. The New Jersey Fund seeks to meet its objective by investing its assets in the New Jersey Limited Maturity Municipals Portfolio (the "New Jersey Portfolio").

EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND (the "New York Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and New York State and New York City personal income taxes, and (2) limited principal fluctuation. The New York Fund seeks to meet its objective by investing its assets in the New York Limited Maturity Municipals Portfolio (the "New York Portfolio").

EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND (the "Ohio Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Ohio State personal income taxes, and (2) limited principal fluctuation. The Ohio Fund seeks to meet its objective by investing its assets in the Ohio Limited Maturity Municipals Portfolio (the "Ohio Portfolio").

EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND (the "Pennsylvania Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Pennsylvania State and local taxes in the form of an investment exempt from Pennsylvania personal property taxes, and (2) limited principal fluctuation. The Pennsylvania Fund seeks to meet its objective by investing its assets in the Pennsylvania Limited Maturity Municipals Portfolio (the "Pennsylvania Portfolio").

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX, AND FROM THE STATE TAXES THAT, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio and may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.


At least 75% of each Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds." A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


In pursuing its investment objective, each Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's sensitivity to changes in interest rates. In computing the duration of its portfolio, a Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Each Portfolio may use various techniques to shorten or lengthen the dollar weighted average duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and transactions in futures contracts and options on futures. Subject to the requirement that its dollar weighted average portfolio duration will not exceed nine years, a Portfolio may invest in individual debt obligations of any maturity.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at March 31, 1997, the Portfolios had invested in private activity bonds as follows (as a percentage of net assets): California Portfolio (8.1%); Connecticut Portfolio (2.1%); Florida Portfolio (4.5%); Massachusetts Portfolio (12.3%); Michigan Portfolio (7.2%); New Jersey Portfolio (14.6%); New York Portfolio (17.3%); Ohio Portfolio (9.6%); and Pennsylvania Portfolio (9.6%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payments; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.


NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering high current income are rated investment grade or below (Baa or BBB or lower) or are unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Because each Portfolio intends to limit its average portfolio duration to no more than nine years, the net asset value of its corresponding Fund can be expected to be less sensitive to changes in interest rates than that of a fund with a longer average portfolio duration. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


--------------------------------------------------------------------------------
  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A
  SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE
  MAY BE.
--------------------------------------------------------------------------------

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 23, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into two classes, Class I and Class II. Each Class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution Plans" and "How to Buy Fund Shares -- Conversion Feature." The Trustees have the authority under the Declaration of Trust to create additional Classes of shares with rights and privileges different from those applicable to the existing Classes of shares.

When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each Class of that Fund are entitled to share pro rata in the net assets attributable to the Class available for distribution to shareholders.

Effective March 31, 1998, the Trustees of the Trust have approved changing the name of each Fund to Eaton Vance [state name] Limited Maturity Municipals Fund and restructuring each Fund's Class I shares to become Class B shares. Each Fund's Class II shares will become Class A. Other funds with the same investment objective and policies that invest in the same Portfolio will become Class A and Class C. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains that would be the case if the restructuring did not occur. This result could occur because allocation of each Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and over time may result in lower expenses for a Fund.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income-based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:


                                                                      ANNUAL                 DAILY
CATEGORY          DAILY NET ASSETS                                    ASSET RATE             INCOME RATE
-------------------------------------------------------------------------------------------------------------
1                 up to $500 million                                  0.300%                 3.00%
2                 $500 million but less than $1 billion               0.275%                 2.75%
3                 $1 billion but less than $1.5 billion               0.250%                 2.50%
4                 $1.5 billion but less than $2 billion               0.225%                 2.25%
5                 $2 billion but less than $3 billion                 0.200%                 2.00%
6                 $3 billion and over                                 0.175%                 1.75%

Each Portfolio paid advisory fees for the fiscal year ended March 31, 1997 equivalent to the percentage of average daily net assets stated below.




                                                                  NET ASSETS AS OF
PORTFOLIO                                                         MARCH 31, 1997         ADVISORY FEE
---------------------------------------------------------------------------------------------------------
California                                                        $ 43,194,441           0.47%
Connecticut                                                         12,273,967           0.23%(1)
Florida                                                             92,909,192           0.46%
Massachusetts                                                       69,969,936           0.47%
Michigan                                                            14,996,432           0.48%
New Jersey                                                          58,265,939           0.47%
New York                                                           100,013,748           0.46%
Ohio                                                                28,469,852           0.48%
Pennsylvania                                                        67,875,607           0.47%

(1) Absent a fee reduction, the Connecticut Portfolio would have paid advisory fees equivalent to 0.47% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

William H. Ahern, Jr. has acted as the portfolio manager of the Connecticut, Michigan, New Jersey and Ohio Portfolios since October, 1994 and the Florida and Massachusetts Portfolios since May 1, 1997. He has been a Vice President of Eaton Vance and BMR since January, 1996 and has been an employee of Eaton Vance since 1989.

Nicole Anderes has acted as the portfolio manager of the New York Portfolio since May 1, 1997. She joined Eaton Vance and BMR as a Vice President in January, 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994).

Timothy T. Browse has acted as the portfolio manager of the Pennsylvania Portfolio since May 1, 1997. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992.

Cynthia J. Clemson has acted as the portfolio manager of the California Portfolio since May 1, 1997. She has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing the Fund's assets in its corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Funds. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLANS
--------------------------------------------------------------------------------


Each Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). UNDER EACH FUND'S PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS I SHARES. Each Fund's Plan provides hat the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Class I shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 2.5% of the purchase price of the Class I shares sold by such Firms. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by each Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended March 31, 1997, each Fund paid fees under the Plan equivalent to .75% of such Fund's average daily net assets attributable to Class I shares for such year. As of March 31, 1997, uncovered distribution charges amounted to approximately $331,700 (equivalent to 1.3% of net assets on such day) in the case of the California Fund, $235,800 (equivalent to 2.3% of net assets on such day) in the case of the Connecticut Fund, $714,000 (equivalent to 1.5% of net assets on such day) in the case of the Florida Fund, $475,700 (equivalent to 1.2% of net assets on such day) in the case of the Massachusetts Fund, $330,900 (equivalent to 2.5% of net assets on such day) in the case of the Michigan Fund, $444,900 (equivalent to 1.3% of net assets on such day) in the case of the New Jersey Fund, $680,400 (equivalent to 1.1% of net assets on such day) in the case of the New York Fund, $505,100 (equivalent to 2.1% of net assets on such day) in the case of the Ohio Fund, and $348,000 (equivalent to 1.0% of net assets on such day) in the case of the Pennsylvania Fund. For more information, see "Distribution Plan" in the Statement of Additional Information.

EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing a Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .15% per annum of the Fund's average daily net assets attributable to both Class I and Class II shares for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, a Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets attributable to all Classes of shares. For the fiscal year ended March 31, 1997, each Fund made service fee payments under the Plan as follows (as an annualized percentage of average daily net assets): California Fund (0.15%); Connecticut Fund (0.13%); Florida Fund (0.15%); Massachusetts Fund (0.15%); Michigan Fund (0.15%); New Jersey Fund (0.15%); New York Fund (0.14%); Ohio Fund (0.15%); and Pennsylvania Fund (0.15%).

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Class I shares of the Fund and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of Class I shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its Class I shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including (without limitation) the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Class I shares, and the amount of uncovered distribution charges of the Principal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Class I shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Class I shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING FUND SHARES
--------------------------------------------------------------------------------

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of the Fund's assets attributable to that Class, less the liabilities attributable to that Class, by the number of outstanding Class shares. Because each Fund invests its assets in an interest in its corresponding Portfolio, a Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


--------------------------------------------------------------------------------
  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING
  THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.
--------------------------------------------------------------------------------

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------

CLASS I SHARES of a Fund may be purchased for cash or may be acquired in exchange for acceptable securities. Investors may purchase Class I shares of a Fund through Authorized Firms at the net asset value per Class I share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.

An initial investment in Class I shares of a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

CONVERSION FEATURE. Class I shares held for the longer of (i) four years or
(ii) the time at which the contingent deferred sales charge applicable to such shares expires (the "holding period") will automatically convert to Class II shares. Such conversion will occur on or about the eighteenth day of the month in which the holding period expires. For purposes of this conversion, all distributions paid on Class I shares which the shareholder elects to reinvest in Class I shares will be considered to be held in a separate sub-account. Upon the conversion of Class I shares not acquired through the reinvestment of distributions, a pro rata portion of the Class I shares held in the sub-account will also convert to Class II shares. This portion will be determined by the ratio that the Class I shares being converted bear to the total of Class I shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

CLASS II SHARES are issued only in connection with the conversion feature described above. The Trustees of the Trust may, however, offer Class II shares in the future to limited classes of investors to be identified in the Funds' prospectus.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Class I shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Class I shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Class I share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon [State name] Limited Maturity Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:


        Investors Bank & Trust Company
        Attention: EV Marathon [State name] Limited Maturity Municipals Fund Physical Securities Processing Settlement Area
        200 Clarendon Street
        Boston, MA 02116


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

--------------------------------------------------------------------------------
  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.
--------------------------------------------------------------------------------

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) imposed on Class I shares and any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to fifteen days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions of Class I shares.


CONTINGENT DEFERRED SALES CHARGE. Class I shares redeemed within the first four years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all Class I shares in the account purchased more than four years prior to the redemption,
(b) all Class I shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the four years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:


YEAR OF
REDEMPTION
AFTER PURCHASE                                     CDSC
--------------------------------------------------------------------------------
First                                              3.0%
Second                                             2.5%
Third                                              2.0%
Fourth                                             1.0%
Fifth and following                                0.0%


In calculating the CDSC upon the redemption of Class I shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Class I shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on redemptions of Class II shares of a Fund. No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC applicable to Class I shares will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.


Unless a shareholder specifies otherwise, redemption requests placed by shareholders who own both Class I and Class II shares will be satisfied first by redeeming Class I shares that are no longer subject to a CDSC, then by redeeming Class II shares. If the Class II shares were acquired as the result of a conversion of certificated Class I shares, the certificate must be returned to the Transfer Agent before a redemption of such Class II shares can be processed.



REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and state tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance and Class of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance and Class of shares in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA, 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA, 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares of the same Class.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares of the same Class.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in the same Class of shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shares of each Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of each Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm Fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in States where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC or early withdrawal charge schedule applicable to Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Municipals Fund, see "How to Redeem Fund Shares." The CDSC applicable to the other funds in the Eaton Vance Marathon Group of Funds is 5%, 5%, 4%, 3%, 2%, or 1% in the event of a redemption occurring in the first, second, third, fourth, fifth or sixth year, respectively, after the original share purchase.


Shares of the funds listed above may be exchanged for Class I shares of a Fund on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund. Shares of such Funds may be so exchanged for Class II shares if the shares to be exchanged were acquired as the result of an exchange of Class II shares.


Telephone exchanges are accepted by the Transfer Agent, provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund, the Class of shares and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed Class I shares may reinvest, with credit for any CDSC paid on the redeemed Class I shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in Class I shares of a Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Class I shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any Class I shares of a Fund are sold at a loss and the proceeds are reinvested in Class I shares of the Fund (or other Class I shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to the Class I shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional Class I shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains) and net capital gains that it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the second date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds may be subject to tax on a portion of the Fund's distributions to them of exempt interest dividends. Accordingly, such user should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local or other taxes to an investment in a Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN OF CLASS I SHARES. The current yield of a Fund's Class I shares is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. The average annual total return of a Fund's Class I shares is determined by computing the average annual percentage change in value of $1,000 invested in Class I shares at the maximum public offering price (net asset value) for specified periods assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC for Class I shares at the end of the period. Each Fund may also publish annual and cumulative total return figures for Class I shares from time to time.


The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION


Because each Portfolio will normally invest at least 65% of its assets in the obligations within its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.

CALIFORNIA. From the latter years of the 1980s through fiscal year 1992-1993, California weathered a turbulent period of repeated budgetary imbalance. Even as rapid population growth escalated the demand for government services, an economic recession ravaged the State's revenue base and drove expenditures above budget appropriations.


Bolstered by strengthening revenues, reduced caseload growth and an improving economy, the State has begun to experience some relief from the serious budgetary pressures that characterized a significant portion of the decade. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1996-1997 Budget Act allocated a State budget of some $63 billion. In the context of optimistic revenue projections released by the Department of Finance, the Budget Act granted a $230 million tax cut to corporations while simultaneously providing an increase in funding for education and prisons. However, only a relatively modest amount, $287 million, was allocated to the reserve fund available for emergencies such as earthquakes.

Nonetheless, the State's budgetary fortunes continue to be subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non-municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the State cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the State -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.

Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

Finally, certain bonds in the Portfolio may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

General obligation bonds of the State of California are currently rated A1 by Moody's and A+ by S&P.

CALIFORNIA TAXES. California law provides that dividends paid by the California Fund and designated by the California Fund as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California State personal income taxes, provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the State of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax.

CONNECTICUT. Historically, Connecticut's economic structure has been concentrated in manufacturing, including a heavy component of defense-related industries, which increases the State's vulnerability to economic cycles and to declines in federal government defense spending. More recently, Connecticut's level of manufacturing activity has declined, but this has been partially offset by extensive urban development, a large insurance sector, relocations of corporate headquarters to Connecticut (specifically to Fairfield County), and the extension of other service sectors. For 1996, the unemployment rate in Connecticut on a seasonally adjusted basis was 5.0%, as compared to a rate of 5.4% nationwide.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. The State has about $6 billion of general obligation bonds outstanding, of which more than half have been issued for general state purposes. The remaining general obligation bonds were issued for highway construction, mass transit, and rental housing. Debt indicators have been rising and are high at $1,963 of net direct debt per capita. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, reductions in their ability to pay interest and principal thereon, and increases in their future borrowing costs.


General obligations of the State of Connecticut are rated AA-, Aa and AA by S&P, Moody's and Fitch, respectively.

CONNECTICUT TAXES. In the opinion of Day, Berry & Howard, special Connecticut tax counsel to the Connecticut Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax on the Connecticut taxable income of individuals, trusts, and estates in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on tax-exempt obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or on tax-exempt obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.


Other distributions from the Connecticut Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that capital gain dividends derived from obligations issued by or on behalf of the State of Connecticut or its political subdivisions or the authorities, instrumentalities or districts of any of them will not be subject to such tax. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent qualifying as exempt-interest dividends derived from obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other distributions from the Connecticut Fund could cause or increase liability for the net Connecticut minimum tax. The Connecticut Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Connecticut Fund on municipal bonds during the preceding year.

Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from Connecticut personal income tax and federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax, except for any portion thereof other than amounts qualifying as exempt-interest dividends or capital gain dividends for federal income tax purposes that might qualify for the dividends-received deduction provided under that Connecticut tax, and all such distributions may be subject to state and local taxes in states other than Connecticut.


FLORIDA. Florida's financial operations are considerably different than most other states as Florida does not impose an individual income tax. Specifically, Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner.

The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years (revenues collected in excess of the limitation are generally deposited into the Budget Stabilization Fund).


Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization
Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

The State finished the 1996 fiscal year with a working capital reserve of $150.4 million and $260.8 million in the newly established budget stabilization reserve. For fiscal year 1995-96, the estimated General Revenue plus Working Capital and Budget Stabilization funds available totalled $15.4 billion, a 4.0% increase over fiscal year 1994-95. For fiscal year 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization funds available are reported to be $16.6 billion, a 7.7% increase over fiscal year 1995-96. The 1997 budget incorporates a 4.9% increase in revenues. The Florida and United States unemployment rates for 1995 were 5.5% and 5.6%, respectively. The estimated Florida and United States unemployment rates for 1996 and 1997 are reported to be 5.3% and 5.4%, respectively.


In 1993, the State constitution was amended to limit the annual growth in the assessed valuation of residential property. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.

General obligations of Florida are rated Aa, AA and AA by Moody's, S&P and Fitch, respectively. S&P presently regards the outlook for the State as stable.

FLORIDA TAXES. The Florida Department of Revenue has ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax so long as the fund's portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida Intangible Personal Property Tax. Although the date of valuation is prescribed as the close of business on the last business day of the previous calendar year, only the assets held in the portfolio of the fund on January 1 are to be valued.

The Florida Portfolio will normally attempt to invest substantially all of its assets in tax-exempt obligations of Florida, the United States, the Territories or political subdivisions of the United States or Florida ("Florida Obligations"), and it will strive to hold on January 1 of each year, only assets that are exempt from the Florida intangibles tax. Accordingly, the value of the Florida Fund shares held by a shareholder should, under normal circumstances, be exempt from the Florida intangibles tax.


MASSACHUSETTS. In recent years, the Commonwealth has experienced a significant economic slowdown, and has experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. The unemployment rate was 4.0% for January, 1997 as compared to January, 1996, when the unemployment rate was 4.6%. The national unemployment rate was 5.5% for January, 1997.


Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth could have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt of the Commonwealth (other than certain debt incurred to pay the fiscal 1990 deficit and certain Medicaid reimbursement payments for prior years) was limited to 10%. In addition, the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, is limited. Property taxes are virtually the only source of tax revenues available to cities and towns to meet local costs. This limitation on cities and towns to generate revenues could create a demand for increases in state-funded local aid.


General obligations of Massachusetts are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

MASSACHUSETTS TAXES. The Massachusetts Portfolio has received a letter ruling (the "Ruling") from the Department of Revenue (the "Department") of The Commonwealth of Massachusetts to the effect that it will be classified as a partnership for Massachusetts tax purposes. The Ruling provides that, consequently, interest income received by the Massachusetts Portfolio on (1) debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof ("Massachusetts Obligations"), (2) the Governments of Puerto Rico, Guam, or the United States Virgin Islands ("Possessions Obligations"), or (3) the United States ("United States Obligations") will be treated as if realized directly by investors in the Massachusetts Portfolio. The Ruling concludes that, provided that an investor in the Massachusetts Portfolio qualifies as a regulated investment company ("RIC") under the Code and satisfies certain notice requirements of Massachusetts law, (1) dividends paid by such a RIC that are treated as tax-exempt interest under the Code and that are directly attributable to interest on Massachusetts Obligations (including the RIC's allocable share of interest earned by the Massachusetts Portfolio on such obligations) and (2) dividends paid by such a RIC that are directly attributable to interest on Possessions Obligations or United States Obligations (including the RIC's allocable share of interest earned by the Massachusetts Portfolio on such obligations) will, in each case, be excluded from Massachusetts gross income. Because the Massachusetts Fund intends to continue to invest in the Massachusetts Portfolio, qualify for treatment as a RIC under the Code, and satisfy the applicable notice requirements, the Massachusetts Fund's distributions to its shareholders of its allocable share of the interest received by the Massachusetts Portfolio that is attributable to Massachusetts Obligations, Possessions Obligations or United States Obligations should consequently be excluded from Massachusetts gross income for individuals, estates and trusts that are subject to Massachusetts taxation. Distributions properly designated as capital gain dividends under the Code and attributable to gains realized by the Massachusetts Portfolio and allocated to the Massachusetts Fund on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's federal gross income, including distributions derived from net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

For purposes of determining the Massachusetts excise tax on corporations subject to Massachusetts taxation, distributions from the Massachusetts Fund will be included in net income, and in the case of intangible property corporations, shares of the Massachusetts Fund will be included in net worth.

MICHIGAN. Michigan has long had a large representation in and is dominated by the automobile industry and related industries and tends to be more vulnerable to economic cycles than other states and the nation as a whole. For January, 1997, Michigan's unemployment rate was 4.9%, as compared to the national rate of 5.4%. In March, 1994, Michigan voters approved changes to the tax system resulting in, among other things, an increase in the sales tax rate, a reduction in the income tax rate and the creation of a statewide property tax.


Michigan's general obligation debt is rated A1, AA and AA, by Moody's, S&P and Fitch, respectively.


MICHIGAN TAXES. The Michigan Fund has received an opinion from Butzel Long, special Michigan tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and City income taxes, Michigan single business tax and in the form of an investment exempt from the Michigan intangibles tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities. The opinion also provides that shares of the Michigan Fund will be exempt from the Michigan intangibles tax to the extent the Michigan Portfolio's assets consist of Michigan tax-exempt obligations and any other securities or obligations that are exempt from the Michigan intangibles tax. The Michigan intangibles tax is being phased out; thus, even if it applies to a portion of income from the Fund (for instance, due to non-Michigan investments), it is now reduced and will be eliminated by 1998.

NEW JERSEY. Fiscal year 1996 ended with total revenues up 4.3% to $15.6 billion. However, total spending increased to $16.3 billion. As of January 1, 1996, New Jersey fulfilled Governor Whitman's promised personal income tax cut of 30%. Even so, tax revenues were up in all categories with income tax receipts up by 4.3%. The higher spending level resulted in a decrease of total fund balances to $880 million, down 7.5%.

The legislature is now debating a controversial Whitman proposal to issue $2.8 billion of bonds to fund the state's pension liability. The plan would free up $647 million of funds for the current year but has raised budgetary sleight-of-hand concerns. Largely, however, the New Jersey economy has performed well, growing faster than its Mid-Atlantic neighbors, though slower than the nation as a whole.


New Jersey's general obligation debt is rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.

NEW JERSEY TAXES. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund." The Fund has obtained an opinion of its special tax counsel, Wilentz, Goldman & Spitzer, P.A., that, provided the New Jersey Fund limits its investments to those described in this Prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.


NEW YORK. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. However, as the result of a recession ending in the first quarter of 1993, 560,000 jobs were lost statewide (down 6.7% from peak employment in 1989). Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer, manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains. Entertainment and finance industries have had strong growth, moderating those losses. The State expects continued employment growth in New York for 1997, though at a slower rate than 1996.

The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State. In some cases, the State has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

New York's general obligations are rated A2, A- and A+ by Moody's, S&P and Fitch, respectively. S&P currently assesses the rating outlook for New York obligations as positive. As of June 3, 1997, New York City obligations were rated Baa1, BBB+ and A- by Moody's, S&P and Fitch, respectively. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.

NEW YORK TAXES. In the opinion of Brown & Wood LLP, under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

OHIO. The State's economy is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. In fiscal 1993, a projected $520 million budget gap was addressed through tax revisions and appropriation cuts. By fiscal year 1996, the State had replenished its Budget Stabilization Fund to a level of $828.3 million. Revenues continue to grow at a faster rate than expenditures; 3.2% versus 2.2%. The state continues to maintain a solid financial position.

General obligations of Ohio are rated AA+ and Aa1 by S&P and Moody's, respectively (except that highway obligations are rated Aaa by S&P).

OHIO TAXES. In the opinion of special tax counsel to the Ohio Fund, Squire, Sanders & Dempsey L.L.P., under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.

PENNSYLVANIA. Pennsylvania has long had a large representation in the steel, mining and manufacturing industries and adverse conditions in those or other significant industries within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth. In recent years, Pennsylvania's economy has become more diversified with major new sources of growth in the service sector, including trade, medical and the health services, education and financial institutions. The unadjusted unemployment rate for Pennsylvania on March, 1997 was 5.4%.

The Governor's fiscal year 1997 proposed budget contained tax reductions and certain cost reduction programs, particularly in the areas of public health and welfare. The fiscal year 1997 budget projects a small fiscal year-end unappropriated surplus. All budgetary proposals require legislative enactment.


Pennsylvania's general obligation debt is rated "AA-" by S&P and Fitch and "A1" by Moody's.


PENNSYLVANIA TAXES. Pennsylvania tax counsel has advised that interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and (ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions of interest made by the Pennsylvania Fund, provided such distributions are attributable to Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. An investment in the Pennsylvania Fund is also exempt from the Pennsylvania Gross Premiums tax.

Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.


For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Portfolio reports to its investors the percentage of Exempt Obligations held by it for the year. The Pennsylvania Portfolio will report such percentage to its investors.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion has slowed through 1996. Growth is dependent on the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 of the Internal Revenue Code (a tax incentive to U.S. companies that has encouraged economic growth in Puerto
Rico) will be phased out by 2006. It is uncertain what affect the change will have on the Puerto Rican economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P's outlook on Puerto Rico's rating was stable as of December 16, 1996.

[Logo]
EATON VANCE
================
    Mutual Funds



EV MARATHON LIMITED MATURITY MUNICIPAL FUNDS
--------------------------------------------------------------------------------

PROSPECTUS


AUGUST 1, 1997


EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND
EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND




EV MARATHON
LIMITED MATURITY
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        M-LC8/1P

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL

                       LIMITED MATURITY MUNICIPAL FUNDS
-------------------------------------------------------------------------------

EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND            EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND           EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND               EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND


THE EV TRADITIONAL LIMITED MATURITY MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS AND (2) LIMITED PRINCIPAL FLUCTUATION. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON- DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE INVESTMENT TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated August 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.

--------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                                                          PAGE
Shareholder and Fund Expenses ............................................  2
The Funds' Financial Highlights ..........................................  3
The Funds' Investment Objectives .........................................  7
Investment Policies and Risks ............................................  7
Organization of the Funds and the Portfolios ............................. 11
Management of the Funds and the Portfolios ............................... 12
Service Plans ............................................................ 14
Valuing Fund Shares ...................................................... 14
How to Buy Fund Shares ................................................... 14
How to Redeem Fund Shares ................................................ 16
Reports to Shareholders .................................................. 18
The Lifetime Investing Account/Distribution Options ...................... 18
The Eaton Vance Exchange Privilege ....................................... 19
Eaton Vance Shareholder Services ......................................... 19
Distributions and Taxes .................................................. 20
Performance Information .................................................. 21
Appendix -- State Specific Information ................................... 22

--------------------------------------------------------------------------------
                       PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                               2.25%
Sales Charges Imposed on Reinvested Distributions                                                            None
Fees to Exchange Shares                                                                                      None

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------

                              CALIFORNIA  CONNECTICUT  FLORIDA     MICHIGAN     NEW JERSEY     NEW YORK      OHIO
                                 FUND        FUND        FUND        FUND          FUND          FUND        FUND
                              ----------  -----------  -------     --------     ----------     --------      ----
Investment Adviser Fee
  (after any fee reduction)      0.47%       0.23%       0.46%       0.48%         0.47%         0.46%       0.48%
Other Expenses (including
  Service Plan Fees and
  after expense allocations)     0.67        1.04        0.30        0.94          0.66          0.36        1.01
                                 ---         ---         ---         ---           ---           ---         ---

    Total Operating Expenses
    (after reductions)           1.14%       1.27%       0.76%       1.42%         1.13%         0.82%       1.49%
                                 ---         ---         ---         ---           ---           ---         ---
                                 ---         ---         ---         ---           ---           ---         ---

EXAMPLES
----------------------------------------------------------------------------------------------------------------------
An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5%
annual return and (b) redemption at the end of each period:

                              CALIFORNIA  CONNECTICUT  FLORIDA     MICHIGAN     NEW JERSEY     NEW YORK      OHIO
                                 FUND        FUND        FUND        FUND          FUND          FUND        FUND
                              ----------  -----------  -------     --------     ----------     --------      ----
 1 Year                          $ 34        $ 35        $ 30        $ 37          $ 34          $ 31        $ 37
 3 Years                           58          62          46          66            58            48          69
 5 Years                           84          91          64          98            83            67         102
10 Years                          158         172         115         189           157           122         196

NOTES:
The table and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on such Fund's expenses for the most recent fiscal year. Absent a fee reduction and an expense allocation, the Investment Adviser Fee, Other Expenses and Total Operating Expenses would have been 0.47%, 1.85% and 2.32%, respectively, for the Connecticut Fund. Absent an expense allocation, Other Expenses and Total Operating Expenses would be 1.05% and 1.52%, respectively, for the California Fund; 0.89% and 1.35%, respectively, for the Florida Fund; 1.88% and 2.36%, respectively, for the Michigan Fund; 1.42% and 1.89%, respectively, for the New Jersey Fund; 3.83% and 4.29%, respectively, for the New York Fund; and 1.10% and 1.58%, respectively, for the Ohio Fund.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights," "Management of the Funds and the Portfolios" and "Service Plans."

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 12.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios."

THE FUNDS' FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Funds' annual report to shareholders. The Funds' financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information.
Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

                                                 CALIFORNIA FUND                         CONNECTICUT FUND
                                      --------------------------------------   --------------------------------------
                                               YEAR ENDED MARCH 31,                     YEAR ENDED MARCH 31,
                                      --------------------------------------   --------------------------------------
                                         1997      1996      1995      1994*      1997      1996      1995      1994*
                                         ----      ----      ----      ----       ----      ----      ----      ----
NET ASSET VALUE, beginning of year    $ 9.650   $ 9.520   $ 9.570   $10.000    $ 9.610   $ 9.460   $ 9.500   $10.000
                                      -------   -------   -------   -------    -------   -------   -------   -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $ 0.430   $ 0.376   $ 0.348   $ 0.098    $ 0.414   $ 0.350   $ 0.344   $ 0.072
  Net realized and unrealized gain
    (loss) on investments              (0.090)    0.124     0.003++  (0.400)    (0.079)    0.156     0.002++  (0.475)
                                      -------   -------   -------   -------    -------   -------   -------   -------
    Total income (loss) from
      operations                      $ 0.340   $ 0.500   $ 0.351   $(0.302)   $ 0.335   $ 0.506   $ 0.346   $(0.403)
                                      -------   -------   -------   -------    -------   -------   -------   -------

LESS DISTRIBUTIONS:
  From net investment income          $(0.430)  $(0.370)  $(0.348)  $(0.098)   $(0.414)  $(0.350)  $(0.344)  $(0.072)
  In excess of net investment
    income(1)                             --       --      (0.053)   (0.030)    (0.001)   (0.006)   (0.042)   (0.025)
                                      -------   -------   -------   -------    -------   -------   -------   -------
    Total distributions               $(0.430)  $(0.370)  $(0.401)  $(0.128)   $(0.415)  $(0.356)  $(0.386)  $(0.097)
                                      -------   -------   -------   -------    -------   -------   -------   -------
NET ASSET VALUE, end of year          $ 9.560   $ 9.650   $ 9.520   $ 9.570    $ 9.530   $ 9.610   $ 9.460   $ 9.500
                                      =======   =======   =======   =======    =======   =======   =======   =======
TOTAL RETURN(2)                         3.58%     5.39%     3.80%    (3.16%)     3.54%     5.49%     3.78%    (4.14%)

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
    (000 omitted)                     $ 2,831   $ 4,800   $ 7,970   $14,479    $ 1,339   $ 1,728   $ 1,583   $ 2,051
  Ratio of net expenses to
    average daily net assets(3)(4)      1.14%     1.54%     1.51%     1.48%+     1.27%     1.62%     1.37%     1.38%+
  Ratio of net expenses to
    average daily net assets, after
    custodian fee reduction(3)          1.13%     1.50%      --        --        1.23%     1.58%      --        --
  Ratio of net investment income
    to average daily net assets         4.49%     3.90%     3.75%     2.91%+     4.32%     3.62%     3.70%     2.70%+

**The operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income per share and the ratios would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(3)(4)                       1.52%     1.81%     1.81%     1.98%+     2.32%     2.88%     3.01%     2.78%+
   Expenses after custodian fee
     reduction(2)                       1.51%     1.77%     --        --         2.28%     2.84%     --        --
   Net investment income                4.11%     3.63%     3.45%     2.41%+     3.27%     2.36%     2.06%     1.30%+

NET INVESTMENT INCOME PER SHARE       $ 0.394   $ 0.350   $ 0.320   $ 0.081    $ 0.313   $ 0.228   $ 0.192   $ 0.035
                                      =======   =======   =======   =======    =======   =======   =======   =======

                                                    (See footnotes on page 6.)

-------------------------------------------------------------------------------

                                                        FLORIDA FUND                        MICHIGAN FUND
                                                ----------------------------      -----------------------------------
                                                    YEAR ENDED MARCH 31,                YEAR ENDED MARCH 31,
                                                ----------------------------      -----------------------------------
                                                 1997      1996      1995*      1997      1996      1995      1994*
                                                 ----      ----      ----       ----      ----      ----      ----
NET ASSET VALUE, beginning of year              $10.120   $10.070   $10.000    $ 9.580   $ 9.480   $ 9.490   $10.000
                                                -------   -------   -------    -------   -------   -------   -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         $ 0.480   $ 0.451   $ 0.321    $ 0.425   $ 0.376   $ 0.352   $ 0.100
  Net realized and unrealized gain (loss) on
    investments                                  (0.181)    0.070++   0.088      0.025     0.095     0.039++  (0.484)
                                                -------   -------   -------    -------   -------   -------   -------
    Total income (loss) from operations         $ 0.299   $ 0.521   $ 0.409    $ 0.450   $ 0.471   $ 0.391   $(0.384)
                                                -------   -------   -------    -------   -------   -------   -------

LESS DISTRIBUTIONS:
  From net investment income                    $(0.469)  $(0.451)  $(0.321)   $(0.430)  $(0.371)  $(0.352)  $(0.100)
  In excess of net investment income(1)            --      (0.020)   (0.018)      --        --      (0.049)   (0.026)
                                                -------   -------   -------    -------   -------   -------   -------
    Total distributions                         $(0.469)  $(0.471)  $(0.339)   $(0.430)  $(0.371)  $(0.401)  $(0.126)
                                                -------   -------   -------    -------   -------   -------   -------
NET ASSET VALUE, end of year                    $ 9.950   $10.120   $10.070    $ 9.600   $ 9.580   $ 9.480   $ 9.490
                                                =======   =======   =======    =======   =======   =======   =======
TOTAL RETURN(2)                                   2.90%     5.33%     4.19%      4.78%     5.10%     4.26%    (3.99%)

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)         $ 3,790   $ 2,325   $   241    $ 1,034   $ 2,340   $ 6,904   $ 8,874
  Ratio of net expenses to average daily
    net assets(3)(4)                              0.76%     0.89%     0.74%+     1.42%     1.83%     1.56%     1.15%+
  Ratio of net expenses to average daily
    net assets, after custodian fee
    reduction(3)                                  0.74%     0.87%     --         1.39%     1.79%     --        --
  Ratio of net investment income to average
    daily net assets                              4.73%     4.26%     4.52%+     4.45%     3.94%     3.80%     3.07%+

**The operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(3)(4)                                 1.35%     2.48%    12.20%+     2.36%     2.15%     1.99%     2.35%+
   Expenses after custodian fee reduction(2)      1.33%     2.46%     --         2.33%     --        --        --
   Net investment income (loss)                   4.14%     2.67%    (6.94%)+    3.51%     3.62%     3.37%     1.87%+
NET INVESTMENT INCOME (LOSS) PER SHARE          $ 0.420   $ 0.283   $(0.506)   $ 0.335   $ 0.345   $ 0.312   $ 0.061
                                                =======   =======   =======    =======   =======   =======   =======

                                                    (See footnotes on page 6.)

------------------------------------------------------------------------------

                                                          NEW JERSEY FUND                      NEW YORK FUND
                                                -------------------------------------    ---------------------------
                                                         YEAR ENDED MARCH 31,               YEAR ENDED MARCH 31,
                                                -------------------------------------    ---------------------------
                                                  1997      1996      1995       1994*     1997      1996      1995*
                                                  ----      ----      ----       ----      ----      ----      ----
NET ASSET VALUE, beginning of year              $ 9.670   $ 9.590   $ 9.570    $10.000   $10.220   $10.030   $10.000
                                                -------   -------   -------    -------   -------   -------   -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         $ 0.425   $ 0.368   $ 0.345    $ 0.099   $ 0.459   $ 0.465   $ 0.325
  Net realized and unrealized
    gain (loss) on investments                   (0.050)    0.077     0.071     (0.404)   (0.099)    0.196     0.051
                                                -------   -------   -------    -------   -------   -------   -------
    Total income (loss) from operations         $ 0.375   $ 0.445   $ 0.416    $(0.305)  $ 0.360   $ 0.661   $ 0.376
                                                -------   -------   -------    -------   -------   -------   -------

LESS DISTRIBUTIONS:
  From net investment income                    $(0.425)  $(0.365)  $(0.345)   $(0.099)  $(0.459)  $(0.465)  $(0.325)
  In excess of net investment income(1)            --        --      (0.051)    (0.026)   (0.011)   (0.006)   (0.021)
  From net realized gain on investments            --        --        --         --      (0.060)     --        --
                                                -------   -------   -------    -------   -------   -------   -------
    Total distributions                         $(0.425)  $(0.365)  $(0.396)   $(0.125)  $(0.530)  $(0.471)  $(0.346)
                                                -------   -------   -------    -------   -------   -------   -------
NET ASSET VALUE, end of year                    $ 9.620   $ 9.670   $ 9.590    $ 9.570   $10.050   $10.220   $10.030
                                                =======   =======   =======    =======   =======   =======   =======
TOTAL RETURN(2)                                   3.94%     4.77%     4.49%     (3.20%)    3.58%     6.68%     3.87%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)         $ 1,049   $ 1,907   $ 3,306    $ 3,148   $   589   $   425   $   180
  Ratio of net expenses to
    average daily net assets(3)(4)                1.13%     1.54%     1.61%      1.57%+    0.82%     0.61%     0.98%+
  Ratio of net expenses to average daily net
    assets, after custodian fee reduction(3)      1.10%     1.52%      --         --       0.80%     0.58%      --
  Ratio of net investment income to average
    daily net assets                              4.40%     3.78%     3.62%      3.08%+    4.50%     4.52%     5.96%+

**The operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(3)(4)                                 1.89%     2.30%     2.16%      2.88%+    4.29%     2.87%    28.54%+
   Expenses after custodian fee reduction(2)      1.86%     2.28%     --         --        4.27%     2.84%     --
   Net investment income (loss)                   3.64%     3.02%     3.07%      1.77%+    1.04%     2.26%   (21.60%)+

NET INVESTMENT INCOME (LOSS) PER SHARE          $ 0.351   $ 0.291   $ 0.293    $ 0.057   $ 0.107   $ 0.233   $(1.178)
                                                =======   =======   =======    =======   =======   =======   =======

                                                    (See footnotes on page 6.)

-------------------------------------------------------------------------------

                                                                                                OHIO FUND
                                                                     -------------------------------------------------------------
                                                                                           YEAR ENDED MARCH 31,
                                                                     -------------------------------------------------------------
                                                                        1997              1996              1995              1994*
                                                                        ----              ----              ----              ----
NET ASSET VALUE, beginning of year                                   $ 9.610           $ 9.530           $ 9.500           $10.000
                                                                     -------           -------           -------           -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                              $ 0.424           $ 0.358           $ 0.358           $ 0.095
  Net realized and unrealized gain (loss) on investments              (0.019)            0.088             0.068            (0.473)
                                                                     -------           -------           -------           -------
    Total income (loss) from operations                              $ 0.405           $ 0.446           $ 0.426           $(0.378)
                                                                     -------           -------           -------           -------

LESS DISTRIBUTIONS:
  From net investment income                                         $(0.425)          $(0.358)          $(0.358)          $(0.095)
  In excess of net investment income(1)                                 --              (0.008)           (0.038)           (0.027)
                                                                     -------           -------           -------           -------
    Total distributions                                              $(0.425)          $(0.366)          $(0.396)          $(0.122)
                                                                     -------           -------           -------           -------
NET ASSET VALUE, end of year                                         $ 9.590           $ 9.610           $ 9.530           $ 9.500
                                                                     =======           =======           =======           =======
TOTAL RETURN(2)                                                        4.27%             4.81%             4.63%            (3.91%)

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)                              $ 2,740           $ 3,543           $ 5,090           $ 5,795
  Ratio of net expenses to average daily net assets(3)(4)              1.49%             2.01%             1.60%             1.27%+
  Ratio of net expenses to average daily net
    assets, after custodian fee reduction(3)                           1.46%             1.99%             --                --
  Ratio of net investment income to average daily  net assets          4.40%             3.70%             3.81%             3.04%+

**The operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

RATIOS (As a percentage of average daily net assets):
   Expenses(3)(4)                                                      1.58%                               2.10%             1.95%+
   Expenses after custodian fee reduction(2)                           1.55%                               --                --
   Net investment income (loss)                                        4.31%                               3.32%             2.36%+
NET INVESTMENT INCOME (LOSS) PER SHARE                               $ 0.415                             $ 0.311           $ 0.074
                                                                     =======                             =======           =======

  *  For the period from the start of the Fund's business to the fiscal year end on March 31st. The start of business for each
     Fund is as follows: December 8, 1993 for the California, Michigan, New Jersey and Ohio Funds; December 27, 1993 for the
     Connecticut Fund; July 5, 1994 for the Florida Fund; and July 6, 1994 for the New York Fund.
  +  Computed on an annualized basis.
 ++  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)  The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation
     of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(2)  Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(3)  Includes each Fund's share of its corresponding Portfolio's allocated expenses.
(4)  The expense ratios for the year ended March 31, 1996 and thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase their expense ratio by the effect of any expense offset arrangements with their service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

THE FUNDS' INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------


The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which has the same investment objective and policies as its corresponding Fund. Each Portfolio invests primarily in municipal obligations (as described below) having a dollar weighted average duration of between three and nine years and which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND (the "California Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and California State personal income taxes, and (2) limited principal fluctuation. The California Fund seeks to meet its objective by investing its assets in the California Limited Maturity Municipals Portfolio (the "California Portfolio").


EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND (the "Connecticut Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Connecticut State personal income taxes, and (2) limited principal fluctuation. The Connecticut Fund seeks to meet its objective by investing its assets in the Connecticut Limited Maturity Municipals Portfolio (the "Connecticut Portfolio").

EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND (the "Florida Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax, and
(2) limited principal fluctuation. The Florida Fund seeks to meet its objective by investing its assets in the Florida Limited Maturity Municipals Portfolio (the "Florida Portfolio").

EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND (the "Michigan Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Michigan State and City income and single business taxes in the form of an investment exempt from Michigan intangibles tax, and (2) limited principal fluctuation. The Michigan Fund seeks to meet its objective by investing its assets in the Michigan Limited Maturity Municipals Portfolio (the "Michigan Portfolio").

EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND (the "New Jersey Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and New Jersey State personal income taxes, and (2) limited principal fluctuation. The New Jersey Fund seeks to meet its objective by investing its assets in the New Jersey Limited Maturity Municipals Portfolio (the "New Jersey Portfolio").

EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND (the "New York Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and New York State and New York City personal income taxes, and (2) limited principal fluctuation. The New York Fund seeks to meet its objective by investing its assets in the New York Limited Maturity Municipals Portfolio (the "New York Portfolio").

EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND (the "Ohio Fund") seeks to provide (1) a high level of current income exempt from regular federal income tax and Ohio State personal income taxes, and (2) limited principal fluctuation. The Ohio Fund seeks to meet its objective by investing its assets in the Ohio Limited Maturity Municipals Portfolio (the "Ohio Portfolio").

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES THAT, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, EACH FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio and may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.


At least 75% of each Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds." A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


In pursuing its investment objective, each Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's sensitivity to changes in interest rates. In computing the duration of its portfolio, a Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Each Portfolio may use various techniques to shorten or lengthen the dollar weighted average duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and transactions in futures contracts and options on futures. Subject to the requirement that its dollar weighted average portfolio duration will not exceed nine years, a Portfolio may invest in individual debt obligations of any maturity.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at March 31, 1997, the Portfolios had invested in such obligations as follows (as a percentage of net assets): California Portfolio (8.1%); Connecticut Portfolio (2.1%); Florida Portfolio (4.5%); Michigan Portfolio (7.2%); New Jersey Portfolio (14.6%); New York Portfolio (17.3%); and Ohio Portfolio (9.6%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payments; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.


NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering high current income are rated investment grade or below (Baa or BBB or lower) or are unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Because each Portfolio intends to limit its average portfolio duration to no more than nine years, the net asset value of its corresponding Fund can be expected to be less sensitive to changes in interest rates than that of a fund with a longer average portfolio duration. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.


At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero- coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body; on an annual or other basis of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE.


ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 23, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

Effective March 31, 1998, the Trustees of the Trust have approved restructuring each Fund whereby each Fund will become the Class A shares of an Eaton Vance [state name] Limited Maturity Municipals Fund. Other funds with the same investment objective and policies that invest in the same Portfolio will become Class B and Class C. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains than would be the case if the restructuring did not occur. This result could occur because allocation of each Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, affords the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and over time may result in lower expenses for a Fund.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income-based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                    ANNUAL         DAILY
CATEGORY  DAILY NET ASSETS                          ASSET RATE     INCOME RATE
------------------------------------------------------------------------------
1         up to $500 million                        0.300%         3.00%
2         $500 million but less than $1 billion     0.275%         2.75%
3         $1 billion but less than $1.5 billion     0.250%         2.50%
4         $1.5 billion but less than $2 billion     0.225%         2.25%
5         $2 billion but less than $3 billion       0.200%         2.00%
6         $3 billion and over                       0.175%         1.75%


For the period ended March 31, 1997, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                                     NET ASSETS AS OF
PORTFOLIO                            MARCH 31, 1997            ADVISORY FEE
------------------------------------------------------------------------------
California                           $ 43,194,441              0.47%
Connecticut                          $ 12,273,967              0.23%(1)
Florida                              $ 92,909,192              0.46%
Michigan                             $ 14,996,432              0.48%
New Jersey                           $ 58,265,939              0.47%
New York                             $100,013,748              0.46%
Ohio                                 $ 28,469,852              0.48%

(1)Absent a fee reduction, the Connecticut Portfolio would have paid BMR advisory fees equivalent to 0.47% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

William H. Ahern, Jr. has acted as the portfolio manager of the Connecticut, Michigan, New Jersey and Ohio Portfolios since October, 1994 and the Florida Portfolio since May 1, 1997. He has been Vice President of Eaton Vance and BMR since January, 1996 and has been an employee since 1989.

Nicole Anderes has acted as the portfolio manager of the New York Portfolio since May 1, 1997. She joined Eaton Vance and BMR as a Vice President in January, 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994).

Cynthia J. Clemson has acted as the portfolio manager of the California Portfolio since May 1, 1997. She has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. Each Fund, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing the Fund's assets in its corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


SERVICE PLANS
-------------------------------------------------------------------------------


In addition to advisory fees and other expenses, each Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. EACH FUND'S PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented each Fund's Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .15% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. During the fiscal year ended March 31, 1997, each Fund paid or accrued service fees (as a percentage of average daily net assets) as follows: California Fund (.15%); Connecticut Fund (.15%); Florida Fund (.13%); Michigan Fund (.15%); New Jersey Fund (.12%); New York Fund (.15%); and Ohio Fund (.15%).

VALUING FUND SHARES
--------------------------------------------------------------------------------


EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio), based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. A Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.

The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation or various Employee Benefit Plans are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                              SALES CHARGE          SALES CHARGE          DEALER COMMISSION
                                              AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
AMOUNT OF PURCHASE                            OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
----------------------------------------------------------------------------------------------------------------
Less than $100,000                            2.25%                 2.30%                 2.00%
$100,000 but less than $250,000               1.75                  1.78                  1.50
$250,000 but less than $500,000               1.50                  1.52                  1.25
$500,000 but less than $1,000,000             1.00                  1.01                  1.00
$1,000,000 or more                            0.00*                 0.00*                 0.50


 * No sales charge is payable at the time of purchase on investments of $1 million or more, or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Shares of a Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives, employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and "rabbi trusts."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional [State name] Limited Maturity Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:


        Investors Bank & Trust Company
        Attention: EV Traditional [State name] Limited Maturity Municipals Fund Physical Securities Processing Settlement Area
        200 Clarendon Street
        Boston, MA 02116


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.


If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
-------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Princpal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, a Fund will make payment in cash for the net asset value of the shares as of the date determined above and reduced by the amount of any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of Fund shares.


If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more, or if shares were purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares"), and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, it will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter. The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA, 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of a Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon the redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


Shares of certain other funds advised or administered by Eaton Vance may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent, provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of a Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.


Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund or of another fund pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Each Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains) and net capital gains that it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds may be subject to tax on a portion of the Fund's distributions to them of exempt interest dividends. Accordingly, such user should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment in a Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. Each Fund may publish annual and cumulative total return figures from time to time. Each Fund may quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Funds may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of a Fund or its corresponding Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION


Because each Portfolio will normally invest at least 65% of its assets in the obligations within its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.

CALIFORNIA. From the latter years of the 1980s through fiscal year 1992-1993, California weathered a turbulent period of repeated budgetary imbalance. Even as rapid population growth escalated the demand for government services, an economic recession ravaged the State's revenue base and drove expenditures above budget appropriations.

Bolstered by strengthening revenues, reduced caseload growth and an improving economy, the State has begun to experience some relief from the serious budgetary pressures that characterized a significant portion of the decade. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1996-1997 Budget Act allocated a State budget of some $63 billion. In the context of optimistic revenue projections released by the Department of Finance, the Budget Act granted a $230 million tax cut to corporations while simultaneously providing an increase in funding for education and prisons. However, only a relatively modest amount, $287 million, was allocated to the reserve fund available for emergencies such as earthquakes.

Nonetheless, the State's budgetary fortunes continue to be subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non- municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the State cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the State -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.


Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

Finally, certain bonds in the Portfolio may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

General obligation bonds of the State of California are currently rated A1 by Moody's and A+ by S&P.

CALIFORNIA TAXES. California law provides that dividends paid by the California Fund and designated by the California Fund as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California State personal income taxes, provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the State of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax.

CONNECTICUT. Historically, Connecticut's economic structure has been concentrated in manufacturing, including a heavy component of defense-related industries, which increases the State's vulnerability to economic cycles and to declines in federal government defense spending. More recently, Connecticut's level of manufacturing activity has declined, but this has been partially offset by extensive urban development, a large insurance sector, relocations of corporate headquarters to Connecticut (specifically to Fairfield County), and the extension of other service sectors. For 1996, the unemployment rate in Connecticut on a seasonally adjusted basis was 5.0%, as compared to a rate of 5.4% nationwide.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. The State has about $6 billion of general obligation bonds outstanding, of which more than half have been issued for general state purposes. The remaining general obligation bonds were issued for highway construction, mass transit, and rental housing. Debt indications have been rising and are high at $1,963 of net direct debt per capita. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the State and its political subdivisions, authorities, and agencies. This could result in declines in the value of their outstanding obligations, reductions in their ability to pay interest and principal thereon, and increases in their future borrowing costs.


General obligations of the State of Connecticut are rated AA-, Aa and AA by S&P, Moody's and Fitch, respectively.

CONNECTICUT TAXES. In the opinion of Day, Berry & Howard, special Connecticut tax counsel to the Connecticut Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax on the Connecticut taxable income of individuals, trusts, and estates in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on tax-exempt obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or on tax-exempt obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.


Other distributions from the Connecticut Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that capital gain dividends derived from obligations issued by or on behalf of the State of Connecticut or its political subdivisions or the authorities, instrumentalities or districts of any of them will not be subject to such tax. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent qualifying as exempt-interest dividends derived from obligations issued by or on behalf of the State of Connecticut and its political subdivisions or the authorities, instrumentalities, or districts of any of them, or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other distributions from the Fund could cause or increase liability for the net Connecticut minimum tax. The Connecticut Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Connecticut Fund on municipal bonds during the preceding year.

Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from Connecticut personal income tax and federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation subject to such tax, except for any portion thereof other than amounts qualifying as exempt- interest dividends or capital gain dividends for federal income tax purposes that might qualify for the dividends-received deduction provided under that Connecticut tax, and all such distributions may be subject to state and local taxes in states other than Connecticut.


FLORIDA. Florida's financial operations are considerably different than most other states as Florida does not impose an individual income tax. Specifically, Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner.

The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years (revenues collected in excess of the limitation are generally deposited into the Budget Stabilization Fund).


Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

The State finished the 1996 fiscal year with a working capital reserve of $150.4 million and $260.8 million in the newly established budget stabilization reserve. For fiscal year 1995-96, the estimated General Revenue plus Working Capital and Budget Stabilization funds available totalled $15.4 billion, a 4.0% increase over fiscal year 1994-95. For fiscal year 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization funds available are reported to be $16.6 billion, a 7.7% increase over fiscal year 1995-96. The 1997 budget incorporates a 4.9% increase in revenues. The Florida and United States unemployment rates for 1995 were 5.5% and 5.6%, respectively. The estimated Florida and United States unemployment rates for 1996 and 1997 are reported to be 5.3% and 5.4%, respectively.

In 1993, the State constitution was amended to limit the annual growth in the assessed valuation of residential property. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.


General obligations of Florida are rated Aa, AA and AA by Moody's, S&P and Fitch, respectively. S&P presently regards the outlook for the State as stable.

FLORIDA TAXES. The Florida Department of Revenue has ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax so long as the fund's portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida Intangible Personal Property Tax. Although the date of valuation is prescribed as the close of business on the last business day of the previous calendar year, only the assets held in the portfolio of the fund on January 1 are to be valued.

The Florida Portfolio will normally attempt to invest substantially all of its assets in tax-exempt obligations of Florida, the United States, the Territories or political subdivisions of the United States or Florida ("Florida Obligations"), and it will strive to hold, on January 1 of each year, only assets that are exempt from the Florida intangibles tax. Accordingly, the value of the Florida Fund shares held by a shareholder should, under normal circumstances, be exempt from the Florida intangibles tax.


MICHIGAN. Michigan has long had a large representation in and is dominated by the automobile industry and related industries and tends to be more vulnerable to economic cycles than other states and the nation as a whole. For January, 1997 Michigan's unemployment rate was 4.9%, as compared to the national rate of 5.4%. In March, 1994, Michigan voters approved changes to the tax system resulting in, among other things, an increase in the sales tax rate, a reduction in the income tax rate and the creation of a statewide property tax.


Michigan's general obligation debt is rated A1, AA and AA, by Moody's, S&P and Fitch, respectively.


MICHIGAN TAXES. The Michigan Fund has received an opinion from Butzel Long, special Michigan tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and City income taxes, Michigan single business tax and in the form of an investment exempt from the Michigan intangibles tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities. The opinion also provides that shares of the Michigan Fund will be exempt from the Michigan intangibles tax to the extent the Michigan Portfolio's assets consist of Michigan tax-exempt obligations and any other securities or obligations that are exempt from the Michigan intangibles tax. The Michigan intangibles tax is being phased out; thus even if it applies to a portion of income from the Fund (for instance, due to non-Michigan investments), it is now reduced, and will be eliminated by 1998.

NEW JERSEY. Fiscal year 1996 ended with total revenues up 4.3% to $15.6 billion. However, total spending increased to $16.3 billion. As of January 1, 1996, New Jersey fulfilled Governor Whitman's promised personal income tax cut of 30%. Even so, tax revenues were up in all categories with income tax receipts up by 4.3%. The higher spending level resulted in a decrease of total fund balances to $880 million, down 7.5%.

The legislature is now debating a controversial Whitman proposal to issue $2.8 billion of bonds to fund the state's pension liability. The plan would free up $647 million of funds for the current year but has raised budgetary sleight-of-hand concerns. Largely, however, the New Jersey economy has performed well, growing faster than its Mid-Atlantic neighbors, though slower than the nation as a whole.

New Jersey's general obligation debt is rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


NEW JERSEY TAXES. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund." The Fund has obtained an opinion of its special tax counsel, Wilentz, Goldman & Spitzer, P.A., that, provided the New Jersey Fund limits its investments to those described in this Prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.


NEW YORK. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. However, as the result of a recession ending in the first quarter of 1993, 560,000 jobs were lost statewide (down 6.7% from peak employment in 1989). Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer, manufacturing, utility, defense and banking industries. The State expects continued employment growth in New York for 1997 though at a slower rate than 1996. Government downsizing has also moderated these job gains. Entertainment and finance inndustries have had strong growth, moderating those losses.

The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State. In some cases, the State has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

New York's general obligations are rated A2, A- and A+ by Moody's, S&P and Fitch, respectively. S&P currently assesses the rating outlook for New York obligations as positive. As of June 3, 1997, New York City obligations were rated Baa1, BBB+ and A- by Moody's, S&P and Fitch, respectively. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from Fitch Alert, although Fitch stated that the outlook remains negative.

NEW YORK TAXES. In the opinion of Brown & Wood LLP, under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

OHIO. The State's economy is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. In fiscal 1993, a projected $520 million budget gap was addressed through tax revisions and appropriation cuts. By the fiscal year 1996, the State had replenished its Budget Stabilization Fund to a level of $828.3 million. Revenues continue to grow at a faster rate then expenditures; 3.2% versus 2.2%. The State continues to maintain a solid financial position.

General obligations of Ohio are rated AA+ and Aa1 by S&P and Moody's, respectively (except that highway obligations are rated Aaa by S&P).

OHIO TAXES. In the opinion of special tax counsel to the Ohio Fund, Squire, Sanders & Dempsey L.L.P., under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.

PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion has slowed through 1996. Growth is dependent on the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 of the Internal Revenue Code (a tax incentive to U.S. companies that has encouraged economic growth in Puerto Rico) will be phased out by 2006. It is uncertain what affect the change will have on the Puerto Rican economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P's outlook on Puerto Rico's rating was stable as of December 16, 1996.

EV TRADITIONAL                                       [GRAPHIC OMITTED]
LIMITED MATURITY
MUNICIPAL FUNDS

PROSPECTUS
AUGUST 1, 1997

EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL
LIMITED MATURITY
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
-----------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        T-LC8/1P

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS


                                      LOGO

                                   EV CLASSIC


                   NATIONAL LIMITED MATURITY MUNICIPALS FUND

--------------------------------------------------------------------------------


EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND (2) LIMITED PRINCIPAL FLUCTUATION. THE FUND INVESTS ITS ASSETS IN NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE INVESTMENT TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated August 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

--------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
   PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                PAGE
   Shareholder and Fund Expenses................    2

   The Fund's Financial Highlights..............    3
   The Fund's Investment Objective..............    4
   Investment Policies and Risks................    4
   Organization of the Fund and the Portfolio...    7
   Management of the Fund and the Portfolio.....    9
   Distribution Plan............................   10
   Valuing Fund Shares..........................   11

                                                PAGE
   How to Buy Fund Shares.......................   11

   How to Redeem Fund Shares....................   12
   Reports to Shareholders......................   13
   The Lifetime Investing Account/Distribution
  Options.......................................   14
   The Eaton Vance Exchange Privilege...........   14
   Eaton Vance Shareholder Services.............   15
   Distributions and Taxes......................   16
   Performance Information......................   17


--------------------------------------------------------------------------------

                        PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


          SHAREHOLDER TRANSACTION EXPENSES
          -----------------------------------------------------------------------------------------
          Sales Charges Imposed on Purchases of Shares                                   None
          Sales Charges Imposed on Reinvested Distributions                              None
          Fees to Exchange Shares                                                        None
          Contingent Deferred Sales Charges Imposed on Redemptions during the First
            Year
            (as a percentage of redemption proceeds exclusive of all reinvestments and capital
            appreciation in the account)                                                 1.00%
          ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
          -----------------------------------------------------------------------------------------
          Investment Adviser Fee                                                         0.48%
          Rule 12b-1 Distribution (and Service) Fees                                     0.90
          Other Expenses                                                                 0.69
                                                                                         -----
               Total Operating Expenses                                                  2.07%
                                                                                         =====



                                   EXAMPLE                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                       ------   -------   -------   --------
          An investor would pay the following expenses (including a
          contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000
          investment, assuming (a) 5% annual return and (b)
          redemption at the end of each period:                         $ 31      $65      $ 111      $240


NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.



The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."


No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." In the Example above, expenses would be $10 less in the first year if there was no redemption.

The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

--------------------------------------------------------------------------------


                                                                                YEAR ENDED MARCH 31,
                                                                   -----------------------------------------------
                                                                     1997         1996         1995        1994**
                                                                   --------     --------     --------     --------
NET ASSET VALUE, beginning of year                                 $  9.570     $  9.530     $  9.550     $ 10.000
                                                                   --------     --------     --------     --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                                            $  0.381     $  0.379     $  0.375     $  0.104
  Net realized and unrealized gain (loss) on investments            (0.104)        0.039        0.026++    (0.421)
                                                                   --------     --------     --------     --------
     Total income (loss) from operations                           $  0.277     $  0.418     $  0.401     $(0.317)
                                                                   --------     --------     --------     --------
LESS DISTRIBUTIONS:
  From net investment income                                       $(0.377)     $(0.378)     $(0.375)     $(0.104)
  In excess of net investment income(4)                                  --           --      (0.046)      (0.029)
                                                                   --------     --------     --------     --------
     Total distributions                                           $(0.377)     $(0.378)     $(0.421)     $(0.133)
                                                                   --------     --------     --------     --------
NET ASSET VALUE, end of year                                       $  9.470     $  9.570     $  9.530     $  9.550
                                                                   ========     ========     ========     ========
TOTAL RETURN(1)                                                       2.95%        4.42%        4.35%      (3.32)%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)                            $  9,215     $ 12,225     $ 19,930     $ 26,046
  Ratio of net expenses to average daily net assets(2)(3)             2.07%        1.72%        1.57%        1.53%+
  Ratio of net expenses to average daily net assets after
     custodian fee reduction(2)                                       2.05%        1.71%           --           --
  Ratio of net investment income to average daily net assets          3.99%        3.95%        4.01%        3.10%+
  *For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the
  Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
RATIOS (As a percentage of average daily net assets):
  Expenses(2)(3)                                                                   2.03%        1.81%        1.87%+
  Expenses after custodian fee reduction(2)                                        2.02%           --           --
  Net investment income                                                            3.64%        3.77%        2.76%+
NET INVESTMENT INCOME PER SHARE                                                 $  0.349     $  0.353     $  0.093
                                                                                ========     ========     ========
  ** For the period from the start of business, December 8, 1993, to March 31, 1994.
   + Computed on an annualized basis.
  ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
 (2) Includes the Fund's share of the Portfolio's allocated expenses.
 (3) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
 (4) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial
    Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment
    Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND (2) LIMITED PRINCIPAL FLUCTUATION. The Fund currently seeks to meet its investment objective by investing its assets in National Limited Maturity Municipals Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio invests primarily in municipal obligations (as described below) having a dollar weighted average duration of between three and nine years and which are rated at least investment grade by a major rating agency or, if unrated, are determined to be of at least investment grade quality by the Investment Adviser.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio and may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

At least 65% of the Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest up to 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

In pursuing its investment objective, the Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's sensitivity to changes in interest rates. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

The Portfolio may use various techniques to shorten or lengthen the dollar weighted average duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and transactions in futures contracts and options on futures. Subject to the requirement that the dollar weighted average portfolio duration will not exceed nine years, the Portfolio may invest in individual debt obligations of any maturity.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation, and revenue anticipation notes.

Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.


Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at March 31, 1997, the Portfolio had 28.2% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.



CONCENTRATION. The Portfolio may invest 25% or more of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. In addition, municipal obligations that rely on an annual appropriation of funds by a state's legislature for payment are subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. As the Portfolio's concentration in the securities of a particular category of issuer increases, so does the potential for fluctuation in the value of the Fund's shares.



Nevertheless, the Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "diversified" investment company means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which is generally inapplicable because municipal debt obligations are not voting securities).


OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following other investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations), and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.


INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

ADDITIONAL RISK CONSIDERATIONS


Many municipal obligations offering high current income are rated investment grade or below (Baa or BBB or lower) or are unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.



Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations, may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Because the Portfolio intends to limit its average portfolio duration to no more than nine years, the net asset value of the Fund can be expected to be less sensitive to changes in interest rates than that of a fund with a longer average portfolio duration. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.


The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.


Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


   THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 23, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.



Effective March 31, 1998, the Trustees of the Trust have approved restructuring the Fund whereby the Fund will become the Class C shares of Eaton Vance National Limited Maturity Municipals Fund. Other funds with the same investment objective and policies that invest in the Portfolio will become Class A and Class B. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains that would be the case if the restructuring did not occur. This result could occur because allocation of the Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).



The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.



THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.



Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.



The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO

--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income-based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                    ANNUAL                DAILY
   CATEGORY                    DAILY NET ASSETS                   ASSET RATE           INCOME RATE
   -----------------------------------------------------------------------------------------------
   1            up to $500 million                                0.300%               3.00%
   2            $500 million but less than $1 billion             0.275%               2.75%
   3            $1 billion but less than $1.5 billion             0.250%               2.50%
   4            $1.5 billion but less than $2 billion             0.225%               2.25%
   5            $2 billion but less than $3 billion               0.200%               2.00%
   6            $3 billion and over                               0.175%               1.75%


As at March 31, 1997, the Portfolio had net assets of $102,503,516. For the fiscal year ended March 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.48% of the Portfolio's average daily net assets for such year.



BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.



William H. Ahern, Jr. has acted as the portfolio manager of the Portfolio since May 1, 1997. He has been a Vice President of Eaton Vance and BMR since January 1996 and has been an employee of Eaton Vance since 1989.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
--------------------------------------------------------------------------------


The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. UNDER THE PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF FUND SHARES. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Fund shares and for interest expenses. The Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to
 .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions made to Authorized Firms at the time of sale. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and contingent deferred sales charges received by
it) may exist indefinitely. During the fiscal year ended March 31, 1997, the Fund paid or accrued fees under the Plan equivalent to .75% of the Fund's average daily net assets. As of March 31, 1997, uncovered distribution charges amounted to approximately $3,466,000 (equivalent to 37.6% of the Fund's net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.



THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .15% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .15% of the value of shares sold by such Firm and remaining outstanding for at least one year. However, the Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. For the fiscal year ended March 31, 1997, the Fund paid or accrued service fees equivalent to .15% of the Fund's average daily net assets for such year.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of uncovered distribution charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.



The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


   SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic National Limited Maturity Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Classic National Limited Maturity Municipals Fund Physical Securities Processing Settlement Area

        200 Clarendon Street


        Boston, MA 02116


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

   IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.



REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.



Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.



If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan", the CDSC will be paid to the Principal Underwriter or the Fund.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.



At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.



Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.



Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.



The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.



No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of Fund shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic National Limited Maturity Municipals Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. The Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.



The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gains that it distributes to its shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.



As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.



Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of the Fund. Tax-exempt distributions received from the Fund are includable in a shareholder's tax base for determining the taxability of social security and railroad retirement benefits.



The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder.

Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds may be subject to tax on a portion of the Fund's distributions to them of exempt interest dividends. Accordingly, such users should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.


The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

[LOGO]
EATON VANCE
===========
  Mutual Funds
                EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
                PROSPECTUS


                AUGUST 1, 1997


















EV CLASSIC
NATIONAL LIMITED MATURITY MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110                C-LNAP

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS


                                    [LOGO]

                                  EV MARATHON


                   NATIONAL LIMITED MATURITY MUNICIPALS FUND

--------------------------------------------------------------------------------


EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND (2) LIMITED PRINCIPAL FLUCTUATION. THE FUND INVESTS ITS ASSETS IN NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE INVESTMENT TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated August 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                                  PAGE
   Shareholder and Fund Expenses................     2
   The Fund's Financial Highlights..............     3
   The Fund's Investment Objective..............     4
   Investment Policies and Risks................     4
   Organization of the Fund and the Portfolio...     7
   Management of the Fund and the Portfolio.....     9
   Distribution Plan............................    10
   Valuing Fund Shares..........................    11

                                                  PAGE
   How to Buy Fund Shares.......................    11
   How to Redeem Fund Shares....................    12
   Reports to Shareholders......................    14
   The Lifetime Investing Account/Distribution
     Options....................................    14
   The Eaton Vance Exchange Privilege...........    15
   Eaton Vance Shareholder Services.............    16
   Distributions and Taxes......................    16
   Performance Information......................    17


--------------------------------------------------------------------------------

                        PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


          SHAREHOLDER TRANSACTION EXPENSES
          -----------------------------------------------------------------------------------------
          Sales Charges Imposed on Purchases of Shares                                    None
          Sales Charges Imposed on Reinvested Distributions                               None
          Fees to Exchange Shares                                                         None
          Range of Declining Contingent Deferred Sales Charges Imposed on
            Redemptions during the First Five Years (as a percentage of redemption proceeds exclusive of all reinvestments and capital appreciation in the
            account)                                                                  3.00%-0%
          ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
          -----------------------------------------------------------------------------------------
          Investment Adviser Fee                                                         0.48%
          Rule 12b-1 Distribution (and Service) Fees                                     0.90
          Other Expenses                                                                 0.31
                                                                                        -----
               Total Operating Expenses                                                 1.69%
                                                                                        =====



          EXAMPLE                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                    ------   -------   -------   --------
          An investor would pay the following contingent deferred
          sales charge and expenses on a $1,000 investment,
          assuming (a) 5% annual return and (b) redemption at the
          end of each period:                                        $ 47      $73       $83       $143
          An investor would pay the following expenses on the
          same investment, assuming (a) 5% annual return and (b)
          no redemptions:                                            $ 17      $53       $83       $143


NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Class I shares convert to Class II shares approximately four years after purchase, therefore the Example for 5 years and 10 years reflects Class II expenses. See "How to Buy Fund Shares -- Conversion Feature."


The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."


No contingent deferred sales charge is imposed on (a) shares purchased more than four years prior to redemption, (b) shares acquired through reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

--------------------------------------------------------------------------------


                                                YEAR ENDED MARCH 31,
                                                        1997
                                                ---------------------               YEAR ENDED MARCH 31,
                                                              CLASS      ------------------------------------------
                                                CLASS I        II*         1996       1995       1994      1993**
                                                --------     --------    --------   --------   --------   ---------
NET ASSET VALUE, beginning of year              $ 10.170     $ 10.030    $ 10.130   $ 10.160   $ 10.450   $  10.000
                                                --------     --------    --------   --------   --------   ---------
INCOME FROM OPERATIONS:
  Net investment income                         $  0.428     $  0.393    $  0.413   $  0.400   $  0.406   $   0.339
  Net realized and unrealized gain (loss) on
     investments                                  (0.098)       0.033++     0.040      0.033     (0.178)      0.573
                                                --------     --------    --------   --------   --------   ---------
     Total income from operations               $  0.330     $  0.426    $  0.453   $  0.433   $  0.228   $   0.912
                                                --------     --------    --------   --------   --------   ---------
LESS DISTRIBUTIONS:
  From net investment income                    $ (0.430)    $ (0.386)   $ (0.413)  $ (0.400)  $ (0.406)  $  (0.339)
  In excess of net investment income(5)               --           --          --     (0.058)    (0.091)         --
  From net realized gain on investments               --           --          --     (0.005)    (0.021)     (0.010)
  From paid-in capital                                --           --          --         --         --      (0.113)
                                                --------     --------    --------   --------   --------   ---------
     Total distributions                        $ (0.430)    $ (0.386)   $ (0.413)  $ (0.463)  $ (0.518)  $  (0.462)
                                                --------     --------    --------   --------   --------   ---------
NET ASSET VALUE, end of year                    $ 10.070     $ 10.070    $ 10.170   $ 10.130   $ 10.160   $  10.450
                                                ========     ========    ========   ========   ========   =========
TOTAL RETURN(1)                                     3.30%        4.06%       4.51%      4.43%      2.10%       9.05%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)         $  48,692    $ 37,072    $112,027   $141,289   $151,787   $  89,878
  Ratio of net expenses to average daily net
     assets(2)(4)                                   1.69%        0.99%+      1.64%      1.57%      1.46%       1.50%+
  Ratio of net expenses to average daily net
     assets after custodian fee reduction(2)        1.67%        0.97%+      1.63%        --         --          --
  Ratio of net investment income to average
     daily net assets                               4.37%        5.14%+      4.04%      3.99%      3.78%       3.86%+
PORTFOLIO TURNOVER(3)                                 --           --          --         --         --          51%
  * For the period indicated, the operating expenses of the Fund reflect a reduction of the investment adviser fee.
    Had such action not been taken, the ratios and net investment income per share would have been as follows:
RATIOS (As a percentage of average daily net
  assets):
  Expenses(2)(4)                                                                                               1.68%+
  Net investment income                                                                                        3.68%+
NET INVESTMENT INCOME PER SHARE                                                                           $   0.323
                                                                                                          =========
   + Computed on an annualized basis.
  ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
   * For the period from the start of business, June 27, 1996, to March 31, 1997.
  ** For the period from the start of business, May 22, 1992, to March 31, 1993.
 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
 (2) Includes the Fund's share of the Portfolio's allocated expenses.
 (3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.
 (4) The expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
 (5) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial
     Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment
     Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND (2) LIMITED PRINCIPAL FLUCTUATION. The Fund currently seeks to meet its investment objective by investing its assets in National Limited Maturity Municipals Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio invests primarily in municipal obligations (as described below) having a dollar weighted average duration of between three and nine years and which are rated at least investment grade by a major rating agency or, if unrated, are determined to be of at least investment grade quality by the Investment Adviser.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio and may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

At least 65% of the Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest up to 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

In pursuing its investment objective, the Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's sensitivity to changes in interest rates. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

The Portfolio may use various techniques to shorten or lengthen the dollar weighted average duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and transactions in futures contracts and options on futures. Subject to the requirement that the dollar weighted average portfolio duration will not exceed nine years, the Portfolio may invest in individual debt obligations of any maturity.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.



Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at March 31, 1997, the Portfolio had 28.2% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.



CONCENTRATION. The Portfolio may invest 25% or more of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. In addition, municipal obligations that rely on an annual appropriation of funds by a state's legislature for payment are subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. As the Portfolio's concentration in the securities of a particular category of issuer increases, so does the potential for fluctuation in the value of the Fund's shares.



Nevertheless, the Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "diversified" investment company means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because municipal debt obligations are not voting securities).


OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.


INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

ADDITIONAL RISK CONSIDERATIONS

Many municipal obligations offering high current income are rated investment grade or below (Baa or BBB or lower), or are unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.



Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations, may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Because the Portfolio intends to limit its average portfolio duration to no more than nine years, the net asset value of the Fund can be expected to be less sensitive to changes in interest rates than that of a fund with a longer average portfolio duration. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


   THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 23, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into two classes, Class I and Class II. Each Class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution Plan" and "How to Buy Fund Shares -- Conversion Feature". The Trustees have the authority under the Declaration of Trust to create additional Classes of shares with rights and privileges different from those applicable to the existing Classes of shares.



When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each Class are entitled to share pro rata in the net assets attributable to the Class available for distribution to shareholders.

Effective March 31, 1998, the Trustees of the Trust have approved changing the name of the Fund to Eaton Vance National Limited Maturity Municipals Fund and restructuring the Fund's Class I shares to become Class B shares. The Fund's Class II shares will become Class A. Other funds with the same investment objective and policies that invest in the Portfolio will become Class A and Class C. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains than would be the case if the restructuring did not occur. This result could occur because allocation of the Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO

--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income-based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                  ANNUAL               DAILY
   CATEGORY     DAILY NET ASSETS                                  ASSET RATE           INCOME RATE
   -----------------------------------------------------------------------------------------------
   1            up to $500 million                                0.300%               3.00%
   2            $500 million but less than $1 billion             0.275%               2.75%
   3            $1 billion but less than $1.5 billion             0.250%               2.50%
   4            $1.5 billion but less than $2 billion             0.225%               2.25%
   5            $2 billion but less than $3 billion               0.200%               2.00%
   6            $3 billion and over                               0.175%               1.75%


As at March 31, 1997, the Portfolio had net assets of $102,503,516. For the fiscal year ended March 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.48% of the Portfolio's average daily net assets for such year.



BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.



William H. Ahern, Jr. has acted as the portfolio manager of the Portfolio since May 1, 1997. He has been a Vice President of Eaton Vance and BMR since January 1996 and has been an employee of Eaton Vance since 1989.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
--------------------------------------------------------------------------------


The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. UNDER THE PLAN, THE FUND PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS I SHARES. The Plan provides that the Fund may use such fees to compensate the Principal Underwriter for sales commissions paid by it to financial services firms ("Authorized Firms") on the sale of Class I shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 2.5% of the purchase price of the Class I shares sold by such Firms. Contingent deferred sales charges paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter by the Fund are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and contingent deferred sales charges received by it) may exist indefinitely. During the fiscal year ended March 31, 1997, the Fund paid fees under the Plan equivalent to .75% of the Fund's average daily net assets attributable to Class I shares for such year. As of March 31, 1997, uncovered distribution charges amounted to approximately $542,000 (equivalent to 1.1% of the Fund's Class I net assets). For more information, see "Distribution Plan" in the Statement of Additional Information.



THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO ALL
CLASSES OF SHARES FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .15% per annum of the Fund's average daily net assets attributable to both Class I and Class II shares for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, the Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets attributable to all Classes of shares. For the fiscal year ended March 31, 1997, the Fund made service fee payments equivalent to .15% of the Fund's average daily net assets for such year.



The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Class I shares of the Fund and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of Class I shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.



The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its Class I shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including (without limitation) the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Class I shares, and the amount of uncovered distribution charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Class I shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Class I shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of the Fund's assets attributable to that Class, less the liabilities attributable to that Class, by the number of outstanding Class shares. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.



The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


CLASS I SHARES of the Fund may be purchased for cash or may be acquired in exchange for acceptable securities. Investors may purchase Class I shares of the Fund through Authorized Firms at the net asset value per Class I share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in Class I shares of the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

CONVERSION FEATURE. Class I shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires (the "holding period") will automatically convert to Class II shares. Such conversion will occur on or about the eighteenth day of the month in which the holding period expires. For purposes of this conversion, all distributions paid on Class I shares which the shareholder elects to reinvest in Class I shares will be considered to be held in a separate sub-account. Upon the conversion of Class I shares not acquired through the reinvestment of distributions, a pro rata portion of the Class I shares held in the sub-account will also convert to Class II shares. This portion will be determined by the ratio that the Class I shares being converted bear to the total of Class I shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

CLASS II SHARES are issued only in connection with the conversion feature described above. The Trustees of the Trust may, however, offer Class II shares in the future to limited classes of investors to be identified in the Fund's prospectus.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Class I shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Class I shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Class I share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon National Limited Maturity Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Marathon National Limited Maturity Municipals Fund Physical Securities Processing Settlement Area

        200 Clarendon Street


        Boston, MA 02116


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.



REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.



Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) imposed on Class I shares and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.



If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.



Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions of Class I shares.



CONTINGENT DEFERRED SALES CHARGE. Class I shares redeemed within the first four years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all Class I shares in the account purchased more than four years prior to the redemption, (b) all Class I shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the four years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:


                    YEAR OF REDEMPTION
                    AFTER PURCHASE                         CDSC
                    ------------------------------------------------------------
                    First................................  3.0%
                    Second...............................  2.5%
                    Third................................  2.0%
                    Fourth...............................  1.0%
                    Fifth and following..................  0.0%

In calculating the CDSC upon the redemption of Class I shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Class I shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.


Unless a shareholder specifies otherwise, redemption requests placed by shareholders who own both Class I and Class II shares will be satisfied first by redeeming Class I shares that are no longer subject to a CDSC, then by redeeming Class II shares. If the Class II shares were acquired as the result of a conversion of certificated Class I shares, the certificate must be returned to the Transfer Agent before a redemption of such Class II shares can be processed.


No CDSC will be imposed on Class II shares of the Fund. No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC applicable to Class I shares will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.



REPORTS TO SHAREHOLDERS

--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance and Class of shares owned. The Fund will not issue share certificates except upon request.



At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current balance and Class of shares in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.



Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares of the same Class.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares of the same Class.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in the same Class of shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.



No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC or early withdrawal charge schedule applicable to Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund, see "How to Redeem Fund Shares". The CDSC schedule applicable to the other funds in the Eaton Vance Marathon Group of Funds is 5%, 5%, 4%, 3%, 2% or 1% in the event of a redemption occurring in the first, second, third, fourth, fifth or sixth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund. Shares of such Funds may be so exchanged for Class II shares if the shares to be exchanged were acquired as the result of an exchange of Class II shares.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon National Limited Maturity Municipals Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund, the Class of shares and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.



REINVESTMENT PRIVILEGE: A shareholder who has redeemed Class I shares may reinvest, with credit for any CDSC paid on the redeemed Class I shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in Class I shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Class I shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any Class I shares are sold at a loss and the proceeds are reinvested in Class I shares of the Fund (or other Class I shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. The

Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to the Class I shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional Class I shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gains that it distributes to its shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of the Fund. Tax-exempt distributions received from the Fund are includable in a shareholder's tax base for determining the taxability of social security and railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds may be subject to tax on a portion of the Fund's distributions to them of exempt interest dividends. Accordingly, such users should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE THE YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN OF CLASS I SHARES. The current yield of the Fund's Class I shares is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. The Fund's average annual total return of the Fund's Class I shares is determined by computing the average annual percentage change in value of $1,000 invested in Class I shares at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC for Class I shares at the end of the period. The Fund may also publish annual and cumulative total return figures for Class I shares from time to time.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

--------------------------------------------------------------------------------
[LOGO]
EATON VANCE
===========
  Mutual Funds
--------------------------------------------------------------------------------


EV MARATHON

NATIONAL LIMITED MATURITY

MUNICIPALS FUND




PROSPECTUS


AUGUST 1, 1997










EV MARATHON NATIONAL LIMITED MATURITY
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110                M-LNAP

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS


                                      LOGO
                                 EV TRADITIONAL

                   NATIONAL LIMITED MATURITY MUNICIPALS FUND

--------------------------------------------------------------------------------


EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND (2) LIMITED PRINCIPAL FLUCTUATION. THE FUND INVESTS ITS ASSETS IN NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE INVESTMENT TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated August 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc., (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                                PAGE
   Shareholder and Fund Expenses................    2

   The Fund's Financial Highlights..............    3
   The Fund's Investment Objective..............    4
   Investment Policies and Risks................    4
   Organization of the Fund and the Portfolio...    7
   Management of the Fund and the Portfolio.....    8
   Service Plan.................................   10
   Valuing Fund Shares..........................   10

                                                PAGE
   How to Buy Fund Shares.......................   10

   How to Redeem Fund Shares....................   13
   Reports to Shareholders......................   14
   The Lifetime Investing Account/Distribution
  Options.......................................   14
   The Eaton Vance Exchange Privilege...........   15
   Eaton Vance Shareholder Services.............   16
   Distributions and Taxes......................   17
   Performance Information......................   18


--------------------------------------------------------------------------------

                        PROSPECTUS DATED AUGUST 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


          SHAREHOLDER TRANSACTION EXPENSES
          -----------------------------------------------------------------------------------------
          Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)  2.25%
          Sales Charges Imposed on Reinvested Distributions                              None
          Fees to Exchange Shares                                                        None
          ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
          -----------------------------------------------------------------------------------------
          Investment Adviser Fee                                                         0.48%
          Other Expenses (including Service Plan Fees and after expense allocation)      0.59
                                                                                         -----
               Total Operating Expenses (after expense allocation)                       1.07%
                                                                                         =====



                                  EXAMPLE                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                    ------   -------   -------   --------
          An investor would pay the following maximum initial
          sales charge and expenses on a $1,000 investment,
          assuming (a) 5% annual return and (b) redemption at the
          end of each period:                                        $ 33      $55       $80       $150


NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Absent an allocation of expenses to the Administrator, Other Expenses would have been 0.83% and Total Operating Expenses would have been 1.31%.



The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "Service Plan."



No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."


The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

--------------------------------------------------------------------------------


                                                                                   YEAR ENDED MARCH 31,
                                                                               -----------------------------
                                                                                1997      1996       1995**
                                                                               -------   -------     -------
NET ASSET VALUE, beginning of year                                             $ 9.960   $ 9.930     $10.000
                                                                               -------   -------     -------
INCOME FROM OPERATIONS:
  Net investment income                                                        $ 0.492   $ 0.492     $ 0.402
  Net realized and unrealized gain (loss) on investments                       (0.100)     0.029     (0.066)++
                                                                               -------   -------     -------
     Total income from operations                                              $ 0.392   $ 0.521     $ 0.336
                                                                               -------   -------     -------
LESS DISTRIBUTIONS:
  From net investment income                                                   $(0.490)  $(0.491)    $(0.402)
  In excess of net investment income(4)                                             --     --        (0.004)
  From net realized gain on investments                                        (0.112)        --          --
                                                                               -------   -------     -------
     Total distributions                                                       $(0.602)  $(0.491)    $(0.406)
                                                                               -------   -------     -------
NET ASSET VALUE, end of year                                                   $ 9.750   $ 9.960     $ 9.930
                                                                               ========  ========    ========
TOTAL RETURN(1)                                                                  4.02%     5.31%       3.48%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)                                        $ 7,241   $10,003     $ 7,795
  Ratio of net expenses to average daily net assets(2)(3)                        1.07%     0.75%       0.58%+
  Ratio of net expenses to average daily net assets after custodian fee
     reduction(2)                                                                1.05%     0.74%          --
  Ratio of net investment income to average daily net assets                     4.98%     4.88%       4.68%+
  *For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the
  Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
RATIOS (As a percentage of average daily net assets):
  Expenses(2)(3)                                                                 1.31%     1.34%       2.79%+
  Expenses after custodian fee reduction(2)                                      1.29%     1.33%          --
  Net investment income                                                          4.75%     4.29%       2.47%+
NET INVESTMENT INCOME PER SHARE                                                $ 0.469   $ 0.432     $ 0.212
                                                                               ========  ========    ========
  ** For the period from the start of business, June 3, 1994, to March 31, 1995.
   + Computed on an annualized basis.
  ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
 (2) Includes the Fund's share of the Portfolio's allocated expenses.
 (3) The annualized expense ratios for the year ended March 31, 1996 and periods thereafter, have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers or those of the Portfolio. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
 (4) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial
    Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment
    Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE (1) A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND (2) LIMITED PRINCIPAL FLUCTUATION. The Fund currently seeks to meet its investment objective by investing its assets in National Limited Maturity Municipals Portfolio (the "Portfolio"), a separate registered investment company which has the same investment objective and policies as the Fund. The Portfolio invests primarily in municipal obligations (as described below) having a dollar weighted average duration of between three and nine years and which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.


INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio, and may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

At least 65% of the Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest up to 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

In pursuing its investment objective, the Portfolio seeks to invest in a portfolio having a dollar weighted average duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e. interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the Investment Adviser's opinion, is a more accurate measure of a debt security's sensitivity to changes in interest rates. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

The Portfolio may use various techniques to shorten or lengthen the dollar weighted average duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and transactions in futures contracts and options on futures. Subject to the requirement that the dollar weighted average portfolio duration will not exceed nine years, the Portfolio may invest in individual debt obligations of any maturity.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.



Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at March 31, 1997, the Portfolio had 28.2% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.



CONCENTRATION. The Portfolio may invest 25% or more of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. In addition, municipal obligations that rely on an annual appropriation of funds by a state's legislature for payment are subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. As the Portfolio's concentration in the securities of a particular category of issuer increases, so does the potential for fluctuation in the value of the Fund's shares.



Nevertheless, the Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "diversified" investment company means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which is generally inapplicable because municipal debt obligations are not voting securities).


OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.



INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

ADDITIONAL RISK CONSIDERATIONS

Many municipal obligations offering high current income are rated investment grade or below (Baa or BBB or lower), or are unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.



Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Because the Portfolio intends to limit its average portfolio duration to no more than nine years, the net asset value of the Fund can be expected to be less sensitive to changes in interest rates than that of a fund with a longer average portfolio duration. Changes in the credit quality of issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.


The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.



   THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE INVESTMENT TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED OCTOBER 23, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.



Effective March 31, 1998, the Trustees of the Trust have approved restructuring the Fund whereby the Fund will become the Class A shares of Eaton Vance National Limited Maturity Municipals Fund. Other funds with the same investment objective and policies that invest in the Portfolio will become Class B and Class C. It is anticipated that this restructuring will reduce Fund operating expenses, thereby enhancing long-term returns and improving operational flexibility. The conversion to the multiple-class structure will not be a taxable transaction or change the value or cost basis of existing shareholders' investments. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains that would be the case if the restructuring did not occur. This result could occur because allocation of the Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the Investment Adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change is to alter current tax obligations and tax obligations upon redemption (by the same amount).



The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund, (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.



THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.



Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.



The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.



MANAGEMENT OF THE FUND AND THE PORTFOLIO

--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income-based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                    ANNUAL                DAILY
   CATEGORY                    DAILY NET ASSETS                   ASSET RATE           INCOME RATE
   -----------------------------------------------------------------------------------------------
   1            up to $500 million                                0.300%               3.00%
   2            $500 million but less than $1 billion             0.275%               2.75%
   3            $1 billion but less than $1.5 billion             0.250%               2.50%
   4            $1.5 billion but less than $2 billion             0.225%               2.25%
   5            $2 billion but less than $3 billion               0.200%               2.00%
   6            $3 billion and over                               0.175%               1.75%


As at March 31, 1997, the Portfolio had net assets of $102,503,516. For the fiscal year ended March 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.48% of the Portfolio's average daily net assets for such year.



BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $17 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.



William H. Ahern, Jr. has acted as the portfolio manager of the Portfolio since May 1, 1997. He has been a Vice President of Eaton Vance and BMR since January 1996 and has been an employee of Eaton Vance since 1989.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.



The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

SERVICE PLAN
--------------------------------------------------------------------------------


In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .15% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, the Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. During the fiscal year ended March 31, 1997, the Fund paid or accrued service fees under the Plan equivalent to .15% of the Fund's average daily net assets for such year.


VALUING FUND SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.



The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio), based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.


   SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.



The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:


                                                                                  DEALER
                                                   SALES CHARGE  SALES CHARGE   COMMISSION
                                                        AS            AS            AS
                                                    PERCENTAGE    PERCENTAGE    PERCENTAGE
                                                        OF            OF            OF
                                                     OFFERING       AMOUNT       OFFERING
                    AMOUNT OF PURCHASE                PRICE        INVESTED       PRICE
         ----------------------------------------------------------------------------------
         Less than $100,000                        2.25%         2.30%         2.00%
         $100,000 but less than $250,000           1.75          1.78          1.50
         $250,000 but less than $500,000           1.50          1.52          1.25
         $500,000 but less than $1,000,000         1.00          1.01          1.00
         $1,000,000 or more                        0.00*         0.00*         0.50



* No sales charge is payable at the time of purchase on investments of $1 million or more or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.


The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent"), as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives, employees of Authorized Firms and to bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own account if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts".



ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional National Limited Maturity Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Traditional National Limited Maturity Municipals Fund Physical Securities Processing Settlement Area

        200 Clarendon Street


        Boston, MA 02116


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.


If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of the Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.


   IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.


REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.



REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.



REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.



Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.



If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more, or if shares were purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares"), and are redeemed within

12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, it will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.



The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege", the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.



At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.



Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.



Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent, provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional National Limited Maturity Municipals Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund, and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. The Fund anticipates that for tax purposes the entire distribution, whether taken in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.



Sales charges paid upon a purchase of Fund shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.



The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gains that it distributes to its shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.



As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.



Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of the Fund. Tax-exempt distributions received from the Fund are includable in a shareholder's tax base for determining the taxability of social security and railroad retirement benefits.



The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds may be subject to tax on a portion of the Fund's distributions to them of exempt interest dividends. Accordingly, such users should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may publish annual and cumulative total return figures from time to time. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.


The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the Fund's yield or total return may be in any future period. If the expenses of the Fund are allocated to Eaton Vance, the Fund's performance will be higher.

                                                                  [LOGO]
                                                                  EATON VANCE
EV TRADITIONAL                                                    ==============
                                                                    Mutual Funds
NATIONAL LIMITED MATURITY

MUNICIPALS FUND




PROSPECTUS


AUGUST 1, 1997










EV TRADITIONAL NATIONAL LIMITED MATURITY
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                          T-LNAP

                                    PART B


        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                          STATEMENT OF
                                                          ADDITIONAL
                                                          INFORMATION
                                                          August 1, 1997


                 EV CLASSIC LIMITED MATURITY MUNICIPAL FUNDS

EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND                 EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND           EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), its corresponding Portfolio and certain other series of Eaton Vance Investment Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-- specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."


                              TABLE OF CONTENTS
                                    PART I


                                                                          Page
Additional Information About Investment Policies ..................         1
Investment Restrictions ...........................................         8
Trustees and Officers .............................................         9
Investment Adviser and Administrator ..............................        10
Custodian .........................................................        13
Service for Withdrawal ............................................        13
Determination of Net Asset Value ..................................        14
Investment Performance ............................................        14
Taxes .............................................................        16
Principal Underwriter .............................................        18
Distribution Plan .................................................        18
Portfolio Security Transactions ...................................        20
Other Information .................................................        21
Independent Certified Public Accountants ..........................        23
Financial Statements ..............................................        23
Appendix ..........................................................        24


                                   PART II
EV Classic Florida Limited Maturity Municipals Fund ...............       a-1
EV Classic Massachusetts Limited Maturity Municipals Fund .........       b-1
EV Classic New York Limited Maturity Municipals Fund ..............       c-1
EV Classic Pennsylvania Limited Maturity Municipals Fund ..........       d-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions;
(ii) certain obligations issued before August 8, 1986, for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.


    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in its Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, followed by manufacturing which has begun to show signs of expansion. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan, Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. Short-term affects are minimal.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, and a drop in tourism, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either
(i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the Portfolio turnover rate of the Portfolio, see "Supplementary Data" in the Portfolio's financial statements included in the Fund's annual report.


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.


    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


FLOATING OR VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase floating or variable rate obligations. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Floating or variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.


LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administration expenses and other finder's fees, justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into
(i) futures contracts for the purchase or sale of debt securities, and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


SHORT-TERM OBLIGATIONS
    Although the Portfolio will normally attempt to invest substantially all of its assets in municipal obligations, the Portfolio may, under normal market conditions, invest up to 20% of its net assets in short-term obligations the interest on which is subject to regular federal income tax, AMT and/or State taxes. Such short-term taxable obligations may include, but are not limited to, certificates of deposit, commercial paper, short-term notes and obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. During periods of adverse market conditions, the Portfolio may temporarily invest more than 20% of its assets in such short-term taxable obligations, all of which will be high quality.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without the approval of the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); or (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (40), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and employee of Eaton Vance since March 8, 1991. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March
27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.


    For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in the Fund's Part II.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion.

    The following persons manage one or more of the Eaton Vance limited maturity municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.

    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions,
(xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with any litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in Part II.

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with any litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner and Hawkes are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Browse, Fetter, MacIntosh, Murphy, O'Connor and Woodbury and Ms. Anderes and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and the deduction of the CDSC at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of the CDSC imposed on certain redemptions of shares within one year of their purchase. See "How to Redeem Fund Shares" in the Prospectus. A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrued days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.


    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.


    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

      -- cost associated with aging parents;
      -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
      -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
      -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund
so qualified for its fiscal year ended March 31, 1997.   Because the Fund
invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code
Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status for federal income tax purposes.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER

    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in Part II.


                              DISTRIBUTION PLAN


    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions), the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs therefore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal .90% of the Fund's average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter under the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Board of Trustees of the Trust. The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.


    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in Part II.


                              OTHER INFORMATION


    The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated October 23, 1985, as amended, and was originally called Eaton Vance California Municipals Trust. The Trust changed its name to Eaton Vance Investment Trust on April 28, 1992. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended March 31, 1997, as previously electronically filed with the Commission:

             EV Classic Florida Limited Maturity Municipals Fund
          EV Classic Massachusetts Limited Maturity Municipals Fund
             EV Classic New York Limited Maturity Municipals Fund
           EV Classic Pennsylvania Limited Maturity Municipals Fund
                Florida Limited Maturity Municipals Portfolio
             Massachusetts Limited Maturity Municipals Portfolio
                New York Limited Maturity Municipals Portfolio
              Pennsylvania Limited Maturity Municipals Portfolio
                     (Accession No. 0000950146-97-000909)

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

---------------------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE


AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.


A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE


Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.


B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.


C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.


D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.


NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note)

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.)

Note rating symbols are as follows:

    SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest; with some vulnerability to adverse financial and economic charges over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in actual or imminent default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION


    The following information as to certain Florida considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Florida issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Florida issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Florida is a state characterized by rapid population growth and substantial capital needs which are being funded through more frequent debt issuances and pay-as-you-go financing. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.


    Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of state funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.


    Florida tourism appears to be suffering the effects of negative publicity regarding crime against tourists in the State, product maturity, higher prices and more aggressive marketing by competing vacation destinations. Tourist arrivals are expected to increase 2.7% and 3.2% in fiscal years 1996-97 and 1997-98, respectively. The total number of visiting tourists is expected to reach 42.6 million and 43.9 million during fiscal years 1996-97 and 1997-98, respectively.


    There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, the total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify.


    The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.


                              FEES AND EXPENSES
INVESTMENT ADVISER


    As of March 31, 1997, the Portfolio had net assets of $92,909,192. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $508,203, $664,262 and $821,095, respectively (equivalent to 0.46%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.


ADMINISTRATOR


    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $7,111, $18,370 and $37,904, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN


    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $42,770 on sales of shares of the Fund. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $51,482, and the Principal Underwriter received approximately $3,250 in CDSCs which were imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,383,200. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $10,338, of which $8,489 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER


    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $162.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE

    For the fiscal years ended March 31, 1997 and 1995, the Portfolio paid no brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 1996, the Portfolio paid brokerage commissions of $10,609 on portfolio security transactions aggregating $95,025,037 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES

    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                             AGGREGATE        AGGREGATE      TOTAL COMPENSATION
                           COMPENSATION     COMPENSATION       FROM TRUST AND
NAME                         FROM FUND     FROM PORTFOLIO       FUND COMPLEX
----                       ------------    --------------    ------------------
Donald R. Dwight ......         $35            $1,557(2)          $145,000(5)
Samuel L. Hayes, III ..          31             1,808(3)           155,000(6)
Norton H. Reamer ......          31             1,687              145,000
John L. Thorndike .....          32             1,818(4)           148,750(7)
Jack L. Treynor .......          35             1,796              150,000
--------------

(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2)  Includes $686 of deferred compensation.
(3)  Includes $312 of deferred compensation.
(4)  Includes $917 of deferred compensation.
(5)  Includes $47,187 of deferred compensation.
(6)  Includes $19,062 of deferred compensation.
(7)  Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 23, 1997. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 29, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/ or service fees and certain other expenses. If such an adjustment were made, the performance would have been lower.

                                                        VALUE OF A $1,000 INVESTMENT

                                                  VALUE BEFORE    VALUE AFTER     TOTAL RETURN BEFORE        TOTAL RETURN AFTER
                                                    DEDUCTING      DEDUCTING         DEDUCTING CDSC           DEDUCTING CDSC**
      INVESTMENT        INVESTMENT    AMOUNT OF       CDSC          CDSC**      ------------------------  ------------------------
        PERIOD             DATE      INVESTMENT    ON 3/31/97     ON 3/31/97    CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
      ----------        ----------   ----------   ------------    -----------   ----------   ----------   ----------   ----------
Life of the Fund*         5/29/92      $1,000       $1,224.99      $1,224.99      22.50%        4.28%       22.50%        4.28%
1 Year Ended 3/31/97*     3/31/96      $1,000       $1,018.76      $1,008.95       1.88%        1.88%        0.90%        0.90%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 *If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.
**No CDSC is imposed on certain redemptions. See the Fund's current
  Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.68%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.68% would be 5.62%, assuming a combined federal and state tax rate of 34.48%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246, was the record owner of approximately 37.56% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, the following shareholders owned beneficially and of record the approximate percentages of outstanding shares of the Fund indicated after their names: Elmer M. Seaman TTEE, Elmer M. Seaman Trust DTD June 25, 1985 FBO Elmer M. Seaman, Boca Raton, FL 33428-1609 (20.07%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Florida Limited Maturity Tax Free Fund to EV Classic Florida Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the Florida intangibles tax laws and tax rates applicable for 1997.

                                                          YOU ARE IN
                                                             THIS            IN YOUR FEDERAL TAX BRACKET, A TAX-FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON     FEDERAL      ----------------------------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*       BRACKET       4%      4.5%      5%      5.5%      6%      6.5%    7%
------------------------------  --------------------------  -----------  ----------------------------------------------------------
                                                                               EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
               Up to $24,650               Up to $41,200     15.00%      4.71%    5.29%    5.88%    6.47%    7.06%   7.65%   8.24%
           $ 24,651-$ 59,750           $ 41,201-$ 99,600     28.00       5.56     6.25     6.94     7.64     8.33    9.03    9.72
           $ 59,751-$124,650           $ 99,601-$151,750     31.00       5.80     6.52     7.25     7.97     8.70    9.42   10.14
           $124,651-$271,050           $151,751-$271,050     36.00       6.25     7.03     7.81     8.59     9.38   10.16   10.94
               Over $271,050               Over $271,050     39.60       6.62     7.45     8.28     9.11     9.93   10.76   11.59

                                                                          UNDER FLORIDA INTANGIBLES TAX LAW, A TAX FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON                ------------------------------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*                     4%      4.5%      5%      5.5%      6%      6.5%    7%
------------------------------  --------------------------             ------------------------------------------------------------
                                                                       EQUALS A TAX EQUIVALENT YIELD REFLECTING EXEMPTION FROM
                                                                                            INTANGIBLES TAX:**
               Up to $24,650               Up to $41,200                 4.95%    5.54%    6.13%    6.71%    7.30%   7.89%   8.48%
           $ 24,651-$ 59,750           $ 41,201-$ 99,600                 5.85     6.54     7.23     7.93     8.62    9.31   10.01
           $ 59,751-$124,650           $ 99,601-$151,750                 6.10     6.83     7.55     8.27     9.00    9.72   10.44
           $124,651-$271,050           $151,751-$271,050                 6.58     7.36     8.14     8.92     9.70   10.48   11.26
               Over $271,050               Over $271,050                 6.97     7.80     8.62     9.45    10.28   11.10   11.93


 *Net amount subject to federal personal income tax after deductions and exemptions.
**A Florida intangibles tax on personal property of $2.00 per $1,000 is generally imposed after exemptions on the value of stocks, bonds, other evidences of indebtedness and mutual fund shares. An example of the effect of the Florida intangibles tax on the tax brackets of Florida taxpayers is as follows. A $10,000 investment subject to the tax would require payment of $20 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $20/$550 or 3.64%. If a taxpayer were in the 36% federal income tax bracket, assuming the intangibles taxes were deducted as an itemized deduction on the federal return, the taxpayer would be in a combined federal and Florida state tax bracket of 38.33% [36% + (1 - .36) X 3.64%] with respect to such investment. A Florida taxpayer whose intangible personal property is exempt or partially exempt from tax due to the availability of exemptions will have a lower taxable equivalent yield than indicated above.


Note: The federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $121,200 and $181,800, respectively. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account the Florida intangibles tax, state or local taxes, if any, payable on Fund distributions to individuals who are not Florida residents, or intangibles taxes, if any, imposed under the laws of other states. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Massachusetts considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Massachusetts issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Beginning in 1989, the Commonwealth's economy slowed significantly. Most of the employment growth during this period was experienced in the services and trade sectors of the economy, while the manufacturing sector continues to suffer employment losses. Like most other industrial states, Massachusetts has seen a shift in employment from manufacturing to more technology and service- based industries. Between 1993 and 1994, per capita personal income in Massachusetts increased 3.6% as compared to 1.7% for the nation as a whole. The unemployment rate for the Commonwealth fell from 4.6% in January, 1996 to 4.0% in January, 1997.

    1995 Fiscal Year. Fiscal 1995 tax revenue collections totalled $11.163 billion. Budgeted revenues and other sources, including non-tax revenue collected in fiscal 1995 totalled $16.387 billion, approximately $837 million, or 5.4%, above 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7% above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

    1996 Fiscal Year. Current fiscal 1996 projected spending is approximately $16.963 billion, including approximately $153.2 million reserved for contingencies. Projected revenues are approximately $16.851 billion. The fiscal 1996 forecast for federal reimbursements has decreased by approximately $7 million primarily due to lower reimbursable spending in public assistance programs.

    1997 Fiscal Year. On April 13, 1996, the House of Representatives adopted a fiscal 1997 budget that provides for total expenditures of approximately $17.615 billion. A legislative conference committee will develop a compromise budget for consideration by the House and Senate, which upon enactment by both houses will be presented to the Governor. Tax collections are reported to be well above the Revenue Department's target range.


    Major infrastructure projects are anticipated over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 90% of the estimated $7.7 billion cost. The projects include the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The Massachusetts Water Resources Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.5 billion in 1994 dollars. Work on the project began in 1988 and is expected to be complete in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference; the assumptions regarding the amounts to be supplied through federal aid are subject to change.

    The fiscal viability of the Commonwealth's authorities and Municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.


    Massachusetts' municipal governments are constrained in their ability to increase local revenues by an initiative passed in 1980, "Proposition 2 1/2." Proposition 2 1/2 limits the amount of property taxes that can be levied in a fiscal year to the lower of 2.5% of fair value or 102.5% of the previous year's levy unless overridden by a majority of local voters. Proposition 2 1/2 also limits the amount the municipality can be charged by certain government entities such as counties. While Proposition 2 1/2 is not a constitutional question and can therefore be amended or abolished by the legislature, no significant challenge has been raised since it took effect. Increased revenues received by the state and passed on to local governments during the 1980's ameliorated the effect of this initiative and made local governments in Massachusetts more dependent on state aid than those in other states. Therefore, the recent fiscal problems encountered by the state have amplified the economic and fiscal problems encountered by cities and towns throughout the Commonwealth. A continuation of the Commonwealth's fiscal problems resulting in further local aid reductions could, in the absence of overrides, result in payment defaults by local cities and towns and/or ratings downgrades resulting in an erosion of their market value.


                              FEES AND EXPENSES

INVESTMENT ADVISER

    As of March 31, 1997, the Portfolio had net assets of $69,969,936. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $385,610, $506,126 and $559,365, respectively (equivalent to 0.47%, 0.46% and 0.46% respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $13,863, $24,619 and $21,812, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement may continue as described under "Distribution Plan" in Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $32,326 on sales of shares of the Fund. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $35,812, and the Principal Underwriter received approximately $436 in CDSCs which were imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $718,700. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $7,169, of which $6,353 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $147.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $27,291 and $7,995, respectively, on portfolio security transactions aggregating $255,964,805 and $71,608,464, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):


                          AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                         COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                      FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                     ------------     --------------     ------------------

Donald R. Dwight .......      $9              $1,141(2)           $145,000(5)
Samuel L. Hayes, III ...       8               1,431(3)            155,000(6)
Norton H. Reamer .......       8               1,311               145,000
John L. Thorndike ......       8               1,432(4)            148,750(7)
Jack L. Treynor ........       8               1,381               150,000
------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $503 of deferred compensation.
(3) Includes $249 of deferred compensation.
(4) Includes $727 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 23, 1997. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from June 1, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 9, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/ or service fees and certain other expenses. If such an adjustment were made, the performance would have been lower.

                                                       VALUE OF A $1,000 INVESTMENT

                                            VALUE BEFORE      VALUE AFTER        TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              DEDUCTING        DEDUCTING            DEDUCTING CDSC            DEDUCTING CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF        CDSC             CDSC**       --------------------------  -------------------------
    PERIOD          DATE      INVESTMENT     ON 3/31/97        ON 3/31/97      CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
------------     ----------   ----------    ------------       ----------      ----------    ----------    ----------   ----------
Life of the
Fund*              6/1/92       $1,000        $1,229.62        $1,229.62         22.96%         4.37%        22.96%        4.37%
1 Year Ended
3/31/97*          3/31/96       $1,000        $1,027.04        $1,017.15          2.70%         2.70%        1.72%         1.72%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 * If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.
** No CDSC is imposed on certain redemptions. See the Fund's current
   Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.79%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.79% (considering both State and federal taxes) would be 6.24%, assuming a combined federal and State tax rate of 39.28%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246, was the record owner of approximately 43.54% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their names: Everen Clearing Corp., a/c 4160-2407, Robert F. Johnston, Milwaukee, WI 53202 (12.89%); Ronnie Z. Siegel, Hyannis, MA 02601-3030 (12.26%); and Elizabeth
L. King & Peter King TTEES, Elizabeth L. King Rev. Tr. DTD 7/20/93, Amherst, MA 01002 (5.70%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Massachusetts Limited Maturity Tax Free Fund to EV Classic Massachusetts Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Massachusetts state income tax laws and tax rates applicable for 1997.


                                                                                   A FEDERAL AND MASSACHUSETTS STATE
      SINGLE RETURN             JOINT RETURN          COMBINED                           TAX EXEMPT YIELD OF:
                                                     FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     MA STATE      ---------------------------------------------------------------
                (TAXABLE INCOME)*                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------  ---------------------------------------------------------------

           Up to $ 24,650          Up to $ 41,200      25.20%          5.35%    6.02%    6.68%    7.35%    8.02%    8.69%    9.36%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600      36.64           6.31     7.10     7.89     8.68     9.47    10.26    11.05
      $ 59,751 - $124,650     $ 99,601 - $151,750      39.28           6.59     7.41     8.23     9.06     9.88    10.70    11.53
      $124,651 - $271,050     $151,751 - $271,050      43.68           7.10     7.99     8.88     9.77    10.65    11.54    12.43
            Over $271,050           Over $271,050      46.85           7.53     8.47     9.41    10.35    11.29    12.23    13.17

*  Net amount subject to federal and Massachusetts personal income tax after deductions and exemptions.

+  The combined tax rates include a Massachusetts tax rate of 12% applicable to taxable bond interest and dividends, and assume that Massachusetts taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
   above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Massachusetts state income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Massachusetts personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Massachusetts personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain New York considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New York issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The recession lasted longer in New York and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been below the national average primarily due to significant cutbacks in the computer, manufacturing, utility, defense and banking industries. New York's economy is expected to continue to expand modestly during 1997. The unemployment rate for the State in February, 1997 was 6.3%, unchanged from last year, versus 5.3% for the nation. New York City's unemployment rate was 8.8% for 1996, up from 8.2% a year earlier.

    In July 1995, the State Comptroller issued its audit of the State's 1994-1995 fiscal year prepared in accordance with generally accepted auditing standards. The State completed its 1994-1995 fiscal year with a General Fund operating deficit of $1.426 billion, as compared with an operating surplus of $914 million for the previous fiscal year. The 1994-1995 fiscal year deficit was caused by several factors including the adoption of changes in accounting methodologies by the State Comptroller. The State used $1.026 billion of the 1993-1994 fiscal year surplus in the 1994-1995 fiscal year.


    The State ended its 1995-1996 fiscal year in balance, with a reported 1995-1996 General Fund cash surplus of $445 million. Prior to adoption of the State's 1995-1996 fiscal year budget, the State had projected a potential budget gap of approximately $5 billion, which was closed primarily through spending reductions, cost containment measures, State agency actions and local assistance reforms.


    The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particular capital spending and debt service.

    During the past several years, the State has been forced to borrow on a seasonal basis due to cash flow timing problems. In June, 1990, the Local Government Assistance Corporation ("LGAC") was formed as a public benefit corporation for the purpose of issuing long term obligations designed to eliminate this need. The legislation which created the LGAC specified that the obligations will be amortized over no more than 30 years and put a $4.7 billion dollar cap, net of LGAC proceeds, on the seasonal borrowing program. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. This cap may be exceeded in cases where the Governor and the legislature have certified the need for additional borrowing and have devised a method for reducing it back to the cap no later than the fourth fiscal year after the limit is exceeded. If this cap were to be exceeded, it could result in action by the rating agencies which could adversely affect prices of bonds held by the Portfolio.

    In 1975, New York City encountered severe financial difficulties which impaired and continues to impair the borrowing ability of the City. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles. Pursuant to the laws of the State, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City implemented various actions to close projected budget gaps of $3.3 billion, $2.3 billion, $3.1 billion and $2.7 billion for the 1994, 1995, 1996 and 1997 fiscal years, respectively. Such actions included, among others, tax increases, service and personnel reductions, productivity savings, debt refinancings, asset sales and cost savings related to employee benefits. For the 1998 fiscal year, the City previously projected a budget gap of $720 million after taking into account the prepayment in the 1997 fiscal year of $856 million of debt service due in the 1998 and 1999 fiscal years. Various gap-closing actions to balance the 1998 fiscal year budget include, advancing fiscal year 1997 surplus into fiscal year 1998, reductions in entitlement programs, federal welfare reform savings, additional state aid, cost saving initiatives and asset sales. The City currently projects budget gaps of $2.0 billion, $2.9 billion and $2.7 billion for its 1999, 2000 and 2001 fiscal years, respectively. The City's gap-closing plans for the 1999 through 2001 fiscal years include savings from restructuring city government and privatization, City agency actions, additional State aid, asset sales and cost saving actions related to entitlement programs and procurement. There can be no assurance that additional gap-closing measures will not be required, the implementation of which could adversely affect the City's economic base, and there is no assurance that such measures will enable the City to achieve a balanced budget, as required by State law, for any of the 1997 through 2001 fiscal years. Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the New York City Transitional Finance Authority (TFA) primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. In 1997, the State enacted the New York City Transitional Finance Authority Act (the "Finance Authority Act"), which created the TFA to assist the City to avoid certain state constitutional debt limitations. The TFA is authorized to issue up to $7.5 billion in long-term debt. On June 2, 1997, an action was brought in the State Supreme Court, Albany County seeking a declaratory judgment declaring that the Finance Authority Act to be unconstitutional. If the Finance Authority Act were voided, and depending on whether the New York State Legislature took other action which would provide relief to the City under the general debt limit, the City might be required to curtail its currently defined capital program early in the 1998 fiscal year. The fiscal health of New York City, which is the largest issuer of municipal bonds in the country and a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the State. Bond values of the Municipal Assistance Corporation, the State of New York, the New York Local Government Assistance Corporation, the New York State Dormitory Authority -- City University, the New York City Municipal Water Finance Authority and The Metropolitan Transportation Authority would be particularly affected by serious financial difficulties encountered by New York City. The Portfolio could be expected to hold bonds issued by many, if not all of these issuers, at any given time.

    As of 1997, the City's general obligation bonds were rated "Baa1," "BBB+" and "A-" by Moody's, S&P and Fitch, respectively. On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A- to BBB+. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on obligations held by the Portfolio. Ratings for the State are Moody's "A(2)", S&P "A-" and Fitch "A+".


    The State's economic and fiscal viability are mutually and intricately tied to those of its authorities and localities, which make up the major portion of State bond issuance. Any serious financial difficulties encountered by these entities, including their inability to access capital markets, would have a significant, adverse effect upon the value of bonds issued elsewhere within the State and thus upon the value of the interests in the Portfolio. State plans to reduce aid to local cities and towns may have a negative impact on municipal finances and ratings throughout the State. Such ratings changes could erode the value of their bonds and/or lead to defaults.


    The State either guarantees or supports lease-purchase agreements or contractual obligations, financing arrangements or through moral obligation provisions, a large amount of Authority indebtedness. While debt service is normally paid out of revenues generated by the projects of the Authorities, the State has, from time to time, had to appropriate amounts to enable the Authorities to meet their financial obligations and, in some cases, to prevent default.

                              FEES AND EXPENSES
INVESTMENT ADVISORY
    As of March 31, 1997, the Portfolio had net assets of $100,013,748. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $557,305, $722,493 and $845,836, respectively (equivalent to 0.46% of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in
Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $13,587, $21,238 and $31,253, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement may continue as described under "Distribution Plan" in Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $24,757 on sales of shares of the Fund. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $28,559, and the Principal Underwriter did not receive any CDSCs which were imposed on early redeeming shareholders. The sales commissions reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $876,900. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $5,733, of which $4,966 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $82.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $40,494 and $11,615, respectively, on portfolio security transactions aggregating $360,095,562 and $104,037,530, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio, and the funds in the Eaton Vance fund complex(1):

                          AGGREGATE        AGGREGATE        TOTAL COMPENSATION
                         COMPENSATION     COMPENSATION        FROM TRUST AND
NAME                      FROM FUND      FROM PORTFOLIO        FUND COMPLEX
----                     ------------    --------------     ------------------
Donald R. Dwight .......     $0              $1,557(2)           $145,000(5)
Samuel L. Hayes, III ...      0               1,808(3)            155,000(6)
Norton H. Reamer .......      0               1,687               145,000
John L. Thorndike ......      0               1,818(4)            148,750(7)
Jack L. Treynor ........      0               1,796               150,000
----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $686 of deferred compensation.
(3) Includes $312 of deferred compensation.
(4) Includes $917 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since May 1, 1997. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-1994).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 29, 1992 through March 31, 1997 and the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such an adjustment were made, the performance would have been lower.

                                         VALUE OF A $1,000 INVESTMENT

                                             VALUE BEFORE     VALUE AFTER           TOTAL RETURN               TOTAL RETURN
                                               DEDUCTING       DEDUCTING       BEFORE DEDUCTING CDSC      AFTER DEDUCTING CDSC**
   INVESTMENT     INVESTMENT    AMOUNT OF        CDSC           CDSC**       --------------------------  ------------------------
     PERIOD          DATE       INVESTMENT    ON 3/31/97      ON 3/31/97      CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
   ----------     ----------    ----------   ------------     ------------    ----------    ----------    ----------   ----------
Life of the
  Fund*            5/29/92        $1,000       $1,232.94       $1,232.94        23.29%        4.42%         23.29%        4.42%
1 Year Ended
  3/31/97*         3/31/96        $1,000       $1,028.37       $1,018.46         2.84%        2.84%          1.85%        1.85%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 *If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.
**No CDSC is imposed on certain redemptions. See the Fund's current
  Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.72%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.72% (considering both State and federal taxes) would be 6.10%, assuming a combined federal and State tax rate of 38.99%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS

    In any year in which the Fund is subject to New York taxation, qualifies as a RIC under Subchapter M of the Code and distributes all of its investment company taxable income and net capital gains, the Fund will not be required to pay any New York State franchise tax or New York City general corporation tax, with the possible exception of certain nominal minimum taxes.

    Distributions from the Fund will not be excluded from net income and shares of the Fund will not be excluded from investment capital in determining New York State or City franchise and corporation taxes for corporate shareholders.

    Shares of the Fund will not be subject to the New York State or City property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 25.88% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. In addition, as of such date the following shareholders owned of record, the percentages of shares indicated after their names: NFSC FEBO #CL5-368350, Carroll Janis, New York, NY 10019 (11.49%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic New York Limited Maturity Tax Free Fund to EV Classic New York Limited Maturity Municipals Fund on December 15, 1995.

                         TAX EQUIVALENT YIELD TABLES


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State and New York City income tax laws in effect for 1997.

                                                      COMBINED
                                                      FEDERAL,
      SINGLE RETURN             JOINT RETURN          NY STATE      A FEDERAL, NEW YORK STATE AND NEW YORK CITY TAX EXEMPT YIELD OF:
-------------------------  ----------------------    AND NY CITY    ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+        4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------------------------------  ---------------  ---------------------------------------------------------------
                                                                              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:

           Up to $ 24,650          Up to $ 41,200       24.55%         5.30%    5.96%    6.63%    7.29%    7.95%    8.62%    9.28%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       36.14          6.26     7.05     7.83     8.61     9.40    10.18    10.96
      $ 59,751 - $124,650     $ 99,601 - $151,750       38.80          6.54     7.35     8.17     8.99     9.80    10.62    11.44
      $124,651 - $271,050     $151,751 - $271,050       43.24          7.05     7.93     8.81     9.69    10.57    11.45    12.33
            Over $271,050           Over $271,050       46.43          7.47     8.40     9.33    10.27    11.20    12.13    13.07

 *Net amount subject to federal, New York State and New York City personal income tax (including New York City personal income tax surcharges) after deductions and exemptions.

 +The first combined tax bracket is calculated using the highest State rate
  (6.85%) and the highest City rate (including surcharges) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State and City rates are at their maximum (6.85% and 4.457%, respectively) throughout all other brackets. The applicable federal tax rates within each of these combined tax brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State income tax laws in effect for 1997.

                                                      COMBINED
      SINGLE RETURN             JOINT RETURN        FEDERAL AND            A FEDERAL AND NEW YORK STATE TAX EXEMPT YIELD OF:
-------------------------  ----------------------     NY STATE      ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+        4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------------------------------  ---------------  ---------------------------------------------------------------
                                                                              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
           Up to $ 24,650          Up to $ 41,200       20.82%         5.05%    5.68%    6.31%    6.95%    7.58%    8.21%    8.84%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       32.93          5.96     6.71     7.46     8.20     8.95     9.69    10.44
      $ 59,751 - $124,650     $ 99,601 - $151,750       35.73          6.22     7.00     7.78     8.56     9.34    10.11    10.89
      $124,651 - $271,050     $151,751 - $271,050       40.38          6.71     7.55     8.39     9.23    10.06    10.90    11.74
            Over $271,050           Over $271,050       43.74          7.11     8.00     8.89     9.78    10.66    11.55    12.44


 *Net amount subject to federal and New York State and personal income tax after deductions and exemptions.


 +The first combined tax bracket is calculated using the highest State rate
  (6.85%) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State rate is the maximum rate, 6.85%, throughout all other brackets. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


Note: Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and New York State and New York City personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New York State and New York City personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The above-indicated combined federal and New York State/City income brackets assume State and City taxes are itemized deductions and do not take into account the effect of a reduction in the deductibility of itemized deductions (including New York State and City income taxes) for taxpayers with adjusted gross income in excess of $121,200, nor do they reflect phaseout of personal exemptions for single and joint filers with adjusted gross income in excess of $121,200 and $181,800, respectively. The effective combined tax brackets and equivalent taxable yields of taxpayers who do not itemize or who are subject to such limitations will be higher than those indicated above. In addition, investors who do not itemize deductions on their federal income tax returns will have higher combined brackets and equivalent taxable yields than indicated above.


The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION


    The following information as to certain Pennsylvania considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Pennsylvania issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania continues, however, to have a greater percentage of its workers employed in manufacturing than the national average, leaving the economy somewhat cyclical and vulnerable to recessionary forces. During 1995, manufacturing accounted for 18% of employment. As of March, 1997, the unadjusted unemployment rate for Pennsylvania was 5.4%. Per capita income in Pennsylvania for 1995 of $23,558 was higher than the per capita income of the United States of $23,208.

Revenues and Expenditures. Pennsylvania utilizes the fund method of accounting. The General Fund, the State's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 1996 with a balance of $635 million.

    For 1997, the Commonwealth expects a slight improvement in the State's financial position. The 1997 budget provides for only a 0.6% increase in expenditures. As of this date, revenues were better than expected but a slow down in collections is expected. State enacted welfare reform has enabled the Administration to limit expenditure growth. The 1998 proposed budget calls for a 2.9% increase in expenditures.


    The Pennsylvania Constitution requires all proceeds of motor fuels taxes, vehicle registration fees, license taxes, operators" license fees and other excise taxes imposed on products used in motor transportation to be used exclusively for construction, reconstruction, maintenance and repair of and safety on highways and bridges and for the payment of debt service on obligations incurred for such purposes. The Motor License Fund is the fund through which such revenues are accounted for and expended.

Pennsylvania Debt. The current Constitutional provisions pertaining to the Pennsylvania debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years (this debt need not be approved by the electorate) and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

    Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes, which must mature within the fiscal year of issuance. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund in the fiscal year. The State is not permitted to fund deficits between fiscal years with any form of debt. All year end deficit balances must be funded within the succeeding fiscal year's budget.

    Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years.


State-Related Obligations. Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on state appropriations. State- related agencies and their outstanding debt as of December 31, 1996 include the Delaware River Joint Toll Bridge Commission ($53.9 million), the Delaware River Port Authority ($523.8 million), the Pennsylvania Economic Development Financing Authority ($1,371.5 million), the Pennsylvania Energy Development Authority ($118.0 million), the Pennsylvania Higher Education Assistance Agency ($1,408.8 million), the Pennsylvania Higher Education Facilities Authority ($2,667.1 million), the Pennsylvania Industrial Development Authority ($416.2 million), the Pennsylvania Infrastructure Investment Authority ($205.9 million), the Pennsylvania Turnpike Commission ($1,205.8 million), the Philadelphia Regional Port Authority ($61.1 million) and the State Public School Building Authority ($324.0 million).

    The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the state, which had $2,357.9 million in bonds outstanding at December 31, 1996, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.


Litigation. Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically.

    There is extensive general legislation applying to local government. For example, the Local Government Unit Debt Act provides for uniform debt limits for local government units, including municipalities and school districts, and prescribes methods of incurring, evidencing, securing and collecting debt. Under the Local Government Unit Debt Act, the ability of Pennsylvania municipalities and school districts to engage in general obligation borrowing without electoral approval is generally limited by their recent revenue collection experience. Generally such subdivisions can levy real property taxes unlimited as to rate or amount to pay debt service on general obligation borrowings.

    Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues.

    Municipal authorities and industrial development authorities are widespread in Pennsylvania. An authority is organized by a municipality acting singly or jointly with another municipality and is governed by a board appointed by the governing unit of the creating municipality or municipalities. Typically, authorities are established to acquire, own and lease or operate one or more projects and to borrow money and issue revenue bonds to finance them.

    As of the date of this SAI, the City of Philadelphia's general obligations are rated Ba, B and BB, by Moody's, S&P and Fitch, respectively.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $67,875,607. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $375,224, $478,819 and $554,521, respectively (equivalent to 0.47%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $7,751 $26,171 and $44,656, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement may continue as described under "Distribution Plan" in Part I. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $37,970 on sales of shares of the Fund. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $48,556, and the Principal Underwriter received $6,098 in CDSCs which were imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,625,500. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the plan aggregating $9,636, of which $7,502 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Princial Underwriter $202.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $34,923 and $7,542, respectively, on portfolio security transactions aggregating $365,165,141 and $67,553,927, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                           AGGREGATE         AGGREGATE     TOTAL COMPENSATION
                          COMPENSATION      COMPENSATION     FROM TRUST AND
NAME                       FROM FUND       FROM PORTFOLIO     FUND COMPLEX
----                      ------------     --------------  ------------------
Donald R. Dwight ......       $35              $1,141(2)        $145,000(5)
Samuel L. Hayes, III ..        31               1,431(3)         155,000(6)
Norton H. Reamer ......        31               1,311            145,000
John L. Thorndike .....        32               1,432(4)         148,750(7)
Jack L. Treynor .......        35               1,381            150,000
----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $503 of deferred compensation.
(3) Includes $249 of deferred compensation.
(4) Includes $727 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (38) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 23, 1997. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from June 1, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/ or service fees and certain other expenses. If such an adjustment were made, the performance would have been lower.

                                                   VALUE OF A $1,000 INVESTMENT

                                          VALUE BEFORE       VALUE AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING         DEDUCTING            DEDUCTING CDSC             DEDUCTING CDSC**
   INVESTMENT     INVESTMENT  AMOUNT OF       CDSC             CDSC**        -------------------------    -------------------------
     PERIOD          DATE     INVESTMENT   ON 3/31/97        ON 3/31/97       CUMULATIVE   ANNUALIZED     CUMULATIVE   ANNUALIZED
   ----------     ----------  ----------  -------------    ---------------    ----------   ----------     ----------   ----------
Life of the Fund*   6/1/92      $1,000      $1,247.51         $1,247.51         24.75%        4.69%         24.75%        4.69%
1 Year Ended
  3/31/97*         3/31/96      $1,000      $1,029.29         $1,019.38          2.93%        2.93%          1.94%        1.94%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 * If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.
** No CDSC is imposed on certain redemptions. See the Fund's current
   Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.77%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.77% (considering both State and federal taxes) would be 6.31%, assuming a combined federal and State tax rate of 40.25%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 and Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, NJ 07303-9998 were the record owners of approximately 16.42% and 9.38%, respectively, of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned of record, the percentages of shares indicated after their names: BHC Securities Inc. FBO 22439700, Attn: Mutual Fund Dept., Philadelphia, PA 19103 (18.72%); PaineWebber for the Benefit of Stephen Berman, Newtown Square, PA 19073-2012 (8.35%); and Raymond James & Assoc. Inc., for Elite Acct #50025098, FAO Jane L. Renshaw POA, Genevieve T. Hommer, Glasgow, PA 16644-0010 (7.13%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Pennsylvania Limited Maturity Tax Free Fund to EV Classic Pennslyvania Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding 6% under the regular federal income tax and Pennsylvania State and local tax laws in effect for 1997.


                                                                                      TAXABLE YIELD NEEDED TO MATCH 6% FREE OF
                                                                                 --------------------------------------------------
                                                                                                                   FEDERAL, STATE,
               TAXABLE INCOME                                                      FEDERAL      FEDERAL, STATE       COUNTY AND
-------------------------------------------------     FEDERAL         STATE       AND STATE       AND COUNTY        PHILADELPHIA
      SINGLE RETURN             JOINT RETURN        INCOME TAX     INCOME TAX       TAXES          TAXES (1)          TAXES (2)
-------------------------  ----------------------  -------------  -------------  ------------  -----------------  -----------------
         Up to   $ 24,650        Up to   $ 41,200     15.00%          2.80%          7.26%           7.80%              8.24%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600     28.00           2.80           8.57            9.20               9.72
      $ 59,751 - $124,650     $ 99,601 - $151,750     31.00           2.80           8.95            9.60              10.15
      $124,651 - $271,050     $151,751 - $271,050     36.00           2.80           9.65           10.36              10.94
            Over $271,050           Over $271,050     39.60           2.80          10.22           10.97              11.59
-----------------------------------------------------------------------------------------------------------------------------------

Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax and a 2.8% Pennsylvania income tax. (1) Includes a 4 mil county personal property tax imposed by most counties, and (2) Includes a 4 mil county personal property tax and a 4.84% school income tax. The equivalent yields assume that the Pennsylvania State and local taxes referred to above are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher equivalent yield than indicated.

Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions (including Pennsylvania State and local taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets and taxable equivalent yields also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective federal tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Pennsylvania State and local income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

[GRAPHIC OMITTED]

EV CLASSIC LIMITED MATURITY MUNICIPAL FUNDS
-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

AUGUST 1, 1997

EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

EV CLASSIC
LIMITED MATURITY
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                      C-LC8/1SAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          August 1, 1997


                  EV MARATHON LIMITED MATURITY MUNICIPAL FUNDS

EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND             EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND
EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND            EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND                EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MASSACHUSETTS LIMITED MATURITY                          EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
  MUNICIPALS FUND                                                   EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND


                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), its corresponding Portfolio and certain other series of Eaton Vance Investment Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund- specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."
                              TABLE OF CONTENTS
                                    PART I

                                                                          Page
Additional Information About Investment Policies ....................     1
Investment Restrictions .............................................     7
Trustees and Officers ...............................................     9
Investment Adviser and Administrator ................................    10
Custodian ...........................................................    13
Service for Withdrawal ..............................................    13
Determination of Net Asset Value ....................................    13
Investment Performance ..............................................    14
Taxes ...............................................................    16
Principal Underwriter ...............................................    17
Distribution Plan ...................................................    18
Portfolio Security Transactions .....................................    20
Other Information ...................................................    21
Independent Certified Public Accountants ............................    23
Financial Statements ................................................    23
Appendix ............................................................    24

                                   PART II

EV Marathon California Limited Maturity Municipals Fund ..  a-1    EV Marathon Michigan Limited Maturity Municipals Fund .....   e-1
EV Marathon Connecticut Limited Maturity Municipals Fund .  b-1    EV Marathon New Jersey Limited Maturity Municipals Fund ...   f-1
EV Marathon Florida Limited Maturity Municipals Fund .....  c-1    EV Marathon New York Limited Maturity Municipals Fund .....   g-1
EV Marathon Massachusetts Limited Maturity                         EV Marathon Ohio Limited Maturity Municipals Fund .........   h-1
  Municipals Fund ........................................  d-1    EV Marathon Pennsylvania Limited Maturity Municipals Fund..   i-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).


                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986, for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.


    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in its Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, followed by manufacturing which has begun to show signs of expansion. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. Short-term affects are minimal.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal goverment. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, and a drop in tourism, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the Portfolio turnover rate of the Portfolio, see "Supplementary Data" in the Portfolio's financial statements included in the Fund's annual report.


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when- issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when- issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

FLOATING OR VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase floating or variable rate obligations. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Floating or variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.


LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administration expenses and other finder's fees, justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


SHORT-TERM OBLIGATIONS
    Although the Portfolio will normally attempt to invest substantially all of its assets in municipal obligations, the Portfolio may, under normal market conditions, invest up to 20% of its net assets in short-term obligations the interest on which is subject to regular federal income tax, AMT and/or State taxes. Such short-term taxable obligations may include, but are not limited to, certificates of deposit, commercial paper, short-term notes and obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. During periods of adverse market conditions, the Portfolio may temporarily invest more than 20% of its assets in such short-term taxable obligations, all of which will be high quality.


                           INVESTMENT RESTRICTIONS


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the lnvestment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have also adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without the approval of the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); or (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (40), Vice President
Vice President of BMR since August 11, 1992 and of Eaton Vance and EV, and employee of Eaton Vance since March 8, 1991. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice
President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.


    For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in the Fund's Part II.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion.

    The following persons manage one or more of the Eaton Vance limited maturity municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.

    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with any litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with any litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner and Hawkes are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Browse, Fetter, MacIntosh, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and, with respect to Class I shares, the deduction of the CDSC at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.


    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSC which is imposed upon certain redemptions of Class I shares at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. A taxable-equivalent yield is computed by dividing the tax-exempt yield by one minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.


    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.


    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effect on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1997. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status for federal income tax purposes.


    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.


                              DISTRIBUTION PLAN


    The Plan applicable to Class I shares is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.

    The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class I shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions), the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 3% in the case of the California, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds and 3.5% in the case of the Connecticut, Michigan and Ohio Funds of the amount received for each Class I share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of Class I shares and will accordingly reduce the net assets of the Class I shares upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets attributable to Class I shares on such day. The level of the Fund's net assets attributable to Class I shares changes each day and depends upon the amount of sales and redemptions of Class I shares, the changes in the value of the investments held by its corresponding Portfolio, the expenses of the Fund attributable to Class I shares and of its corresponding Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of its corresponding Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on the Class I shares. The Fund does not accrue possible future payments as a liability of Class I shares or reduce its current net assets of the Class I shares in respect of unknown amounts which may become payable under its Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund on behalf of Class I shares to the Principal Underwriter and CDSCs with respect to Class I shares theretofore paid and payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Class I shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Class I shares upon which a CDSC will be imposed, the level and timing of redemptions of Class I shares upon which no CDSC will be imposed (including redemptions of Class I shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets attributable to Class I shares, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Class I shares accompanied by a low level of early redemptions of Class I shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal, .90% of the Fund's average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Class I shares and through the amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter under to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class I shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Board of Trustees of the Trust. The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time with respect to one or more classes of shares of the Fund by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of that class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected class of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.


    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II.


                              OTHER INFORMATION


    The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated October 23, 1985, as amended, and was originally called Eaton Vance California Municipals Trust. The Trust changed its name to Eaton Vance Investment Trust on April 28, 1992. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS

    The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended March 31, 1997, as previously filed electronically with the Commission:

           EV Marathon California Limited Maturity Municipals Fund
           EV Marathon Connecticut Limited Maturity Municipals Fund
             EV Marathon Florida Limited Maturity Municipals Fund
          EV Marathon Massachusetts Limited Maturity Municipals Fund
            EV Marathon Michigan Limited Maturity Municipals Fund
           EV Marathon New Jersey Limited Maturity Municipals Fund
            EV Marathon New York Limited Maturity Municipals Fund
              EV Marathon Ohio Limited Maturity Municipals Fund
          EV Marathon Pennsylvania Limited Maturity Municipals Fund
                 California Limited Maturity Municipals Fund
                 Connecticut Limited Maturity Municipals Fund
                   Florida Limited Maturity Municipals Fund
                Massachusetts Limited Maturity Municipals Fund
                  Michigan Limited Maturity Municipals Fund
                 New Jersey Limited Maturity Municipals Fund
                  New York Limited Maturity Municipals Fund
                    Ohio Limited Maturity Municipals Fund
                Pennsylvania Limited Maturity Municipals Fund
                     (Accession No. 0000950146-97-000905)

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

----------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE


AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE


Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.


C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.


D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.


NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION


    The following information as to certain California considerations is given to investors in view of the Portfolio's policy of concentrating its investments in California issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of California issuers. Neither the Trust nor the Portfolio has independently verified this information.


  Economic Factors
Fiscal Years Prior to 1996-97. By the close of the 1989-90 Fiscal Year, California's revenues had fallen below projections so that the State's budget reserve, the Special Fund for Economic Uncertainties (the "Special Fund"), was fully depleted by June 30, 1990. A recession which had begun in mid-1990, combined with higher health and welfare costs driven by the State's rapid population growth, adversely affected General Fund revenues and raised expenditures above initial budget appropriations.

    As a result of these factors and others, the State confronted a period of budget imbalance. Beginning with the 1990-91 Fiscal Year and for several years thereafter, the budget required multibillion dollar actions to bring projected revenues and expenditures into balance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the Special Fund -- approaching $2.8 billion at its peak on June 30, 1993.

    By the 1993-94 Fiscal Year, the accumulated deficit was too large to be prudently retired in one year and a two-year program was implemented. This program used revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

    The 1994-95 Budget Act projected General Fund revenues and transfers of $41.9 billion. Expenditures were projected to be $40.9 billion -- an increase of $1.6 billion over the prior year. As a result of the improving economy, however, the fiscal year ultimately produced revenues and transfers of $42.7 billion which more than offset expenditures of $42.0 billion and thereby reduced the accumulated budget deficit.

    With strengthening revenues and reduced caseload growth driven by an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year, and expenditures were budgeted at $43.4 billion. In addition, the Department of Finance projected that after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve as of June 30, 1996.


1996-97 Fiscal Year. The 1996-97 Governor's Budget, released January 10, 1996, projected General Fund revenues and transfers of $45.6 billion, a 1.3% increase over 1995-96. The Governor's budget proposed two major initiatives, a 15% personal and corporate income tax cuts and a revision of the trial court funding program, which would have the effect of reducing General Fund revenues. The Governor's Budget proposed General Fund expenditures of $45.2 billion. The Governor's Budget also proposed Special Fund revenues equal to expenditures, at a level of $13.3 billion.

    The May Revision of the Governor's Budget, released on May 21, 1996 ("The May Revision"), updated revenue estimates for the 1996-97 Fiscal Year, reflecting stronger economic activity in the State and thus greater revenue growth. The revised estimate was for $47.1 billion of revenues, still assuming the Governor's tax cut would be enacted, and $46.5 billion of expenditures.

1996-97 Budget Act. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriates a budget reserve in the Special Fund of $305 million, as of June 30, 1997. The Department of Finance projects that, on June 30, 1997, the State's available borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing is anticipated.

    Revenues -- The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased in over three years), approved a 5% cut in bank and corporation taxes, to be effective for income years commencing on January 1, 1997. As a result of the Legislature's failure to enact the personal income tax cut, revenues for the Fiscal Year are estimated to be $550 million higher than projected in the May Revision, and are now estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues. Special Fund revenues are estimated to be $13.3 billion.

    Expenditures -- The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.

    The following are principal features of the 1996-97 Budget Act:

        1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second consecutive year, the full cost of living allowance (3.2 percent) was funded. Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Out of this $1.6 billion total community colleges will receive an increase in funding of $157 million for 1996-97.

        Due to higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

        2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform."

        3. A 4.9% increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees.

        4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

        5. General Fund support for the Department of Corrections was increased by about 7% over the prior year, reflecting estimates of increased prison population.

        6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

    The Budget Act did not contain any tax increases. As noted, there was a reduction in bank and corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

    Federal Welfare Reform -- Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (P.L. 104-193, the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

    The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for fiscal year 1996-97. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan is to be submitted in time to allow grant reductions to be implemented effective January 1, 1997 (allowing $92 million of the $163 million referred to in paragraph 2 above to be saved) and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus in lieu of the $660 million savings initially assumed to be saved, it is now projected that savings will total approximately $360 million.

    A preliminary analysis of the Law by the Legislative Analyst's Office indicated that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid; provide more aid to counties, or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

1997-98 Fiscal Year Proposed Budget. On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

    Among the major initiatives and features of the Governor's Budget are the following:

        1. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

        2. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.

        3. Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.

        4. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effect requirement for Supplemental Security Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.


    The Orange County Bankruptcy. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

    In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond deal. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.


  Constitutional, Legislative and Other Factors
    Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.


    Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

    Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

    The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

    Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

    California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

    These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

    Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

    Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

    In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

    Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

    Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

    Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

    Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

    Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

    Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

    Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

    Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

    Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

    Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

    1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

    2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

    3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

    4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

    5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

    6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

    7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

    8. Permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

    In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

    Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.


    Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

    Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

    Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

    The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

    Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

    Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.


    Proposition 87. On November 8, 1988, California voters approved Proposition
87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of March 31, 1997, the Portfolio had net assets of $43,194,441. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $239,320, $327,056 and $418,800, respectively (equivalent to 0.47%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $7,351 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $308,795 and the Principal Underwriter received approximately $110,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $331,700. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $69,292 for Class I shares and $3,448 for Class II shares, of which $68,950 and $3,402, respectively, was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $765 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $26,519 and $5,129, respectively, on portfolio security transactions, aggregating $208,919,974 and $45,929,788, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex:(1)


                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------

Donald R. Dwight ........................        $193             $  941(2)          $145,000(5)
Samuel L. Hayes, III ....................         174              1,132(3)           155,000(6)
Norton H. Reamer ........................         172              1,074              145,000
John L. Thorndike .......................         178              1,162(4)           148,750(7)
Jack L. Treynor .........................         191              1,116              150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $414 of deferred compensation.
(3) Includes $146 of deferred compensation.
(4) Includes $457 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Cynthia J. Clemson (34) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since May 1, 1997. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 29, 1992 through March 31, 1997 and the one-year period ended March 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                            VALUE BEFORE     VALUE AFTER       TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                             DEDUCTING        DEDUCTING           DEDUCTING CDSC            DEDUCTING CDSC***
  INVESTMENT    INVESTMENT    AMOUNT OF         CDSC           CDSC***     ---------------------------  ---------------------------
    PERIOD         DATE       INVESTMENT     ON 3/31/97      ON 3/31/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
    ------         ----       ----------     ----------      ----------      ----------    ----------    ----------    ----------
Life of
the Fund**       5/29/92*       $1,000       $1,230.89        $1,230.89        23.09%        4.39%         23.09%        4.39%
1 Year
Ended
3/31/97          3/31/96        $1,000       $1,029.91        $1,000.21        2.99%         2.99%          0.02%        0.02%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
  * Investment operations began on May 29, 1992.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current
    Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.73%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.73% would be 6.01%, assuming a combined federal and State tax rate of 37.90%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS

    Individual shareholders of the Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest on obligations the interest on which is exempt under either federal or California law from taxation by the State of California, provided that at least 50% of the Portfolio's assets at the close of each quarter of its taxable year is invested in such obligations. Distributions from the Fund which are attributable to sources other than those in the preceding sentence will generally be taxable to such individual shareholders as ordinary income. Distributions of the Fund's net capital gains (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gains which are taxable at ordinary income rates for California personal income tax purposes. In addition, distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax. Shares of the Fund will not be subject to the California property tax.

    Distributions of investment income and long-term and short-term capital gains from the Fund will not be excluded from taxable income in determining California corporate franchise tax for corporate shareholders. However, distributions of the Fund's net capital gains are treated as long-term capital gains for California corporate tax purposes. In addition, distributions may be includable in income subject to the alternative minimum tax.

    California tax law resembles federal tax law in restricting the deductibility of interest on indebtedness incurred by shareholders to purchase shares and the allowance of losses realized by a shareholder upon the sale or redemption of shares.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 24.65% and 21.51%, respectively, of the outstanding Class I and Class II shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of June 30, 1997, Smith Barney Inc. #00155709945, New York, NY 10013 owned beneficially and of record 6.80% of the outstanding Class I shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance California Limited Maturity Tax Free Fund to EV Marathon California Limited Maturity Tax Free Fund on January 11, 1994 and to EV Marathon California Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the 1997 regular federal income tax rates and California State income tax laws and tax rates applicable for 1997.

                                                                                    A FEDERAL AND CALIFORNIA STATE
      SINGLE RETURN             JOINT RETURN          COMBINED                           TAX EXEMPT YIELD OF:
                                                     FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     CA STATE       --------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------   --------------------------------------------------------------
           Up to $ 24,650          Up to $ 41,200       20.10%         5.01%    5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       34.70          6.13     6.89     7.66     8.42     9.19     9.95    10.72
      $ 59,751 - $124,650     $ 99,601 - $151,750       37.42          6.39     7.19     7.99     8.79     9.59    10.39    11.19
      $124,651 - $271,050     $151,751 - $271,050       41.95          6.89     7.75     8.61     9.47    10.34    11.20    12.06
            Over $271,050           Over $271,050       45.22          7.30     8.21     9.13    10.04    10.95    11.87    12.78


* Net amount subject to federal and California personal income tax after deductions and exemptions.
+ The combined tax brackets are calculated using the highest California State rate within the bracket. Taxpayers with taxable income within each bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that California taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined tax bracket and taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and
  39.6% over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including California State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and California personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for California personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Connecticut considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Connecticut issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Connecticut issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Connecticut's manufacturing industry, which has historically been of prime economic importance to the State, its municipalities and its residents, has been in decline for several years. Although Connecticut's manufacturing industry is diversified between transportation equipment (primarily aircraft engines, helicopters and submarines), non-electrical machinery, fabricated metal products and electrical machinery, defense-related business represents a relatively high proportion of manufacturing receipts. As a result, reductions in defense spending have had a substantial adverse effect on Connecticut's manufacturing industry.

    Connecticut's manufacturing employment peaked in 1970 at over 441,000 workers but had declined 36.5% by 1995. Although the loss of manufacturing jobs was partially offset by a 69.7% rise in other non-agricultural employment during the same period, Connecticut's growth in non-manufacturing employment has lagged behind the New England region and the nation as a whole. Moreover, Connecticut's largest defense contractors have announced plans to reduce their labor forces substantially over the next few years.

    From 1986 through 1996, Connecticut's unemployment rate was generally lower than the unemployment rate for the U.S. as a whole, and average per capita personal income of Connecticut residents was higher than that of residents of other states. The average unemployment rate (seasonally adjusted) in Connecticut increased from a low of 3.0% in 1988 to 7.5% in 1992 and, after a number of important changes in the method of calculation, was reported to be 5.0% in 1996. Average per capita personal income of Connecticut residents increased in every year from 1985 to 1995, rising from $18,268 to $31,776. However, pockets of significant unemployment and poverty exist in some Connecticut cities and towns, and Connecticut is now in a recession, the depth and duration of which are uncertain.

    For the four fiscal years ended June 30, 1991, the General Fund ran operating deficits of approximately $115,600,000, $28,000,000, $259,000,000 and
$808,500,000, respectively. At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the five fiscal years ended June 30, 1996, the General Fund ran operating surpluses of approximately $110,200,000, $113,500,000, $19,700,000, $80,500,000, and
$250,000,000, respectively. General Fund budgets for the biennium ending June 30, 1997, were adopted in 1995 and amended in 1996. General Fund expenditures and revenues are budgeted to be approximately $9,200,000,000 for the 1996-1997 fiscal year.

    In 1991, to address the General Fund's growing deficit, legislation was enacted by which the State imposed an the income tax on individuals, trusts and estates for taxable years generally commencing in 1992. For each fiscal year starting with the 1991-1992 fiscal year, the General Fund has operated at a surplus with over 60% of the State's tax revenues being generated by the income tax and the sales and use tax. However, the State's budgeted expenditures have almost doubled from approximately $4,300,000,000 for the 1986-1987 fiscal year to approximately $9,200,000,000 for the 1996-1997 fiscal year.

    The 1991 legislation also authorized the State Treasurer to issue Economic Recovery Notes to fund the General Fund's accumulated deficit of $965,712,000 as of June 30, 1991, and during 1991 the State issued a total of $965,710,000 Economic Recovery Notes, of which $196,555,000 were outstanding as of May 1, 1997. The notes were to be payable no later than June 30, 1996, but as part of the budget adopted for the biennium ending June 30, 1997, payment of the remaining notes scheduled to be paid during the 1995-96 fiscal year was rescheduled to be paid over the four fiscal years ending June 30, 1999.

    The State's primary method for financing capital projects is through the sale of general obligation bonds. As of May 1, 1997, the State had authorized general obligation bonds totaling $10,813,448,000, of which $9,673,240,000 had been approved for issuance by the State Bond Commission, $8,797,072,000 had been issued, and $6,384,716,267 were outstanding.

    In 1995, the State established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The improvements are to be financed by $18 million of general obligation bonds of the State and $962 million bonds of the University. The University's bonds will be secured by a State debt service commitment, the aggregate amount of which is limited to $382 million for the four fiscal years ending June 30, 1999, and $580 million for the six fiscal years ending June 30, 2005.

    In addition to the bonds described above, the State also has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the cities of Bridgeport and West Haven and the Southeastern Connecticut Water Authority. As of October 15, 1996, the amount of bonds outstanding on which the State has limited or contingent liability totaled $3,985,400,000.

    In 1984, the State established a program to plan, construct and improve the State's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2000, is currently estimated to be $11.2 billion, to be met from federal, state, and local funds. The State expects to finance most of its $4.7 billion share of such cost by issuing $4.2 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specified motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.

    As of October 15, 1996, the General Assembly had authorized $4,157,900,000 of such STO bonds, of which $3,594,700,000 new money borrowings had been issued. It is anticipated that additional STO bonds will be authorized annually in amounts necessary to finance and to complete the infrastructure program. Such additional bonds may have equal rank with the outstanding bonds provided certain pledged revenue coverage requirements are met. The State expects to continue to offer bonds for this program.

    On March 29, 1990, Standard and Poors reduced its ratings of the State's general obligation bonds from AA+ to AA, and on April 9, 1990, Moody's reduced its ratings from Aa1 to Aa. On September 13, 1991, Standard & Poors further reduced its ratings of the State's general obligation bonds and certain obligations that depend in part on the creditworthiness of the State to AA-. On March 17, 1995, Fitch reduced its ratings of the State's general obligation bonds from AA+ to AA.

    The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) a class action by the Connecticut Criminal Defense Lawyers Association claiming a campaign of illegal surveillance activity and seeking damages and injunctive relief; (ii) an action on behalf of all persons with traumatic brain injury, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; and (iii) litigation involving claims by Indian tribes to a portion of the State's land area.

    As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The fiscal impact of this decision might be significant but is not determinable at this time.

    General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

    In recent years, certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport has authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed.

    Regional economic difficulties, reductions in revenues and increases in expenses could lead to further fiscal problems for the State and its political subdivisions, authorities and agencies. Difficulties in payment of debt service on borrowings could result in declines, possibly severe, in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.


                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $12,273,967. For the fiscal years ended March 31, 1997, 1996 and 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $64,492, $74,308 and $80,031, respectively (equivalent to 0.47%, 0.46% and 0.45%, respectively, of the Portfolio's average daily net assets for each such year). To enhance the net income of the Portfolio for the fiscal years ended March 31, 1997 and 1996, BMR made a reduction of its advisory fee in the amount of $32,497 and $53,054, respectively. To enhance the net income of the Portfolio for the fiscal year ended March 31, 1995, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $8,932. The Portfolio's Investment Advisory Agreement with BMR is dated April 9, 1993 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended March 31, 1995, $12,014 of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $2,464 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $90,685 and the Principal Underwriter received approximately $27,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $235,800. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $16,626 for Class I shares, of which $16,438 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $222.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $11,480 and $1,257, respectively, on portfolio security transactions aggregating $86,456,944 and $11,264,026, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................        $35               $35(2)            $145,000(5)
Samuel L. Hayes, III ....................         31                31(3)             155,000(6)
Norton H. Reamer ........................         31                31                145,000
John L. Thorndike .......................         32                32(4)             148,750(7)
Jack L. Treynor .........................         35                35                150,000
------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $15 of deferred compensation.
(3) Includes $5 of deferred compensation.
(4) Includes $16 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from April 16, 1993 through March 31, 1997, and for the one-year period ended March 31, 1997.


                         VALUE OF A $1,000 INVESTMENT



                                             VALUE BEFORE     VALUE AFTER       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                              DEDUCTING        DEDUCTING           DEDUCTING CDSC            DEDUCTING CDSC***
   INVESTMENT    INVESTMENT    AMOUNT OF       CDSC ON        CDSC*** ON    ---------------------------  --------------------------
    PERIOD**        DATE       INVESTMENT      3/31/97          3/31/97       CUMULATIVE    ANNUALIZED    CUMULATIVE   ANNUALIZED
    --------        ----       ----------      -------          -------       ----------    ----------    ----------   ----------
Life of
the Fund          4/16/93*       $1,000       $1,143.59        $1,133.80        14.36%        3.45%         13.38%        3.22%
1 Year Ended
3/31/97           3/31/96        $1,000       $1,032.10        $1,002.28         3.21%        3.21%         0.23%         0.23%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
  * Investment operations began on April 16, 1993.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on  certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.00%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.00% would be 6.06%, assuming a combined federal and State tax rate of 34.11%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 30.55% and 19.54%, respectively, of the outstanding Class I and Class II shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of June 30, 1997, NFSC FEBO #041-597368, John H. Woodruff MD, W. Hartford Dr., CT 06107 and Holly Knight TTEE of the Holly Knight Separate Property Trust U/A/D 09/14/90, Santa Monica, CA 90401 owned beneficially and of record 8.58% and 6.60%, respectively, of the outstanding Class II shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from Eaton Vance Connecticut Limited Maturity Tax Free Fund to EV Marathon Connecticut Limited Maturity Tax Free Fund on August 1, 1994 and to EV Marathon Connecticut Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Connecticut State income tax laws and tax rates applicable for 1997.

                                                                                    A FEDERAL AND CONNECTICUT STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     CT STATE      ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------  ---------------------------------------------------------------
           Up to $ 24,650          Up to $ 41,200      18.25%          4.89%    5.50%    6.12%    6.73%    7.34%    7.95%    8.56%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600      31.24           5.82     6.54     7.27     8.00     8.73     9.45    10.18
      $ 59,751 - $124,650     $ 99,601 - $151,750      34.11           6.07     6.83     7.59     8.35     9.11     9.86    10.62
      $124,651 - $271,050     $151,751 - $271,050      38.88           6.54     7.36     8.18     9.00     9.82    10.63    11.45
            Over $271,050           Over $271,050      42.32           6.93     7.80     8.67     9.54    10.40    11.27    12.14


* Net amount subject to federal and Connecticut personal income tax after deductions and exemptions.

+ The combined federal and Connecticut tax brackets are calculated using the highest Connecticut tax rate within each bracket, reduced by available tax credits. Taxpayers with taxable income within these brackets may have a lower combined tax bracket and taxable equivalent yield than indicated above. Tax credits reduce the effective Connecticut tax rate for single filers with taxable income up to $52,500 and joint filers up to $100,500. The combined tax brackets assume that Connecticut taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Connecticut State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Connecticut personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Connecticut personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Florida considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Florida issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Florida issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Florida is a state characterized by rapid population growth and substantial capital needs which are being funded through frequent debt issuances and pay-as-you-go financing. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.


    Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of state funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.


    Florida tourism appears to be suffering the effects of negative publicity regarding crime against tourists in the State, product maturity, higher prices and more aggressive marketing by competing vacation destinations. Tourist arrivals are expected to decrease 2.7% and 3.2%, in fiscal years 1996-97 and 1997-98, respectively. The total number of visiting tourists is expected to reach 42.6 million and 43.9 million during fiscal years 1996-97 and 1997-98, respectively.


    There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, the total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify.


    The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $92,909,192. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $508,203, $664,262 and $821,095, respectively (equivalent to 0.46%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $11,142 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $631,417 and the Principal Underwriter received approximately $245,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $714,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $130,286 for Class I shares and $9,001 for Class II shares, of which $129,625 and $8,872, respectively, was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $1,637.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1995, the Portfolio paid no brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 1996, the Portfolio paid brokerage commissions of $10,609 on portfolio security transactions aggregating $95,025,037 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                                   AGGREGATE            AGGREGATE           TOTAL COMPENSATION
                                                                 COMPENSATION         COMPENSATION            FROM TRUST AND
NAME                                                               FROM FUND         FROM PORTFOLIO            FUND COMPLEX
----                                                               ---------         --------------            ------------
Donald R. Dwight ...........................................         $523                $1,557(2)               $145,000(5)
Samuel L. Hayes, III .......................................          473                 1,808(3)                155,000(6)
Norton H. Reamer ...........................................          470                 1,687                   145,000
John L. Thorndike ..........................................          484                 1,818(4)                148,750(7)
Jack L. Treynor ............................................          519                 1,796                   150,000
------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $686 of deferred compensation.
(3) Includes $312 of deferred compensation.
(4) Includes $917 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 23, 1997. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 29, 1992 through March 31, 1997, and for the one-year period ended March 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                                 VALUE BEFORE    VALUE AFTER      TOTAL RETURN BEFORE        TOTAL RETURN AFTER
                                                  DEDUCTING       DEDUCTING        DEDUCTING THE CDSC      DEDUCTING THE CDSC***
     INVESTMENT       INVESTMENT    AMOUNT OF      THE CDSC      THE CDSC***    ------------------------  ------------------------
       PERIOD            DATE      INVESTMENT     ON 3/31/97      ON 3/31/97    CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
       ------            ----      ----------     ----------      ----------    ----------   ----------   ----------   ----------
Life of
the Fund**             5/29/92*      $1,000       $1,229.71       $1,229.71       22.97%        4.36%        22.97%       4.36%
1 Year
Ended 3/31/97          3/31/96       $1,000       $1,020.48       $  991.04        2.05%        2.05%        -0.90%      -0.90%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
  *Investment operations began on May 29, 1992.
 **If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
***No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.74%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.74% would be 5.70% assuming a combined federal and State tax rate of 34.42%.


    See the Tax Equivalent Yield Table information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 20.69% and 17.65%, respectively, of the outstanding Class I and Class II shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of June 30, 1997, NFSC FEBO #ODG-076465, Shirley Cohen Rev. Inter Vivos Shirley Cohen TTEE,
N. Miami Beach, FL 33180 owned beneficially and of record 7.08% of the outstanding Class I shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Florida Limited Maturity Tax Free Fund to EV Marathon Florida Limited Maturity Tax Free Fund on January 11, 1994 and to EV Marathon Florida Limited Maturity Municipal Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE

    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the Florida intangibles tax laws and tax rates applicable for 1997.


                                                          YOU ARE IN
                                                             THIS            IN YOUR FEDERAL TAX BRACKET, A TAX-FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON     FEDERAL    ------------------------------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*       BRACKET       4%      4.5%      5%      5.5%      6%     6.5%     7%
----------------------------  --------------------------  -----------  ------------------------------------------------------------
                                                                               EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
              Up to $ 24,650              Up to $ 41,200     15.00%      4.71%    5.29%    5.88%    6.47%    7.06%   7.65%   8.24%
           $ 24,651-$ 59,750           $ 41,201-$ 99,600     28.00       5.56     6.25     6.94     7.64     8.33    9.03    9.72
           $ 59,751-$124,650           $ 99,601-$151,750     31.00       5.80     6.52     7.25     7.97     8.70    9.42   10.14
           $124,651-$271,050           $151,751-$271,050     36.00       6.25     7.03     7.81     8.59     9.38   10.16   10.94
               Over $271,050               Over $271,050     39.60       6.62     7.45     8.28     9.11     9.93   10.76   11.59

                                                                         UNDER FLORIDA INTANGIBLES TAX LAWS, A TAX FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON                ------------------------------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*                     4%      4.5%      5%      5.5%      6%     6.5%     7%
----------------------------  --------------------------               ------------------------------------------------------------
                                                                       EQUALS A TAX EQUIVALENT YIELD REFLECTING EXEMPTION FROM
                                                                                            INTANGIBLES TAX:**
              Up to $ 24,650              Up to $ 41,200                 4.95%    5.54%    6.13%    6.71%    7.30%   7.89%   8.48%
           $ 24,651-$ 59,750           $ 41,201-$ 99,600                 5.85     6.54     7.23     7.93     8.62    9.31   10.01
           $ 59,751-$124,650           $ 99,601-$151,750                 6.10     6.83     7.55     8.27     9.00    9.72   10.44
           $124,651-$271,050           $151,751-$271,050                 6.58     7.36     8.14     8.92     9.70   10.48   11.26
               Over $271,050               Over $271,050                 6.97     7.80     8.62     9.45    10.28   11.10   11.93

 * Net amount subject to federal personal income tax after deductions and exemptions.

** A Florida intangibles tax on personal property of $2.00 per $1,000 is generally imposed after exemptions on the value of stocks, bonds, other evidences of indebtedness and mutual fund shares. An example of the effect of the Florida intangibles tax on the tax brackets of Florida taxpayers is as follows. A $10,000 investment subject to the tax would require payment of
   $20 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $20/$550 or 3.64%. If a taxpayer were in the 36% federal income tax bracket, assuming the intangibles taxes were deducted as an itemized deduction on the federal return, the taxpayer would be in a combined federal and Florida state tax bracket of 38.33% [36% + (1 - .36) X 3.64%] with respect to such investment. A Florida taxpayer whose intangible personal property is exempt or partially exempt from tax due to the availability of exemptions will have a lower taxable equivalent yield than indicated above.


Note: The federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $121,200 and $181,800, respectively. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account the Florida intangibles tax, state or local taxes, if any, payable on Fund distributions to individuals who are not Florida residents, or intangibles taxes, if any, imposed under the laws of other states. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION


    The following information as to certain Massachusetts considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Massachusetts issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Beginning in 1989, the Commonwealth's economy slowed significantly. Most of the employment growth during this period was experienced in the services and trade sectors of the economy, while the manufacturing sector continues to suffer employment losses. Like most other industrial states, Massachusetts has seen a shift in employment from manufacturing to more technology and service- based industries. Between 1993 and 1994, per capita personal income in Massachusetts increased 3.6% as compared to 1.7% for the nation as a whole. The unemployment rate for the Commonwealth fell from 4.6% in January, 1996 to 4.0% in January, 1997.

    1995 Fiscal Year. Fiscal 1995 tax revenue collections totalled $11.163 billion. Budgeted revenues and other sources, including non-tax revenue collected in fiscal 1995 totalled $16.387 billion, approximately $837 million, or 5.4%, above 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7% above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

    1996 Fiscal Year. Current fiscal 1996 projected spending is approximately $16.963 billion, including approximately $153.2 million reserved for contingencies. Projected revenues are approximately $16.851 billion. The fiscal 1996 forecast for federal reimbursements has decreased by approximately $7 million primarily due to lower reimbursable spending in public assistance programs.

    1997 Fiscal Year. On April 13, 1996, the House of Representatives adopted a fiscal 1997 budget that provides for total expenditures of approximately $17.615 billion. A legislative conference committee will develop a compromise budget for consideration by the House and Senate, which upon enactment by both houses will be presented to the Governor. Tax collections are reported to be well above the Revenue Department's target range.


    Major infrastructure projects are anticipated over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 90% of the estimated $7.7 billion cost. The projects include the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The Massachusetts Water Resources Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.5 billion in 1994 dollars. Work on the project began in 1988 and is expected to be complete in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference; the assumptions regarding the amounts to be supplied through federal aid are subject to change.

    The fiscal viability of the Commonwealth's authorities and Municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.


    Massachusetts' municipal governments are constrained in their ability to increase local revenues by an initiative passed in 1980, "Proposition 2 1/2." Proposition 2 1/2 limits the amount of property taxes that can be levied in a fiscal year to the lower of 2.5% of fair value or 102.5% of the previous year's levy unless overridden by a majority of local voters. Proposition 2 1/2 also limits the amount the municipality can be charged by certain government entities such as counties. While Proposition 2 1/2 is not a constitutional question and can therefore be amended or abolished by the legislature, no significant challenge has been raised since it took effect. Increased revenues received by the state and passed on to local governments during the 1980's ameliorated the effect of this initiative and made local governments in Massachusetts more dependent on state aid than those in other states. Therefore, the recent fiscal problems encountered by the state have amplified the economic and fiscal problems encountered by cities and towns throughout the Commonwealth. A continuation of the Commonwealth's fiscal problems resulting in further local aid reductions could, in the absence of overrides, result in payment defaults by local cities and towns and/or ratings downgrades resulting in an erosion of their market value.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $69,969,936. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $385,610, $506,126 and $559,365, respectively (equivalent to 0.47%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $18,041 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $493,460 and the Principal Underwriter received approximately $178,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $475,700. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $109,020 for Class I shares and $7,836 for Class II shares, of which $107,717 and $7,019, respectively, was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $1,587.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $27,291 and $9,775, respectively, on portfolio security transactions aggregating $255,964,805 and $71,608,464, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex:(1)

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................        $346             $1,141(2)          $145,000(5)
Samuel L. Hayes, III ....................         315              1,431(3)           155,000(6)
Norton H. Reamer ........................         313              1,311              145,000
John L. Thorndike .......................         322              1,432(4)           148,750(7)
Jack L. Treynor .........................         346              1,381              150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $503 of deferred compensation.
(3) Includes $249 of deferred compensation.
(4) Includes $727 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice
President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 23, 1997. Mr. Ahern has been Vice President of Eaton
Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989.
Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from June 1, 1992 through March 31, 1997 and for the one-year period ended March
31, 1997.

                         VALUE OF A $1,000 INVESTMENT


                                              VALUE BEFORE     VALUE AFTER       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                             DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC       DEDUCTING THE CDSC***
    INVESTMENT     INVESTMENT    AMOUNT OF        CDSC           CDSC***     ---------------------------  -------------------------
      PERIOD          DATE      INVESTMENT     ON 3/31/97      ON 3/31/97      CUMULATIVE    ANNUALIZED   CUMULATIVE   ANNUALIZED
      ------          ----      ----------     ----------      ----------      ----------    ----------   ----------   ----------
Life of
the Fund**           6/1/92*      $1,000       $1,231.63        $1,231.63        23.16%        4.41%         23.16%       4.41%
1 Year
Ended
3/31/97             3/31/96       $1,000       $1,027.40        $  997.73         2.74%        2.74%        -0.23%       -0.23%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on June 1, 1992.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.90%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.90% would be 6.41%, assuming a combined federal and State tax rate of 39.28%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 10.20% and 14.65%, respectively, of the outstanding Class I and Class II shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Massachusetts Limited Maturity Tax Free Fund to EV Marathon Massachusetts Limited Maturity Tax Free Fund on January 11, 1994 and to EV Marathon Massachusetts Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Massachusetts State income tax laws and tax rates applicable for 1997.

                                                                                   A FEDERAL AND MASSACHUSETTS STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     MA STATE      ---------------------------------------------------------------
                (TAXABLE INCOME)*                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------  ---------------------------------------------------------------
           Up to $ 24,650          Up to $ 41,200      25.20%          5.35%    6.02%    6.68%    7.35%    8.02%    8.69%    9.36%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600      36.64           6.31     7.10     7.89     8.68     9.47    10.26    11.05
      $ 59,751 - $124,650     $ 99,601 - $151,750      39.28           6.59     7.41     8.23     9.06     9.88    10.70    11.53
      $124,651 - $271,050     $151,751 - $271,050      43.68           7.10     7.99     8.88     9.77    10.65    11.54    12.43
            Over $271,050           Over $271,050      46.85           7.53     8.47     9.41    10.35    11.29    12.23    13.17

* Net amount subject to federal and Massachusetts personal income tax after deductions and exemptions.
+ The combined tax rates include a Massachusetts tax rate of 12% applicable to taxable bond interest and dividends, and assume that Massachusetts taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
  above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Massachusetts State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Massachusetts personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Massachusetts personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Michigan considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Michigan issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Michigan issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The State's economy is overly dependent on the manufacturing sector, more specifically the auto industry. Manufacturing accounts for 23% of total employment as compared to the national average of 17%. The dependency on manufacturing makes the State economy overly susceptible to economic downturns. For January, 1997, the State unemployment rate was 4.9% as compared to the national average of 5.4%. Modest employment growth is projected for 1997. An improving economy and successful cost containment have enabled the State to improve its financial position. For 1995, the Budget Stabilization Fund was slightly greater than $1.0 billion and is projected to reach $1.1 billion for 1996. The Governor has proposed reducing individual and business income taxes. Following this reduction, revenues were budgeted to decline 1.2% in 1997.


    In March, 1994, Michigan voters approved a change in the tax system. The most significant provisions were an increase in the sales tax rate from 4% to 6%, a reduction in the income tax rate from 4.6% to 4.4% and the creation of a statewide property tax. These changes are expected to provide sufficient revenues to offset the elimination of property taxes for school district operating purposes. There can be no assurance that school districts will receive sufficient revenues to be able to service any limited tax bonds they may have outstanding and which may be held by the Portfolio.


    Under the State Constitution, the raising of taxes by the Legislature is limited if doing so would cause the ratio of Total State Revenues (except federal aid) to Personal Income of Michigan (as such terms are defined in the State Constitution) to exceed certain limits. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the State, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature and certain school district loans. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the State from reducing the proportion of total State spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The State may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.


    Under the State Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index, the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the Consumer Price Index rate instead of at the higher actual growth rate. Thus, if taxable property values rise faster than consumer prices, the maximum authorized tax rate would be increased at the Consumer Price Index rate. Conversely, if taxable property values rise slower than consumer prices, tax rates may be raised accordingly, but never higher than the rate authorized on December 23, 1978, without elector approval.

    The ability of the State to pay the principal and interest on its general obligation bonds may be affected by the limitations described above. Similarly, the ability of local units to levy taxes to pay the principal of and interest on their general obligations is subject to the constitutional, statutory and charter limits described below.


                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $14,996,432. For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid BMR advisory fees of $83,756 and $126,312, respectively (equivalent to 0.48% and 0.47% respectively, of the Portfolio's average daily net assets for each such year). For the fiscal year ended March 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $163,811 (equivalent to 0.46% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $40,822. The Portfolio's Investment Advisory Agreement with BMR is dated April 9, 1993 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $3,888 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $118,937 and the Principal Underwriter received approximately $65,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $330,900. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $40,130 for Class I shares, of which $39,876 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $487.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $19,514 and $1,986, respectively, on portfolio security transactions aggregating $140,877,687 and $17,783,836, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                                   AGGREGATE            AGGREGATE           TOTAL COMPENSATION
                                                                 COMPENSATION         COMPENSATION            FROM TRUST AND
NAME                                                               FROM FUND         FROM PORTFOLIO            FUND COMPLEX
----                                                               ---------         --------------            ------------
Donald R. Dwight ...........................................          $35                  $35(2)               $145,000(5)
Samuel L. Hayes, III .......................................           31                   31(3)                155,000(6)
Norton H. Reamer ...........................................           31                   31                   145,000
John L. Thorndike ..........................................           32                   32(4)                148,750(7)
Jack L. Treynor ............................................           35                   35                   150,000

--------------
(1)     The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2)     Includes $15 of deferred compensation.
(3)     Includes $5 of deferred compensation.
(4)     Includes $16 of deferred compensation.
(5)     Includes $47,187 of deferred compensation.
(6)     Includes $19,062 of deferred compensation.
(7)     Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from April 16, 1993 through March 31, 1997 and for the one-year period ended March 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                          VALUE BEFORE     VALUE AFTER        TOTAL RETURN BEFORE              TOTAL RETURN AFTER
                                            DEDUCTING       DEDUCTING          DEDUCTING THE CDSC            DEDUCTING THE CDSC***
  INVESTMENT   INVESTMENT    AMOUNT OF      THE CDSC       THE CDSC***     --------------------------      -----------------------
    PERIOD        DATE      INVESTMENT     ON 3/31/97       ON 3/31/97     CUMULATIVE      ANNUALIZED      CUMULATIVE   ANNUALIZED
    ------        ----      ----------     ----------       ----------     ----------      ----------      -----------------------
Life of
the Fund**      4/16/93*      $1,000        $1,143.39       $1,133.65        14.34%          3.44%           13.36%       3.22%
1 Year
Ended
3/31/97          3/31/96      $1,000        $1,041.43       $1,011.43         4.14%          4.14%            1.14%       1.14%



     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
  * Investment operations began on April 16, 1993.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.83%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.83% would be 5.98%, assuming a combined federal and State tax rate of 35.93%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 17.74% and 16.79%, respectively, of the outstanding Class I and Class II shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of June 30, 1997, Smith Barney Inc. 00121000114, New York, NY 10013 owned beneficially and of record 13.30% of the outstanding Class II shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Michigan Limited Maturity Tax Free Fund to EV Marathon Michigan Limited Maturity Tax Free Fund on August 1, 1994 and to EV Marathon Michigan Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax, Michigan State income tax, Michigan State intangibles tax and Michigan City income tax laws and tax rates applicable for 1997.

                                                                                     A FEDERAL AND MICHIGAN STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     MI STATE      ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------    -------------------------------------------------------------
         Up to   $ 24,650        Up to   $ 41,200       20.33%         5.02%    5.65%    6.28%    6.90%    7.53%    8.16%    8.79%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       32.52          5.93     6.67     7.41     8.15     8.89     9.63    10.37
      $ 59,751 - $124,650     $ 99,601 - $151,750       35.33          6.19     6.96     7.73     8.50     9.28    10.05    10.82
      $124,651 - $271,050     $151,751 - $271,050       40.02          6.67     7.50     8.34     9.17    10.00    10.84    11.67
          Over   $271,050         Over   $271,050       43.39          7.07     7.95     8.83     9.72    10.60    11.48    12.37


* Net amount subject to federal and Michigan personal income tax after deductions and exemptions.


+ The combined tax brackets include a Michigan tax rate of 4.4%, Michigan City income tax rate of 1% (which may vary by city), and a Michigan intangibles tax rate of 0.875%, and assume that Michigan State and local taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Michigan State and local income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Michigan personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Michigan personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION


    The following information as to certain New Jersey considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New Jersey issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New Jersey issuers. Neither the Trust nor the Portfolio has independently verified this information.

    New Jersey has a well diversified economy and high wealth levels. Per capita income ranks as the second highest in the nation at 28% above the U.S. average. The State's economy benefits from its proximity to New York and other major eastern seaboard cities. New Jersey's economy, like most states, suffered during the past recession with unemployment increasing and surpassing the national average. New Jersey's adjusted unemployment rate for April 1997 was 5.2% compared to 4.9% nationally.

    The State ended fiscal 1993 with an $855 million surplus, approximately half of which was used in the 1994 budget. 1994 had an appropriation for all funds of $15.7 billion, up 4.8% from fiscal 1993 revised appropriations of $14.7 billion. Both years benefited from $412 million in nonrecurring revenues from retroactive federal Medicaid payments. After the Legislature reduced the Governor's fiscal 1994 requests by $182 million, about half the $855 million fiscal 1993 total surplus was used for fiscal 1994, with a June 30, 1994 forecast of $416 million -- $110 million allocated to the General Fund and over $305 million to rainy day and taxpayer relief funds.

    In 1994, New Jersey adopted a 5% personal income tax cut retroactive to January 1, 1994. In 1995, New Jersey adopted a 10% personal income tax cut retroactive to January 1, 1995. On June 26, 1995, the New Jersey State Legislature passed an additional 15% reduction to take effect January 1, 1996.

    Fiscal year 1996 ended with total revenues up 4.3% to $15.6 billion. However, total spending increased to $16.3 billion. As of January 1, 1996, New Jersey fulfilled Governor Whitman's promised personal income tax cut of 30%. Even so, tax revenues were up in all categories with income tax receipts up by 4.3%. The higher spending level resulted in a decrease of total fund balances to $880 million, down 7.5%.

    The legislature is now debating a controversial Whitman proposal to issue $2.8 billion of bonds to fund the state's pension liability. The plan would free up $647 million of funds for the current year but has raised budgetary sleight-of-hand concerns. Largely, however, the New Jersey economy has performed well, growing faster than its Mid-Atlantic neighbors, though slower than the nation as a whole.

    General obligation bonds of New Jersey are the primary method for New Jersey financing of capital projects. These bonds are backed by the full faith and credit of New Jersey. New Jersey tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by New Jersey without prior voter approval, except that, pursuant to a constitutional amendment, no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of the outstanding debt of New Jersey, so long as such law requires that the refinancing provides debt service savings. The New Jersey Constitution also provides that no voter approval is required for debt issued for purposes of war, to repel invasion, to suppress insurrection or to meet an emergency caused by disaster or act of God. Capital construction can also be funded by appropriation of current revenues on a pay- as-you-go basis. All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.


    Other State-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the State. The rental for such buildings is equal to the debt service relating thereto plus payments in lieu of real estate taxes. Legislation provides for future appropriations for State aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for State aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities.


    The authorizing legislation for various State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible State entities. Currently, there are two such entities available for State appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The State provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or all property tax requirements. There are numerous other State- created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.


    The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within three months of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes State officials to supervise fiscal administration in any municipality facing financial difficulties.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $58,265,939. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $324,454, $412,459 and $468,562, respectively (equivalent to 0.47%, 0.46% and 0,46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $28,881 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $427,268 and the Principal Underwriter received approximately $138,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $444,900. During the fiscal year ended March 31, 1997, the Fund made service fee of which payments under the Plan aggregating $94,190 for Class I shares and $7,236 for Class II shares, of which $93,603 and $7,110, respectively, was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $1,560 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $61,275 and $8,845, respectively, on portfolio security transactions aggregating $432,619,673 and $76,006,263, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended, March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex:(1)

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................        $346             $1,141(2)          $145,000(5)
Samuel L. Hayes, III ....................         315              1,431(3)           155,000(6)
Norton H. Reamer ........................         313              1,311              145,000
John L. Thorndike .......................         322              1,432(4)           148,750(7)
Jack L. Treynor .........................         346              1,381              150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $503 of deferred compensation.
(3) Includes $249 of deferred compensation.
(4) Includes $727 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from June 1, 1992 through March 31, 1997 and the one-year period ended March 31, 1997.

                         VALUE OF A $1,000 INVESTMENT

                                         VALUE BEFORE     VALUE AFTER    TOTAL RETURN BEFORE DEDUCTING  TOTAL RETURN AFTER DEDUCTING
                                        DEDUCTING THE    DEDUCTING THE             THE CDSC                    THE CDSC***
  INVESTMENT   INVESTMENT   AMOUNT OF        CDSC           CDSC***      ---------------------------   ---------------------------
    PERIOD        DATE     INVESTMENT     ON 3/31/97       ON 3/31/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
    ------        ----     ----------     ----------       ----------      ----------    ----------    ----------    ----------
Life of
the Fund**      6/1/92*      $1,000       $1,238.99        $1,238.99         23.90%        4.54%         23.90%        4.54%

1 Year
Ended
3/31/97         3/31/96      $1,000       $1,035.26        $1,005.38          3.53%        3.53%          0.54%        0.54%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
  * Investment operations began on June 1, 1992.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.72%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.72% would be 5.76%, assuming a combined federal and State tax rate of 35.40%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS


STATE AND LOCAL TAXES
    If, in any year in which the Fund is subject to New Jersey taxation, it is treated as a qualified investment fund under New Jersey law, as defined below, the Fund will not be required to pay any New Jersey state tax, except for a $250 New Jersey Corporation business (franchise) tax. A "qualified investment fund" is any investment company or trust registered with the Commission, or any series of such investment company or trust, which, for the calendar year in which the distribution is paid, (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and financial options, futures, futures contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and (b) has not less than 80% (determined at the end of each fiscal quarter) of the aggregate principal amount of all of its investments, excluding to the extent such instruments are authorized by Section 851(b) of the Code, cash and cash items (including receivables), in obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, or (2) statutorily free from New Jersey or local taxation under other acts of New Jersey or under the laws of the United States, including, but not limited to, obligations of Puerto Rico, the Virgin Islands and Guam (collectively, "Qualifying Investments").

    In the opinion of Wilentz, Goldman, & Spitzer, P.A., special tax counsel to the Fund, under existing New Jersey law provided the Fund qualifies, and continues to qualify, as a qualified investment fund, shareholders will not be required to include in their New Jersey gross income distributions from the Fund to the extent that such distributions are attributable to interest or gains from Qualifying Investments. The foregoing exclusion applies only to shareholders who are individuals, estates or trusts subject to the New Jersey gross income tax. Distributions from the Fund will not be excluded from net income and shares of the Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 15.46% and 15.37%, respectively, of the outstanding Class I and Class II shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentage of outstanding Class I shares of the Fund indicated after their names: Harvey B. Fine, Personal & Confidential, c/o Bak-A-Lum, Linden, NJ 07036 (5.14%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance New Jersey Limited Maturity Tax Free Fund to EV Marathon New Jersey Limited Maturity Tax Free Fund on January 11, 1994 and to EV Marathon New Jersey Limited Maturity Municipals Fund on December 15, 1995.


                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New Jersey State income tax laws and tax rates applicable for 1997.

                                                                                 A FEDERAL AND NEW JERSEY STATE
                                                 COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%      7%
-----------------------  --------------------    NJ STATE     ---------------------------------------------------------------------
              (TAXABLE INCOME)*                TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------------------  -------------  ---------------------------------------------------------------------
         Up to $ 24,650        Up to $ 41,200      16.49%        4.79%     5.39%     5.99%     6.59%     7.18%     7.78%     8.38%
      $ 24,651-$ 59,750     $ 41,201-$ 99,600      31.98         5.88      6.62      7.35      8.09      8.82      9.56     10.29
      $ 59,751-$124,650     $ 99,601-$151,750      35.40         6.19      6.97      7.74      8.51      9.29     10.06     10.84
      $124,651-$271,050     $151,751-$271,050      40.08         6.68      7.51      8.34      9.18     10.01     10.85     11.68
          Over $271,050         Over $271,050      43.45         7.07      7.96      8.84      9.73     10.61     11.49     12.38


* Net amount subject to federal and New Jersey personal income tax after deductions and exemptions.

+ The combined federal and New Jersey tax brackets are calculated using the highest New Jersey tax rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that New Jersey taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield then those indicated above. The applicable federal tax rates within the brackets are 15%, 28%,
  31%, 36% and 39.6%, over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including New Jersey State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and New Jersey personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New Jersey personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain New York considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New York issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The recession lasted longer in New York and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been below the national average primarily due to significant cutbacks in the computer, manufacturing, utility, defense and banking industries. New York's economy is expected to continue to expand modestly during 1997. The unemployment rate for the State in February, 1997 was 6.3%, unchanged from last year, versus 5.3% for the nation. New York City's unemployment rate was 8.8% for 1996, up from 8.2% a year earlier.

    In July 1995, the State Comptroller issued its audit of the State's 1994-1995 fiscal year prepared in accordance with generally accepted auditing standards. The State completed its 1994-1995 fiscal year with a General Fund operating deficit of $1.426 billion, as compared with an operating surplus of $914 million for the previous fiscal year. The 1994-1995 fiscal year deficit was caused by several factors including the adoption of changes in accounting methodologies by the State Comptroller. The State used $1.026 billion of the 1993-1994 fiscal year surplus in the 1994-1995 fiscal year.


    The State ended its 1995-1996 fiscal year in balance, with a reported 1995-1996 General Fund cash surplus of $445 million. Prior to adoption of the State's 1995-1996 fiscal year budget, the State had projected a potential budget gap of approximately $5 billion, which was closed primarily through spending reductions, cost containment measures, State agency actions and local assistance reforms.


    The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

    During the past several years, the State has been forced to borrow on a seasonal basis due to cash flow timing problems. In June, 1990, the Local Government Assistance Corporation ("LGAC") was formed as a public benefit corporation for the purpose of issuing long term obligations designed to eliminate this need. The legislation which created the LGAC specified that the obligations will be amortized over no more than 30 years and put a $4.7 billion dollar cap, net of LGAC proceeds, on the seasonal borrowing program. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. This cap may be exceeded in cases where the Governor and the legislature have certified the need for additional borrowing and have devised a method for reducing it back to the cap no later than the fourth fiscal year after the limit is exceeded. If this cap were to be exceeded, it could result in action by the rating agencies which could adversely affect prices of bonds held by the Portfolio.

    In 1975, New York City encountered severe financial difficulties which impaired and continues to impair the borrowing ability of the City. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles. Pursuant to the laws of the State, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City implemented various actions to close projected budget gaps of $3.3 billion, $2.3 billion, $3.1 billion and $2.7 billion for the 1994, 1995, 1996 and 1997 fiscal years, respectively. Such actions included, among others, tax increases, service and personnel reductions, productivity savings, debt refinancings, asset sales and cost savings related to employee benefits. For the 1998 fiscal year, the City previously projected a budget gap of $720 million after taking into account the prepayment in the 1997 fiscal year of $856 million of debt service due in the 1998 and 1999 fiscal years. Various gap-closing actions to balance the 1998 fiscal year budget include advancing fiscal year 1997 surplus into fiscal year 1998, reductions in entitlement programs, federal welfare reform savings, additional state aid, cost saving initiatives and asset sales. The City currently projects budget gaps of $2.0 billion, $2.9 billion and $2.7 billion for its 1999, 2000 and 2001 fiscal years, respectively. The City's gap-closing plans for the 1999 through 2001 fiscal years include savings from restructuring city government and privatization, City agency actions, additional State aid, asset sales and cost saving actions related to entitlement programs and procurement. There can be no assurance that additional gap-closing measures will not be required, the implementation of which could adversely affect the City's economic base, and there is no assurance that such measures will enable the City to achieve a balanced budget, as required by State law, for any of the 1998 through 2001 fiscal years. Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the New York City Transitional Finance Authority (TFA) primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. In 1997, the State enacted the New York City Transitional Finance Authority Act (the "Finance Authority Act"), which created the TFA, to assist the City to avoid certain state constitutional debt limitations. The TFA is authorized to issue up to $7.5 billion in long-term debt. On June 2, 1997 an action was brought in the State Supreme Court, Albany County seeking a declaratory judgment declaring that the Finance Authority Act to be unconstitutional. If the Finance Authority Act were voided, and depending on whether the New York State Legislature took other action which would provide relief to the City under the general debt limit, the City might be required to curtail its currently defined capital program early in the 1998 fiscal year. The fiscal health of New York City, which is the largest issuer of municipal bonds in the country and a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the State. Bond values of the Municipal Assistance Corporation, the State of New York, the New York Local Government Assistance Corporation, the New York State Dormitory Authority, the New York City Municipal Water Finance Authority and The Metropolitan Transportation Authority would be particularly affected by serious financial difficulties encountered by New York City. The Portfolio could be expected to hold bonds issued by many, if not all of these issuers, at any given time.

    As of 1997, the City's general obligation bonds were rated "Baa1," "BBB+" and "A-" by Moody's, S&P and Fitch, respectively. On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A- to BBB+. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on obligations held by the Portfolio. Ratings for the State are Moody's "A(2)," S&P "A-" and Fitch "A+".


    The State's economic and fiscal viability are mutually and intricately tied to those of its authorities and localities, which make up the major portion of State bond issuance. Any serious financial difficulties encountered by these entities, including their inability to access capital markets, would have a significant, adverse effect upon the value of bonds issued elsewhere within the State and thus upon the value of the interests in the Portfolio. State plans to reduce aid to local cities and towns may have a negative impact on municipal finances and ratings throughout the State. Such ratings changes could erode the value of their bonds and/or lead to defaults.


    The State either guarantees or supports lease-purchase agreements or contractual obligations, financing arrangements or through moral obligation provisions, a large amount of Authority indebtedness. While debt service is normally paid out of revenues generated by the projects of the Authorities, the State has, from time to time, had to appropriate amounts to enable the Authorities to meet their financial obligations and, in some cases, to prevent default.

                              FEES AND EXPENSES
INVESTMENT ADVISORY
    As of March 31, 1997, the Portfolio had net assets of $100,013,748. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $557,305, $722,493 and $845,836, respectively (equivalent to 0.46% of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in
Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $33,166 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $754,897 and the Principal Underwriter received approximately $269,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $680,400. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $164,114 for Class I shares and $10,036 for Class II shares, of which $163,628 and $9,901, respectively, was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $2,525 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $40,494 and $11,615, respectively, on portfolio security transactions aggregating $360,095,562 and $104,037,530, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                      AGGREGATE               AGGREGATE             TOTAL COMPENSATION
                                                     COMPENSATION            COMPENSATION             FROM TRUST AND
NAME                                                  FROM FUND             FROM PORTFOLIO             FUND COMPLEX
----                                                  ---------             --------------             ------------
Donald R. Dwight ..............................          $693                 $1,557(2)                  $145,000(5)
Samuel L. Hayes, III ..........................           629                  1,808(3)                   155,000(6)
Norton H. Reamer ..............................           626                  1,687                      145,000
John L. Thorndike .............................           644                  1,818(4)                   148,750(7)
Jack L. Treynor ...............................           692                  1,796                      150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $686 of deferred compensation.
(3) Includes $312 of deferred compensation.
(4) Includes $917 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 23, 1997. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-1994).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 29, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997.
                         VALUE OF A $1,000 INVESTMENT


                                                 VALUE BEFORE    VALUE AFTER     TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                                  DEDUCTING       DEDUCTING       DEDUCTING THE CDSC      DEDUCTING THE CDSC***
     INVESTMENT       INVESTMENT    AMOUNT OF      THE CDSC      THE CDSC***    ------------------------  ------------------------
       PERIOD            DATE      INVESTMENT     ON 3/31/97      ON 3/31/97    CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
       ------            ----      ----------     ----------      ----------    ----------   ----------   ----------   ----------
Life of
the Fund**             5/29/92*      $1,000       $1,235.56       $1,235.56       23.56%        4.47%       23.56%        4.47%
1 Year
Ended
3/31/97                3/31/96       $1,000       $1,027.93       $  998.26        2.79%        2.79%       -0.17%       -0.17%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  * Investment operations began on May 29, 1992.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.88%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.88% would be 6.36%, assuming a combined federal and State tax rate of 38.99%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS

    In any year in which the Fund is subject to New York taxation, qualifies as a regulated investment company under Subchapter M of the Code and distributes all of its investment company taxable income and net capital gains, the Fund will not be required to pay any New York State franchise tax or New York City general corporation tax, with the possible exception of certain nominal minimum taxes.

    Distributions from the Fund will not be excluded from net income and shares of the Fund will not be excluded from investment capital in determining New York State or City franchise and corporation taxes for corporate shareholders.

    Shares of the Fund will not be subject to the New York State or City property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 17.21% and 15.56%, respectively, of the outstanding Class I and Class II shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance New York Limited Maturity Tax Free Fund to EV Marathon New York Limited Maturity Tax Free Fund on January 1, 1994 and to EV Marathon New York Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State and New York City income tax laws in effect for 1997.

                                                        COMBINED
                                                        FEDERAL,
                                                        NY STATE
      SINGLE RETURN                JOINT RETURN        AND NY CITY  A FEDERAL, NEW YORK STATE AND NEW YORK CITY TAX EXEMPT YIELD OF:
---------------------------  ------------------------      TAX      ------------------------------------------------------------
                  (TAXABLE INCOME*)                      BRACKET+        4%      4.5%      5%      5.5%      6%     6.5%     7%
-----------------------------------------------------  -----------  ------------------------------------------------------------
                                                                              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
             Up to $ 24,650             Up to $ 41,200     24.55%       5.30%    5.96%    6.63%    7.29%   7.95%   8.62%   9.28%
        $ 24,651 - $ 59,750        $ 41,201 - $ 99,600     36.14        6.26     7.05     7.83     8.61    9.40   10.18   10.96
        $ 59,751 - $124,650        $ 99,601 - $151,750     38.80        6.54     7.35     8.17     8.99    9.80   10.62   11.44
        $124,651 - $271,050        $151,751 - $271,050     43.24        7.05     7.93     8.81     9.69   10.57   11.45   12.33
              Over $271,050              Over $271,050     46.43        7.47     8.40     9.33    10.27   11.20   12.13   13.07


* Net amount subject to federal, New York State and New York City personal income tax (including New York City personal income tax surcharges) after deductions and exemptions.


+ The first combined tax bracket is calculated using the highest State rate (6.85%) and the highest City rate (including surcharges) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State and City rates are at their maximum (6.85% and 4.457%, respectively) throughout all other brackets. The applicable federal tax rates within each of these combined tax brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State income tax laws in effect for 1997.

                                                           COMBINED
                                                          FEDERAL AND
       SINGLE RETURN                 JOINT RETURN          NY STATE         A FEDERAL AND NEW YORK STATE TAX EXEMPT YIELD OF:
----------------------------  --------------------------     TAX       ------------------------------------------------------------
                   (TAXABLE INCOME*)                       BRACKET+           4%      4.5%      5%      5.5%      6%     6.5%     7%
--------------------------------------------------------  -----------  ------------------------------------------------------------
                                                                                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
              Up to $ 24,650              Up to $ 41,200    20.82%        5.05%    5.68%    6.31%    6.95%   7.58%   8.21%   8.84%
         $ 24,651 - $ 59,750         $ 41,201 - $ 99,600    32.93         5.96     6.71     7.46     8.20    8.95    9.69   10.44
         $ 59,751 - $124,650         $ 99,601 - $151,750    35.73         6.22     7.00     7.78     8.56    9.34   10.11   10.89
         $124,651 - $271,050         $151,751 - $271,050    40.38         6.71     7.55     8.39     9.23   10.06   10.90   11.74
               Over $271,050               Over $271,050    43.74         7.11     8.00     8.89     9.78   10.66   11.55   12.44


* Net amount subject to federal and New York State personal income tax after deductions and exemptions.


+ The first combined tax bracket is calculated using the highest New York State rate (6.85%) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State rate is the maximum rate, 6.85%, throughout all other brackets.
  The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


Note: Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and New York State and New York City personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New York State and New York City personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The above-indicated combined federal and New York State/City income brackets assume State and City taxes are itemized deductions and do not take into account the effect of a reduction in the deductibility of itemized deductions (including New York State and City income taxes) for taxpayers with adjusted gross income in excess of $121,200, nor do they reflect phaseout of personal exemptions for single and joint filers with adjusted gross income in excess of $121,200 and $181,800, respectively. The effective combined tax brackets and equivalent taxable yields of taxpayers who do not itemize or who are subject to such limitations will be higher than those indicated above. In addition, investors who do not itemize deductions on their federal income tax returns will have higher combined brackets and equivalent taxable yields than indicated above.


The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION


    The following information as to certain Ohio considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Ohio issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Ohio issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The State of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures. The State is effectively prohibited by law from ending a fiscal year or a biennium in a deficit position. The Governor has the power to order State agencies to operate within the State's means. The State carries out most of its operations through the General Revenue Fund ("GRF") which receives general State revenues not otherwise dedicated. GRF revenues are derived mainly from personal income and sales taxes and corporate franchise taxes. State GRF figures generally show a pattern related to national economic conditions, evident in growth and depletion of its GRF ending fund balances, with the June 30 (end of fiscal year) GRF fund balance reduced during less favorable national economic periods and increased during more favorable economic periods.


    The general appropriations act for the 1994-95 biennium appropriated $30.7 billion for GRF purposes. Appropriations for the first fiscal year of the biennium were approximately 9.2% above those for fiscal year 1993 while those for the second year were approximately 6.6% higher than those for fiscal year 1994. These additional appropriations were mainly for increased costs in most State financed programs such as education, Medicaid, mental health and corrections. During the 1992-1993 biennium, the national economic downturn required a $300.2 million transfer from the Budget Stabilization Fund ("BSF") to the GRF. As fiscal year 1992 progressed, reduced tax collections led to a revenue shortfall. This, in combination with additional expenditures, produced a budget deficit. The State addressed this deficit through a combination of budget cuts, tax payment accelerations and a depletion of the BSF. A projected fiscal year 1993 gap of $520 million was covered through a combination of tax increases and a reduction in appropriations. The fiscal year 1994 budget was balanced. The 1996-97 biennial budget calls for GRF expenditures to increase 9.1% over the 1995-96 biennium.

    For fiscal year ended June 30, 1996, the BSF was up to $828.3 million and the GRF had a $781 million fund balance.

    Local school districts in Ohio receive a major portion of their operating monies from State subsidies, but are dependent upon local taxes for significant portions of their budgets. School districts may submit for voter approval income taxes on the district income of individuals and estates. To date, this income tax has been approved in 119 of the State's 600+ local school districts. A small number of local school districts have in any year required special assistance from the State under a prior program in order to avoid year-end deficits. Forty-four school districts borrowed $68.6 million in fiscal year 1992 and 27 districts borrowed $94.5 million in 1993, including Cleveland which borrowed $75 million. Twenty-eight districts borrowed $41.1 million in fiscal year 1994, twenty-nine districts borrowed $71.1 million in fiscal year 1995 and twenty districts borrowed $87 million in fiscal year 1996. Schools were affected by budget-balancing expenditure reductions discussed above.

    Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year to permit time for responsive corrective actions. At this time, it is not possible to determine either the outcome or the financial burden which an unfavorable decision would have on either the State's or the local school districts" financial health.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $28,469,852. For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid BMR advisory fees of $146,515 and $173,867, respectively (equivalent to 0.48% and 0.47%, respectively, of the Portfolio's average daily net assets for each such year). For the fiscal year ended March 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $185,368 (equivalent to 0.46% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $44,856. The Portfolio's Investment Advisory Agreement with BMR is dated April 9, 1993 and may be continued as described under "Investment Adviser and Administrator in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $19,479 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $206,303 and the Principal Underwriter received approximately $78,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March, 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $505,100. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $37,148 for Class I shares, of which $37,090 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $492.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and1996, the Portfolio paid brokerage commissions of $14,023 and $2,992, respectively, on portfolio security transactions aggregating $98,188,413 and $26,785,801, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................        $35               $346(2)            $145,000(5)
Samuel L. Hayes, III ....................         31                315(3)             155,000(6)
Norton H. Reamer ........................         31                313                145,000
John L. Thorndike .......................         32                322(4)             148,750(7)
Jack L. Treynor .........................         35                346                150,000

----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $153 of deferred compensation.
(3) Includes $52 of deferred compensation.
(4) Includes $158 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from April 16, 1993 through March 31, 1997, and for the one-year period ended March 31, 1997.


                         VALUE OF A $1,000 INVESTMENT


                                            VALUE BEFORE      VALUE AFTER       TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                              DEDUCTING        DEDUCTING         DEDUCTING THE CDSC        DEDUCTING THE CDSC***
  INVESTMENT     INVESTMENT    AMOUNT OF      THE CDSC        THE CDSC***    --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 3/31/97       ON 3/31/97      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund**        4/16/93*      $1,000        $1,153.66        $1,143.84        15.37%        3.68%         14.38%        3.45%
1 Year
Ended
3/31/97           3/31/96       $1,000        $1,038.90        $1,008.96         3.89%        3.89%         0.90%         0.90%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on April 16, 1993.
 ** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.01%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.01% would be 6.23%, assuming a combined federal and State tax rate of 35.76%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                                    TAXES


    In the opinion of special tax counsel to the Fund, Squire, Sanders & Dempsey L.L.P., under Ohio law, provided that the Fund continues to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Fund consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (a fund satisfying such requirements being referred to herein as an "Ohio fund"), distributions paid by the Fund with respect to shares ("Distributions") that are properly attributable to interest payments on Ohio Obligations will be exempt from Ohio personal income tax and any municipal and school district income taxes in Ohio. In addition, Distributions of "capital gain dividends," as defined in the Code, that are properly attributable to the Fund's capital gains on the sale, exchange or other disposition of Ohio Obligations, will be exempt from Ohio personal income tax and any municipal or school district income taxes in Ohio. Except as described below, other Distributions will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio.


    Provided the Fund qualifies as an Ohio fund, Distributions will be excluded from the net income base of the Ohio corporation franchise tax to the extent that such Distributions (i) represent exempt-interest dividends for federal income tax purposes or (ii) are properly attributable to interest payments on Ohio Obligations or profit on the sale, exchange or other disposition of Ohio Obligations. However, shares of the Fund will not be excluded from the net worth base for purposes of the Ohio corporation franchise tax.

    Provided the Fund qualifies as an Ohio fund, distributions by the Fund that are properly attributable to interest on obligations of the United States or the governments of Puerto Rico, the Virgin Islands or Guam or their authorities or municipalities are exempt from Ohio personal income tax and any municipal and school district income taxes in Ohio, and are excluded from the net income base of the Ohio corporate franchise tax to the same extent that such interest would be so exempt or excluded if the obligations were held directly by the shareholders.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246, was the record owner of approximately 7.93% and 11.63%, respectively, of the outstanding Class I and Class II shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of June 30, 1997, Key Clearing Corp., a/c 1001-7568 and David M. Bartlett TTEE, David M. Bartlett Trust, dated 5/4/93, Cincinnati, OH owned beneficially and of record 8.70% and 5.75%, respectively, of the outstanding Class I and Class II shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Ohio Limited Maturity Tax Free Fund to EV Marathon Ohio Limited Maturity Tax Free Fund on August 1, 1994 and to EV Marathon Ohio Limited Maturity Municipals Fund dated December 15, 1995.


                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Ohio State income tax laws and tax rates applicable for 1997.

                                                                                       A FEDERAL AND OHIO STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------    OHIO STATE       -------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------    -------------------------------------------------------------
         Up to   $ 24,650        Up to   $ 41,200       19.42%         4.96%    5.58%    6.21%    6.83%    7.45%    8.07%    8.69%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       32.28          5.91     6.64     7.38     8.12     8.86     9.60    10.34
      $ 59,751 - $124,650     $ 99,601 - $151,750       35.76          6.23     7.01     7.78     8.56     9.34    10.12    10.90
      $124,651 - $271,050     $151,751 - $271,050       40.80          6.76     7.60     8.45     9.29    10.14    10.98    11.82
          Over   $271,050         Over   $271,050       44.13          7.16     8.05     8.95     9.84    10.74    11.63    12.53


* Net amount subject to federal and Ohio personal income tax after deductions and exemptions.

+ The combined tax brackets are calculated using the highest Ohio State rate within the bracket. The combined tax brackets assume that Ohio taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
  above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Ohio State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Ohio personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Ohio personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Pennsylvania considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Pennsylvania issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Pennsylvania issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Pennsylvania historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of Pennsylvania's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania continues, however, to have a greater percentage of its workers employed in manufacturing than the national average, leaving the economy somewhat cyclical and vulnerable to recessionary forces. During 1995, manufacturing accounted for 18% of employment. As of March, 1997, the unadjusted unemployment rate for Pennsylvania was 5.4%. Per capita income in Pennsylvania for 1995 of $23,558 was higher than the per capita income of the United States of $23,208.

Revenues and Expenditures. Pennsylvania utilizes the fund method of accounting. The General Fund, the State's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 1996 with a balance of $635 million.

    For 1997, the Commonwealth expects a slight improvement in the State's financial position. The 1997 budget provides for only a 0.6% increase in expenditures. As of date, revenues were better than expected but a slow down in collections is expected. State enacted welfare reform has enabled the Administration to limit expenditure growth. The 1998 proposed budget calls for a 2.9% increase in expenditures.

    The Pennsylvania Constitution requires all proceeds of motor fuels taxes, vehicle registration fees, license taxes, operators" license fees and other excise taxes imposed on products used in motor transportation to be used exclusively for construction, reconstruction, maintenance and repair of and safety on highways and bridges and for the payment of debt service on obligations incurred for such purposes. The Motor License Fund is the fund through which such revenues are accounted for and expended.


Pennsylvania Debt. The current Constitutional provisions pertaining to the Pennsylvania debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years (this debt need not be approved by the electorate) and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

    Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes, which must mature within the fiscal year of issuance. The principal amount issued, when added to that outstanding, may not exceed in the aggregate 20% of the revenues estimated to accrue to the appropriate fund in the fiscal year. The State is not permitted to fund deficits between fiscal years with any form of debt. All year end deficit balances must be funded within the succeeding fiscal year's budget.

    Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years.


State-Related Obligations. Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the State. Some of these agencies, however, are indirectly dependent on state appropriations. State- related agencies and their outstanding debt as of December 31, 1996 include the Delaware River Joint Toll Bridge Commission ($53.9 million), the Delaware River Port Authority ($523.8 million), the Pennsylvania Economic Development Financing Authority ($1,371.5 million), the Pennsylvania Energy Development Authority ($118.0 million), the Pennsylvania Higher Education Assistance Agency ($1,408.8 million), the Pennsylvania Higher Education Facilities Authority ($2,667.1 million), the Pennsylvania Industrial Development Authority ($416.2 million), the Pennsylvania Infrastructure Investment Authority ($205.9 million), the Pennsylvania Turnpike Commission ($1,205.8 million), the Philadelphia Regional Port Authority ($61.1 milliion) and the State Public School Building Authority ($324.0 million).

    The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the state, which had $2,357.9 million in bonds outstanding at December 31, 1996, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.


Litigation. Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically.

    There is extensive general legislation applying to local government. For example, the Local Government Unit Debt Act provides for uniform debt limits for local government units, including municipalities and school districts, and prescribes methods of incurring, evidencing, securing and collecting debt. Under the Local Government Unit Debt Act, the ability of Pennsylvania municipalities and school districts to engage in general obligation borrowing without electoral approval is generally limited by their recent revenue collection experience. Generally such subdivisions can levy real property taxes unlimited as to rate or amount to pay debt service on general obligation borrowings.

    Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues.

    Municipal authorities and industrial development authorities are widespread in Pennsylvania. An authority is organized by a municipality acting singly or jointly with another municipality and is governed by a board appointed by the governing unit of the creating municipality or municipalities. Typically, authorities are established to acquire, own and lease or operate one or more projects and to borrow money and issue revenue bonds to finance them.

    As of the date of this Statement of Additional Information, the City of Philadelphia's general obligations are rated Ba, B and BB, by Moody's, S&P and Fitch, respectively.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $67,875,607. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $375,224, $478,819 and $554,521, respectively (equivalent to 0.47%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

DISTRIBUTION PLAN
    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $29,738 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $443,211 and the Principal Underwriter received approximately $164,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $348,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $101,403 for Class I shares and $6,763 for Class II shares, of which $101,041 and $6,703, respectively, was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $1,780 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $34,923 and $7,542, respectively, on portfolio security transactions aggregating $365,165,141 and $67,553,927, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                             AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                            COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                         FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                         ---------       --------------        ------------
Donald R. Dwight .......................        $346             $1,141(2)           $145,000(5)
Samuel L. Hayes, III ...................         315              1,431(3)            155,000(6)
Norton H. Reamer .......................         313              1,311               145,000
John L. Thorndike ......................         322              1,432(4)            148,750(7)
Jack L. Treynor ........................         346              1,381               150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $503 of deferred compensation.
(3) Includes $249 of deferred compensation.
(4) Includes $727 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Timothy T. Browse (38) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since it commenced operations. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader - Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from June 1, 1992 through March 31, 1997 and the one-year period ended March 31, 1997.


                         VALUE OF A $1,000 INVESTMENT



                                           VALUE BEFORE      VALUE AFTER         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           DEDUCTING THE    DEDUCTING THE        DEDUCTING THE CDSC         DEDUCTING THE CDSC***
    INVESTMENT     INVESTMENT  AMOUNT OF       CDSC            CDSC***       --------------------------    ------------------------
      PERIOD          DATE     INVESTMENT   ON 3/31/97        ON 3/31/97       CUMULATIVE   ANNUALIZED     CUMULATIVE   ANNUALIZED
      ------          ----     ----------   ----------        ----------       ----------   ----------     ----------   ----------
Life of
the Fund**           6/1/92*     $1,000      $1,246.95        $1,246.95          24.70%        4.68%         24.70%       4.68%
1 Year
Ended
3/31/97             3/31/96      $1,000      $1,031.22        $1,001.49           3.12%        3.12%          0.15%       0.15%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
  * Investment operations began on June 1, 1992.
 ** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.
*** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.88%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.88% would be 6.47%, assuming a combined federal and State tax rate of 40.05%.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 16.85% and 29.53%, respectively, of the outstanding Class I and Class II shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from Eaton Vance Pennsylvania Limited Maturity Tax Free Fund to EV Marathon Pennsylvania Limited Maturity Tax Free Fund on January 11, 1994 and to EV Marathon Pennsylvania Limited Maturity Municipals Fund on December 15, 1995.


                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding 6% under the regular federal income tax and Pennsylvania State and local tax laws in effect for 1997.

                                                                                       TAXABLE YIELD NEEDED TO MATCH 6% FREE OF
                                                                                   ------------------------------------------------
                                                                                                                   FEDERAL, STATE,
                  TAXABLE INCOME                                                     FEDERAL     FEDERAL, STATE      COUNTY AND
---------------------------------------------------     FEDERAL         STATE       AND STATE      AND COUNTY       PHILADELPHIA
      SINGLE RETURN              JOINT RETURN         INCOME TAX     INCOME TAX       TAXES        TAXES (1)          TAXES (2)
--------------------------  -----------------------  -------------  -------------  -----------  ----------------  -----------------
          Up to   $ 24,650         Up to   $ 41,200     15.00%          2.80%         7.26%           7.80%             8.24%
       $ 24,651 - $ 59,750      $ 41,201 - $ 99,600     28.00           2.80          8.57            9.20              9.72
       $ 59,751 - $124,650      $ 99,601 - $151,750     31.00           2.80          8.95            9.60             10.15
       $124,651 - $271,050      $151,751 - $271,050     36.00           2.80          9.65           10.36             10.94
             Over $271,050            Over $271,050     39.60           2.80         10.22           10.97             11.59
----------------------------------------------------------------------------------------------------------------------------------


Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax and a 2.8% Pennsylvania income tax. (1) Includes a 4 mil county personal property tax imposed by most counties; and (2) Includes a 4 mil county personal property tax and a 4.84% Philadelphia school income tax. The equivalent yields assume that the Pennsylvania state and local taxes referred to above are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher equivalent yield than indicated.

Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions (including Pennsylvania State and local taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets and taxable equivalent yields also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective federal tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Pennsylvania state and local income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

-------------------------------------------------------------------------------
[LOGO]
EATON VANCE
------------------
      Mutual Funds
-------------------------------------------------------------------------------

EV MARATHON LIMITED MATURITY MUNICIPAL FUNDS
-------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL
INFORMATION
AUGUST 1, 1997




EV MARATHON CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
EV MARATHON CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
EV MARATHON FLORIDA LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
EV MARATHON MICHIGAN LIMITED MATURITY MUNICIPALS FUND
EV MARATHON NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV MARATHON NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV MARATHON OHIO LIMITED MATURITY MUNICIPALS FUND
EV MARATHON PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND


EV MARATHON
LIMITED MATURITY
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                   M-LC8/1SAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        August 1, 1997


               EV TRADITIONAL LIMITED MATURITY MUNICIPAL FUNDS

EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND       EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND      EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND          EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND
EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund"), its corresponding Portfolio and certain other series of Eaton Vance Investment Trust (the "Trust"). Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund- specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                             TABLE OF CONTENTS
                                     PART I
                                                                            Page
Additional Information about Investment Policies ....................        1
Investment Restrictions .............................................        7
Trustees and Officers ...............................................        9
Investment Adviser and Administrator ................................       10
Custodian ...........................................................       13
Services for Accumulation ...........................................       13
Service for Withdrawal ..............................................       14
Determination of Net Asset Value ....................................       14
Investment Performance ..............................................       15
Taxes ...............................................................       16
Principal Underwriter ...............................................       18
Service Plan ........................................................       19
Portfolio Security Transactions .....................................       19
Other Information ...................................................       21
Independent Certified Public Accountants ............................       22
Financial Statements ................................................       22
Appendix ............................................................       24

                                   PART II
EV Traditional California Limited Maturity Municipals Fund ..........      a-1
EV Traditional Connecticut Limited Maturity Municipals Fund .........      b-1
EV Traditional Florida Limited Maturity Municipals Fund .............      c-1
EV Traditional Michigan Limited Maturity Municipals Fund ............      d-1
EV Traditional New Jersey Limited Maturity Municipals Fund ..........      e-1
EV Traditional New York Limited Maturity Municipals Fund ............      f-1
EV Traditional Ohio Limited Maturity Municipals Fund ................      g-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.
    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    The Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986, for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.


    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in its Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, followed by manufacturing which has begun to show signs of expansion. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. Short-term affects are minimal.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, and a drop in tourism, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the Portfolio turnover rate of the Portfolio, see "Supplementary Data" in the Portfolio's financial statements included in the Fund's annual report.


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.


    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when- issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when- issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


FLOATING OR VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase floating or variable rate obligations. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Floating or variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.


LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administration expenses and other finder's fees, justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


SHORT-TERM OBLIGATIONS
    Although the Portfolio will normally attempt to invest substantially all of its assets in municipal obligations, the Portfolio may, under normal market conditions, invest up to 20% of its net assets in short-term obligations the interest on which is subject to regular federal income tax, AMT and/or State taxes. Such short-term taxable obligations may include, but are not limited to, certificates of deposit, commercial paper, short-term notes and obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. During periods of adverse market conditions, the Portfolio may temporarily invest more than 20% of its assets in such short-term taxable obligations, all of which will be high quality.


                           INVESTMENT RESTRICTIONS


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the lnvestment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without the approval of the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); or (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (40), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and an employee of Eaton Vance since March 8, 1991. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.


    For any additional officers of the Portfolio, see "Additional Officer Information" in the Funds Part II.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in the Fund's Part II.


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or perservere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion.

    The following persons manage one or more of the Eaton Vance limited maturity municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.

    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received here M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts, the Boston Securities Analyst Society and the Financial Analysts Federation.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner and Hawkes are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Fetter, MacIntosh, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                          SERVICES FOR ACCUMULATION


    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


Intended Quantity Investment -- Statement of Intention. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate amount. Shares purchased (i) by an individual, his spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any discount to be made available, at the time of purchase a purchaser or the Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (which includes the maximum initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period, with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. Yield calculations assume a maximum initial sales charge equal to 2.25% of the public offering price. Actual yield may be affected by variations in sales charges on investments. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current maximum offering price per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.


    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.


    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

      -cost associated with aging parents;
      -funding a college education (including its actual and estimated cost); -health care expenses (including actual and projected expenses); -long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
      -retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1997. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.


    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status for federal income tax purposes.


    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER


    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.


    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase (see "Services for Accumulation") .

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor chlldren. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees end expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under Federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. See "Fees and Expenses" in the Part II for the sales charge paid to the Principal Underwriter and Authorized Firms.


    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.

                                 SERVICE PLAN


    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund and Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For additional information concerning the service fee, see "Fees and Expenses -- Service Plan" in the Fund's Part II.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.


    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II.


                              OTHER INFORMATION


    The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated October 23, 1985, as amended, and was originally called Eaton Vance California Municipals Trust. The Trust changed its name to Eaton Vance Investment Trust on April 28, 1992. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended March 31, 1997, as previously electronically filed with the Commission:

          EV Traditional California Limited Maturity Municipals Fund
         EV Traditional Connecticut Limited Maturity Municipals Fund
           EV Traditional Florida Limited Maturity Municipals Fund
           EV Traditional Michigan Limited Maturity Municipals Fund
          EV Traditional New Jersey Limited Maturity Municipals Fund
           EV Traditional New York Limited Maturity Municipals Fund
             EV Traditional Ohio Limited Maturity Municipals Fund
               California Limited Maturity Municipals Portfolio
              Connecticut Limited Maturity Municipals Portfolio
                Florida Limited Maturity Municipals Portfolio
                Michigan Limited Maturity Municipals Portfolio
               New Jersey Limited Maturity Municipals Portfolio
                New York Limited Maturity Municipals Portfolio
                  Ohio Limited Maturity Municipals Portfolio
                     (Accession No. 0000950146-97-000902)

                                    APPENDIX

                       DESCRIPTION OF SECURITIES RATINGS+

                         MOODY'S INVESTORS SERVICE, INC.


MUNICIPAL BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

-----------------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


MUNICIPAL SHORT-TERM OBLIGATIONS


RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short-term credit risk and long-term risk. Factors effecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

A short-term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short-term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.


                         STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE


AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE


Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree pf speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.


C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.


NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3:  Speculative capacity to pay principal and interest.

                          FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR:  Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain California considerations is given to investors in view of the Portfolio's policy of concentrating its investments in California issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of California issuers. Neither the Trust nor the Portfolio has independently verified this information.


  Economic Factors
Fiscal Years Prior to 1996-97. By the close of the 1989-90 Fiscal Year, California's revenues had fallen below projections so that the State's budget reserve, the Special Fund for Economic Uncertainties (the "Special Fund"), was fully depleted by June 30, 1990. A recession which had begun in mid-1990, combined with higher health and welfare costs driven by the State's rapid population growth, adversely affected General Fund revenues and raised expenditures above initial budget appropriations.

    As a result of these factors and others, the State confronted a period of budget imbalance. Beginning with the 1990-91 Fiscal Year and for several years thereafter, the budget required multibillion dollar actions to bring projected revenues and expenditures into balance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the Special Fund -- approaching $2.8 billion at its peak on June 30, 1993.

    By the 1993-94 Fiscal Year, the accumulated deficit was too large to be prudently retired in one year and a two-year program was implemented. This program used revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

    The 1994-95 Budget Act projected General Fund revenues and transfers of $41.9 billion. Expenditures were projected to be $40.9 billion -- an increase of $1.6 billion over the prior year. As a result of the improving economy, however, the fiscal year ultimately produced revenues and transfers of $42.7 billion which more than offset expenditures of $42.0 billion and thereby reduced the accumulated budget deficit.


    With strengthening revenues and reduced caseload growth driven by an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year, and expenditures were budgeted at $43.4 billion. In addition, the Department of Finance projected that after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve as of June 30, 1996.

1996-97 Fiscal Year. The 1996-97 Governor's Budget, released January 10, 1996, projected General Fund revenues and transfers of $45.6 billion, a 1.3% increase over 1995-96. The Governor's budget proposed two major initiatives, a 15% personal and corporate income tax cuts and a revision of the trial court funding program, which would have the effect of reducing General Fund revenues. The Governor's Budget proposed General Fund expenditures of $45.2 billion. The Governor's Budget also proposed Special Fund revenues equal to expenditures, at a level of $13.3 billion.

    The May Revision of the Governor's Budget, released on May 21, 1996 ("The May Revision"), updated revenue estimates for the 1996-97 Fiscal Year, reflecting stronger economic activity in the State and thus greater revenue growth. The revised estimate was for $47.1 billion of revenues, still assuming the Governor's tax cut would be enacted, and $46.5 billion of expenditures.

1996-97 Budget Act. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriates a budget reserve in the Special Fund of $305 million, as of June 30, 1997. The Department of Finance projects that, on June 30, 1997, the State's available borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing is anticipated.

    Revenues -- The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased in over three years), approved a 5% cut in bank and corporation taxes, to be effective for income years commencing on January 1, 1997. As a result of the Legislature's failure to enact the personal income tax cut, revenues for the Fiscal Year are estimated to be $550 million higher than projected in the May Revision, and are now estimated to total $47.643 billion, a 3.3% increase over the final estimated 1995-96 revenues. Special Fund revenues are estimated to be $13.3 billion.

    Expenditures -- The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.

    The following are principal features of the 1996-97 Budget Act:

        1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second consecutive year, the full cost of living allowance (3.2 percent) was funded. Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Out of this $1.6 billion total community colleges will receive an increase in funding of $157 million for 1996-97.

        Due to higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

        2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform".

        3. A 4.9% increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees.

        4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

        5. General Fund support for the Department of Corrections was increased by about 7% over the prior year, reflecting estimates of increased prison population.

        6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

    The Budget Act did not contain any tax increases. As noted, there was a reduction in bank and corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

    Federal Welfare Reform -- Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (P.L. 104-193, the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

    The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for FY 1996-97. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan is to be submitted in time to allow grant reductions to be implemented effective January 1, 1997 (allowing $92 million of the $163 million referred to in paragraph 2 above to be saved) and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus in lieu of the $660 million savings initially assumed to be saved, it is now projected that savings will total approximately $360 million.

    A preliminary analysis of the Law by the Legislative Analyst's Office indicated that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid; provide more aid to counties, or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

1997-98 Fiscal Year Proposed Budget. On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

    Among the major initiatives and features of the Governor's Budget are the following:

        1. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

        2. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.

        3. Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.

        4. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effect requirement for Supplemental Security Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.

    The Orange County Bankruptcy. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.


    In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond deal. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.


  Constitutional, Legislative and Other Factors
    Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.


    Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

    Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

    The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

    Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

    California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

    These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

    Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

    Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

    In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

    Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

    Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

    Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

    Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

    Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

    Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

    Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

    Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

    Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

    Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

    1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

    2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

    3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

    4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

    5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

    6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

    7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

    8. Permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

    In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

    Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.


    Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

    Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

    Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

    The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

    Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

    Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.


    Proposition 87. On November 8, 1988, California voters approved Proposition
87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $43,194,441. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $239,320, $327,056 and $418,800, respectively (equivalent to 0.47%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $13,043, $18,443 and $34,529, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $2,829, all of which was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal year ended March 31, 1997 was $1,411, of which $6 was received by the Principal Underwriter and $1,405 was received by Authorized Firms. The total sales charges for sales of shares of the Fund during the fiscal year ended March 31, 1996 was $19, which amount was paid to Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $142.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $26,519 and $5,129, respectively, on portfolio security transactions aggregating $208,919,974 and $45,929,728, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1): COMPENSATION COMPENSATION TOTAL COMPENSATION

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................         $0              $  941(2)          $145,000(5)
Samuel L. Hayes, III ....................          0               1,132(3)           155,000(6)
Norton H. Reamer ........................          0               1,074              145,000
John L. Thorndike .......................          0               1,162(4)           148,750(7)
Jack L. Treynor .........................          0               1,116              150,000
----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $414 of deferred compensation.
(3) Includes $146 of deferred compensation.
(4) Includes $457 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I. Cynthia J. Clemson (34) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 23, 1997. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 29, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.

                         VALUE OF A $1,000 INVESTMENT

                                                                        TOTAL RETURN EXCLUDING         TOTAL RETURN INCLUDING
                                                                         MAXIMUM SALES CHARGE           MAXIMUM SALES CHARGE
   INVESTMENT     INVESTMENT      AMOUNT OF     VALUE OF INVEST-    ----------------------------      ---------------------------
    PERIOD**         DATE        INVESTMENT*     MENT ON 3/31/97      CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
 ------------    ------------    -----------    ----------------    -------------    -----------      -----------     -----------
Life of the
Fund               05/29/92        $977.44          $1,219.44           24.76%          4.68%           21.94%        4.18%
1 Year Ended
03/31/97           03/31/96        $977.71          $1,012.67           3.58%           3.58%            1.27%        1.27%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


------------
 * Initial investment less the maximum sales charge of 2.25%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.16%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.16% would be 6.70%, assuming a combined federal and State tax rate of 37.90%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS

    Individual shareholders of the Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest on obligations the interest on which is exempt under either federal or California law from taxation by the State of California, provided that at least 50% of the Portfolio's assets at the close of each quarter of its taxable year is invested in such obligations. Distributions from the Fund which are attributable to sources other than those in the preceding sentence will generally be taxable to such individual shareholders as ordinary income. Distributions of the Fund's net capital gains (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gains which are taxable at ordinary income rates for California personal income tax purposes. In addition, distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax. Shares of the Fund will not be subject to the California property tax.

    Distributions of investment income and long-term and short-term capital gains from the Fund will not be excluded from taxable income in determining California corporate franchise tax for corporate shareholders. However, distributions of the Fund's net capital gains are treated as long-term capital gains for California corporate tax purposes. In addition, distributions may be includable in income subject to the alternative minimum tax.

    California tax law resembles federal tax law in restricting the deductibility of interest on indebtedness incurred by shareholders to purchase shares and the allowance of losses realized by a shareholder upon the sale or redemption of shares.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 45.84% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of June 30, 1997, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their names: Painewebber, for the Benefit of Alma Cella Yoder TTEE, Alma Cella Yoder Living Trust, c/o TIS-Patricia Howe, San Francisco, CA 94111-2635 (8.66%); and Everen Clearing Corp., a/c 5667-5751, Michael Moye, Milwaukee, WI 53202 (7.65%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic California Limited Maturity Tax Free Fund to EV Classic California Limited Maturity Municipals Fund on December 15, 1995 and to EV Traditional California Limited Maturity Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the 1997 regular federal income tax rates and California State income tax laws and tax rates applicable for 1997.

                                                                                    A FEDERAL AND CALIFORNIA STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     CA STATE       --------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------   --------------------------------------------------------------
           Up to $ 24,650          Up to $ 41,200       20.10%         5.01%    5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       34.70          6.13     6.89     7.66     8.42     9.19     9.95    10.72
      $ 59,751 - $124,650     $ 99,601 - $151,750       37.42          6.39     7.19     7.99     8.79     9.59    10.39    11.19
      $124,651 - $271,050     $151,751 - $271,050       41.95          6.89     7.75     8.61     9.47    10.34    11.20    12.06
            Over $271,050           Over $271,050       45.22          7.30     8.21     9.13    10.04    10.95    11.87    12.78


* Net amount subject to federal and California personal income tax after deductions and exemptions.

+ The combined tax brackets are calculated using the highest California State rate within the bracket. Taxpayers with taxable income within each bracket may have a lower combined tax bracket and taxable equivalent yield indicated above. The combined tax brackets assume that California taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined tax bracket and taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and
  39.6% over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including California State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and California personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for California personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION


    The following information as to certain Connecticut considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Connecticut issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Connecticut issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Connecticut's manufacturing industry, which has historically been of prime economic importance to the State, its municipalities and its residents, has been in decline for several years. Although Connecticut's manufacturing industry is diversified between transportation equipment (primarily aircraft engines, helicopters and submarines), non-electrical machinery, fabricated metal products and electrical machinery, defense-related business represents a relatively high proportion of manufacturing receipts. As a result, reductions in defense spending have had a substantial adverse effect on Connecticut's manufacturing industry.

    Connecticut's manufacturing employment peaked in 1970 at over 441,000 workers but had declined 36.5% by 1995. Although the loss of manufacturing jobs was partially offset by a 69.7% rise in other non-agricultural employment during the same period, Connecticut's growth in non-manufacturing employment has lagged behind the New England region and the nation as a whole. Moreover, Connecticut's largest defense contractors have announced plans to reduce their labor forces substantially over the next few years.

    From 1986 through 1996, Connecticut's unemployment rate was generally lower than the unemployment rate for the U.S. as a whole, and average per capita personal income of Connecticut residents was higher than that of residents of other states. The average unemployment rate (seasonally adjusted) in Connecticut increased from a low of 3.0% in 1988 to 7.5% in 1992 and, after a number of important changes in the method of calculation, was reported to be 5.0% in 1996. Average per capita personal income of Connecticut residents increased in every year from 1985 to 1995, rising from $18,268 to $31,776. However, pockets of significant unemployment and poverty exist in some Connecticut cities and towns, and Connecticut is now in a recession, the depth and duration of which are uncertain.

    For the four fiscal years ended June 30, 1991, the General Fund ran operating deficits of approximately $115,600,000, $28,000,000, $259,000,000 and
$808,500,000, respectively. At the end of the 1990-1991 fiscal year, the General Fund had an accumulated unappropriated deficit of $965,712,000. For the five fiscal years ended June 30, 1996, the General Fund ran operating surpluses of approximately $110,200,000, $113,500,000, $19,700,000, $80,500,000, and
$250,000,000, respectively. General Fund budgets for the biennium ending June 30, 1997, were adopted in 1995 and amended in 1996. General Fund expenditures and revenues are budgeted to be approximately $9,200,000,000 for the 1996-1997 fiscal year.

    In 1991, to address the General Fund's growing deficit, legislation was enacted by which the State imposed an the income tax on individuals, trusts and estates for taxable years generally commencing in 1992. For each fiscal year starting with the 1991-1992 fiscal year, the General Fund has operated at a surplus with over 60% of the State's tax revenues being generated by the income tax and the sales and use tax. However, the State's budgeted expenditures have almost doubled from approximately $4,300,000,000 for the 1986-1987 fiscal year to approximately $9,200,000,000 for the 1996-1997 fiscal year.

    The 1991 legislation also authorized the State Treasurer to issue Economic Recovery Notes to fund the General Fund's accumulated deficit of $965,712,000 as of June 30, 1991, and during 1991 the State issued a total of $965,710,000 Economic Recovery Notes, of which $196,555,000 were outstanding as of May 1, 1997. The notes were to be payable no later than June 30, 1996, but as part of the budget adopted for the biennium ending June 30, 1997, payment of the remaining notes scheduled to be paid during the 1995-96 fiscal year was rescheduled to be paid over the four fiscal years ending June 30, 1999.

    The State's primary method for financing capital projects is through the sale of general obligation bonds. As of May 1, 1997, the State had authorized general obligation bonds totaling $10,813,448,000, of which $9,673,240,000 had been approved for issuance by the State Bond Commission, $8,797,072,000 had been issued, and $6,384,716,267 were outstanding.

    In 1995, the State established the University of Connecticut as a separate corporate entity to issue bonds and construct certain infrastructure improvements. The improvements are to be financed by $18 million of general obligation bonds of the State and $962 million bonds of the University. The University's bonds will be secured by a State debt service commitment, the aggregate amount of which is limited to $382 million for the four fiscal years ending June 30, 1999, and $580 million for the six fiscal years ending June 30, 2005.

    In addition to the bonds described above, the State also has limited or contingent liability on a significant amount of other bonds. Such bonds have been issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the cities of Bridgeport and West Haven and the Southeastern Connecticut Water Authority. As of October 15, 1996, the amount of bonds outstanding on which the State has limited or contingent liability totaled $3,985,400,000.

    In 1984, the State established a program to plan, construct and improve the State's transportation system (other than Bradley International Airport). The total cost of the program through June 30, 2000, is currently estimated to be $11.2 billion, to be met from federal, state, and local funds. The State expects to finance most of its $4.7 billion share of such cost by issuing $4.2 billion of special tax obligation ("STO") bonds. The STO bonds are payable solely from specified motor fuel taxes, motor vehicle receipts, and license, permit and fee revenues pledged therefor and credited to the Special Transportation Fund, which was established to budget and account for such revenues.

    As of October 15, 1996, the General Assembly had authorized $4,157,900,000 of such STO bonds, of which $3,594,700,000 new money borrowings had been issued. It is anticipated that additional STO bonds will be authorized annually in amounts necessary to finance and to complete the infrastructure program. Such additional bonds may have equal rank with the outstanding bonds provided certain pledged revenue coverage requirements are met. The State expects to continue to offer bonds for this program.

    On March 29, 1990, Standard and Poors reduced its ratings of the State's general obligation bonds from AA+ to AA, and on April 9, 1990, Moody's reduced its ratings from Aa1 to Aa. On September 13, 1991, Standard & Poors further reduced its ratings of the State's general obligation bonds and certain obligations that depend in part on the creditworthiness of the State to AA-. On March 17, 1995, Fitch reduced its ratings of the State's general obligation bonds from AA+ to AA.

    The State, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the State's financial position: (i) a class action by the Connecticut Criminal Defense Lawyers Association claiming a campaign of illegal surveillance activity and seeking damages and injunctive relief; (ii) an action on behalf of all persons with traumatic brain injury, claiming that their constitutional rights are violated by placement in State hospitals alleged not to provide adequate treatment and training, and seeking placement in community residential settings with appropriate support services; and (iii) litigation involving claims by Indian tribes to a portion of the State's land area.

    As a result of litigation on behalf of black and Hispanic school children in the City of Hartford seeking "integrated education" within the Greater Hartford metropolitan area, on July 9, 1996, the State Supreme Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The fiscal impact of this decision might be significant but is not determinable at this time.

    General obligation bonds issued by municipalities are payable primarily from ad valorem taxes on property located in the municipality. A municipality's property tax base is subject to many factors outside the control of the municipality, including the decline in Connecticut's manufacturing industry. In addition to general obligation bonds backed by the full faith and credit of the municipality, certain municipal authorities finance projects by issuing bonds that are not considered to be debts of the municipality. Such bonds may be repaid only from revenues of the financed project, the revenues from which may be insufficient to service the related debt obligations.

    In recent years, certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most notable of these is the City of Bridgeport, which filed a bankruptcy petition on June 7, 1991. The State opposed the petition. The United States Bankruptcy Court for the District of Connecticut held that Bridgeport has authority to file such a petition but that its petition should be dismissed on the grounds that Bridgeport was not insolvent when the petition was filed.

    Regional economic difficulties, reductions in revenues and increases in expenses could lead to further fiscal problems for the State and its political subdivisions, authorities and agencies. Difficulties in payment of debt service on borrowings could result in declines, possibly severe, in the value of their outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $12,273,967. For the fiscal years ended March 31, 1997, 1996 and 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $64,492, $74,308 and $80,031, respectively (equivalent to 0.47%, 0.46% and 0.45%, respectively, of the Portfolio's average daily net assets for each such year). To enhance the net income of the Portfolio for the fiscal years ended March 31, 1997 and 1996, BMR made a reduction of its advisory fee in the amount of $32,497 and $53,054, respectively. To enhance the net income of the Portfolio for the fiscal year ended March 31, 1995, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of $8,932. The Portfolio's Investment Advisory Agreement with BMR is dated April 9, 1993 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $12,442, $12,441 and $24,567, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $659, of which $651 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended March 31, 1997 and 1996 were $2,627 and $5,710, respectively, which amounts were paid to Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $2.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $11,480 and $1,257, respectively, on portfolio security transactions aggregating $86,456,944 and $11,264,026, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1): COMPENSATION COMPENSATION TOTAL COMPENSATION

                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................        $0                $35(2)            $145,000(5)
Samuel L. Hayes, III ....................         0                 31(3)             155,000(6)
Norton H. Reamer ........................         0                 31                145,000
John L. Thorndike .......................         0                 32(4)             148,750(7)
Jack L. Treynor .........................         0                 35                150,000
------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $15 of deferred compensation.
(3) Includes $5 of deferred compensation.
(4) Includes $16 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from April 16, 1993 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 27, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.


                         VALUE OF A $1,000 INVESTMENT


                                                                       TOTAL RETURN EXCLUDING           TOTAL RETURN INCLUDING
                                                                        MAXIMUM SALES CHARGE             MAXIMUM SALES CHARGE
   INVESTMENT       INVESTMENT     AMOUNT OF    VALUE OF INVEST-   -------------------------------  -------------------------------
    PERIOD**           DATE       INVESTMENT*    MENT ON 3/31/97     CUMULATIVE       ANNUALIZED      CUMULATIVE       ANNUALIZED
------------------  -----------  ------------  -----------------  ---------------  --------------  ---------------  --------------
Life of the
Fund                 4/16/93        $977.43         $1,112.03          13.78%           3.31%           11.20%           2.72%
1 Year Ended
3/31/97              3/31/96        $977.62         $1,012.21           3.54%           3.54%            1.22%           1.22%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 *Initial investment less the maximum sales charge of 2.25%.
**If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.33%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.33% would be 6.57%, assuming a combined federal and State tax rate of 34.11%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246, was the record owner of approximately 26.72% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their names: Prudential Securities FBO Mrs. Kristen K. Joseph, Brooklyn, CT 06234-1400 (32.84%); and PaineWebber for the Benefit of Chester Hardisty & Gertrude Hardisty JTWROS, Woodbury, CT 06798-2615 (10.68%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Classic Connecticut Limited Maturity Tax Free Fund to EV Classic Connecticut Limited Maturity Municipals Fund on December 15, 1995 and to EV Traditional Connecticut Limited Maturity Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Connecticut State income tax laws and tax rates applicable for 1997.

                                                                                   A FEDERAL AND CONNECTICUT STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     CT STATE      ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------  ---------------------------------------------------------------

           Up to $ 24,650          Up to $ 41,200      18.25%          4.89%    5.50%    6.12%    6.73%    7.34%    7.95%    8.56%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600      31.24           5.82     6.54     7.27     8.00     8.73     9.45    10.18
      $ 59,751 - $124,650     $ 99,601 - $151,750      34.11           6.07     6.83     7.59     8.35     9.11     9.86    10.62
      $124,651 - $271,050     $151,751 - $271,050      38.88           6.54     7.36     8.18     9.00     9.82    10.63    11.45
            Over $271,050           Over $271,050      42.32           6.93     7.80     8.67     9.54    10.40    11.27    12.14


* Net amount subject to federal and Connecticut personal income tax after deductions and exemptions.

+ The combined federal and Connecticut tax brackets are calculated using the highest Connecticut tax rate within each bracket, reduced by available tax credits. Taxpayers with taxable income within these brackets may have a lower combined tax bracket and taxable equivalent yield than indicated above. Tax credits reduce the effective Connecticut tax rate for single filers with taxable income up to $52,500 and joint filers up to $100,500. The combined tax brackets assume that Connecticut taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates with the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Connecticut State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Connecticut personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Connecticut personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Florida considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Florida issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Florida issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Florida is a state characterized by rapid population growth and substantial capital needs which are being funded through frequent debt issuances and pay-as-you-go financing. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.


    Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of state funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.


    Florida tourism appears to be suffering the effects of negative publicity regarding crime against tourists in the State, product maturity, higher prices and more aggressive marketing by competing vacation destinations. Tourist arrivals are expected to increase 2.7% and 3.2%, respectively, in fiscal years 1996-97 and 1997-98, respectively. The total number of visiting tourists is expected to reach 42.6 million and 43.9 million during fiscal years 1996-97 and 1997-98, respectively.


    There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, the total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify.


    The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.


                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $92,909,192. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $508,203, $664,262 and $821,095, respectively (equivalent to 0.46%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and for the period from the start of business, July 5, 1994, to March 31, 1995, $17,937, $15,507 and $11,493, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $1,385, all of which was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended March 31, 1997, 1996 and for the period from the start of business, July 5, 1994, to March 31, 1995 were $13,419, $24,020 and $380, respectively, of which $60, $151 and $5, respectively, was received by the Principal Underwriter and $13,359, $23,869 and $375, respectively, was received by Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $2.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1995, the Portfolio paid no brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 1996, the Portfolio paid brokerage commissions of $10,609 on portfolio security transactions aggregating $95,025,037 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                            AGGREGATE                 AGGREGATE             TOTAL COMPENSATION
                                                           COMPENSATION              COMPENSATION             FROM TRUST AND
NAME                                                        FROM FUND               FROM PORTFOLIO             FUND COMPLEX
----                                                        ---------               --------------             ------------
Donald R. Dwight ...................................            $0                      $1,557(2)                $145,000(5)
Samuel L. Hayes, III ...............................             0                       1,808(3)                 155,000(6)
Norton H. Reamer ...................................             0                       1,687                    145,000
John L. Thorndike ..................................             0                       1,818(4)                 148,750(7)
Jack L. Treynor ....................................             0                       1,796                    150,000

(1)The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2)Includes $686 of deferred compensation.
(3)Includes $312 of deferred compensation.
(4)Includes $917 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 23, 1997. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 29, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on July 5, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/ or service fees and certain other expenses.


                         VALUE OF A $1,000 INVESTMENT

                                                                        TOTAL RETURN EXCLUDING          TOTAL RETURN INCLUDING
                                                      VALUE OF           MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
    INVESTMENT       INVESTMENT      AMOUNT OF       INVESTMENT     ------------------------------  ------------------------------
     PERIOD**           DATE        INVESTMENT*      ON 3/31/97       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
     --------           ----        -----------      ----------       ----------      ----------      ----------      ----------
Life of
the Fund               5/29/92        $977.42        $1,225.07          25.34%          4.78%           22.51%          4.28%
1 Year Ended
3/31/97                3/31/96        $977.80        $1,006.13           2.90%          2.90%            0.61%          0.61%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 *Initial investment less the current maximum sales charge of 2.25%.
**If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.37%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.37% would be 6.62%, assuming a combined federal and state tax rate of 33.94%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 36.80% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the approximate percentages of outstanding shares of the Fund indicated after their names: NFSC FEBO #ODF-016411, Nancy Casto Benson, Delray Beach, FL 33483 (14.37%); NFSC FEBO #ODF-172944, Samuel Carson, Boca Raton, FL 33432 (8.42%); NFSC FEBO #ODF-400092, Robert T. Morphy TTEE, Robert T. Morphy REV TRUST U/A 1/11/90, Boca Raton, FL 33433 (7.97%); US Clearing Corp., FBO 396-10845-18, New York, NY 10004-1798 (6.01%); and US Clearing Corp., FBO
396-10846-17, New York, NY 10004-1798 (5.87%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION

    The Fund changed its name from EV Traditional Florida Limited Maturity Tax Free Fund to EV Traditional Florida Limited Maturity Municipals Fund on December 15, 1995.

                          TAX EQUIVALENT YIELD TABLE


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the Florida intangibles tax laws and tax rates applicable for 1997.


                                                          YOU ARE IN
                                                             THIS            IN YOUR FEDERAL TAX BRACKET, A TAX-FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON     FEDERAL      ----------------------------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*       BRACKET        4%      4.5%      5%      5.5%      6%     6.5%     7%
----------------------------  --------------------------  -----------    ----------------------------------------------------------
                                                                               EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
               Up to $24,650               Up to $41,200     15.00%       4.71%    5.29%    5.88%    6.47%   7.06%   7.65%   8.24%
           $ 24,651-$ 59,750           $ 41,201-$ 99,600     28.00        5.56     6.25     6.94     7.64    8.33    9.03    9.72
           $ 59,751-$124,650           $ 96,601-$151,750     31.00        5.80     6.52     7.25     7.97    8.70    9.42   10.14
           $124,651-$271,050           $151,751-$271,050     36.00        6.25     7.03     7.81     8.59    9.38   10.16   10.94
               Over $271,050               Over $271,050     39.60        6.62     7.45     8.28     9.11    9.93   10.76   11.59

                                                                         UNDER FLORIDA INTANGIBLES TAX LAWS, A TAX FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON                 -----------------------------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*                      4%      4.5%      5%      5.5%      6%     6.5%     7%
----------------------------  --------------------------                -----------------------------------------------------------
                                                                          EQUALS A TAX EQUIVALENT YIELD REFLECTING EXEMPTION FROM
                                                                                            INTANGIBLES TAX:**
               Up to $24,650               Up to $41,200                  4.95%    5.54%    6.13%    6.71%   7.30%   7.89%   8.48%
           $ 24,651-$ 59,750           $ 41,201-$ 99,600                  5.85     6.54     7.23     7.93    8.62    9.31   10.01
           $ 59,751-$124,650           $ 99,601-$151,750                  6.10     6.83     7.55     8.27    9.00    9.72   10.44
           $124,651-$271,050           $151,751-$271,050                  6.58     7.36     8.14     8.92    9.70   10.48   11.26
               Over $271,050               Over $271,050                  6.97     7.80     8.62     9.45   10.28   11.10   11.93

 * Net amount subject to federal personal income tax after deductions and exemptions.

** A Florida intangibles tax on personal property of $2.00 per $1,000 is generally imposed after exemptions on the value of stocks, bonds, other evidences of indebtedness and mutual fund shares. An example of the effect of the Florida intangibles tax on the tax brackets of Florida taxpayers is as follows. A $10,000 investment subject to the tax would require payment of
   $20 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $20/$550 or 3.64%. If a taxpayer were in the 36% federal income tax bracket, assuming the intangibles taxes were deducted as an itemized deduction on the federal return, the taxpayer would be in a combined federal and Florida state tax bracket of 38.33% [36% + (1 - .36) X 3.64%] with respect to such investment. A Florida taxpayer whose intangible personal property is exempt or partially exempt from tax due to the availability of exemptions will have a lower taxable equivalent yield than indicated above.


Note: The federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $121,200 and $181,800, respectively. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account the Florida intangibles tax, state or local taxes, if any, payable on Fund distributions to individuals who are not Florida residents, or intangibles taxes, if any, imposed under the laws of other states. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain Michigan considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Michigan issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Michigan issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The State's economy is overly dependent on the manufacturing sector, more specifically the auto industry. Manufacturing accounts for 23% of total employment as compared to the national average of 17%. The dependency on manufacturing makes the State economy overly susceptible to economic downturns. For January, 1997, the State unemployment rate was 4.9% as compared to the national average of 5.4%. Modest employment growth is projected for 1997. An improving economy and successful cost containment have enabled the State to improve its financial position. For 1995, the Budget Stabilization Fund was slightly greater than $1.0 billion and is projected to reach $1.1 billion for 1996. The Governor has proposed reducing individual and business income taxes. Following this reduction, revenues were budgeted to decline 1.2% in 1997.

    In March, 1994, Michigan voters approved a change in the tax system. The most significant provisions were an increase in the sales tax rate from 4% to 6%, a reduction in the income tax rate from 4.6% to 4.4% and the creation of a statewide property tax. These changes are expected to provide sufficient revenues to offset the elimination of property taxes for school district operating purposes. There can be no assurance that school districts will receive sufficient revenues to be able to service any limited tax bonds they may have outstanding and which may be held by the Portfolio.

    Under the State Constitution, the raising of taxes by the Legislature is limited if doing so would cause the ratio of Total State Revenues (except federal aid) to Personal Income of Michigan (as such terms are defined in the State Constitution) to exceed certain limits. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the State, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature and certain school district loans. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the State from reducing the proportion of total State spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The State may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.


    Under the State Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index, the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the Consumer Price Index rate instead of at the higher actual growth rate. Thus, if taxable property values rise faster than consumer prices, the maximum authorized tax rate would be increased at the Consumer Price Index rate. Conversely, if taxable property values rise slower than consumer prices, tax rates may be raised accordingly, but never higher than the rate authorized on December 23, 1978, without elector approval.

    The ability of the State to pay the principal and interest on its general obligation bonds may be affected by the limitations described above. Similarly, the ability of local units to levy taxes to pay the principal of and interest on their general obligations is subject to the constitutional, statutory and charter limits described below.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $14,996,432. For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid BMR advisory fees of $83,756 and $126,312, respectively (equivalent to 0.48% and 0.47%, respectively, of the Portfolio's average daily net assets for each such year). For the fiscal year ended March 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $163,811 (equivalent to 0.46% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $40,822. The Portfolio's Investment Advisory Agreement with BMR is dated April 9, 1993 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $14,550, $12,516 and $25,718, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $1,414, all of which was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended March 31, 1997 and 1996 were $1,520 and $22, respectively, which amounts were paid to Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $102.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $19,514 and $1,986, respectively, on portfolio security transactions aggregating $140,877,687 and $17,783,836, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                      AGGREGATE               AGGREGATE             TOTAL COMPENSATION
                                                     COMPENSATION            COMPENSATION             FROM TRUST AND
NAME                                                  FROM FUND             FROM PORTFOLIO             FUND COMPLEX
----                                                  ---------             --------------             ------------
Donald R. Dwight ..............................           $0                     $35(2)                  $145,000(5)
Samuel L. Hayes, III ..........................            0                      31(3)                   155,000(6)
Norton H. Reamer ..............................            0                      31                      145,000
John L. Thorndike .............................            0                      32(4)                   148,750(7)
Jack L. Treynor                                            0                      35                      150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $15 of deferred compensation.
(3) Includes $5 of deferred compensation.
(4) Includes $16 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from April 16, 1993 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.

                         VALUE OF A $1,000 INVESTMENT

                                                                         TOTAL RETURN EXCLUDING          TOTAL RETURN INCLUDING
                                                      VALUE OF            MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
    INVESTMENT        INVESTMENT     AMOUNT OF       INVESTMENT        --------------------------      --------------------------
     PERIOD**            DATE       INVESTMENT*      ON 3/31/97        CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
     --------            ----       -----------      ----------        ----------      ----------      ----------      ----------
Life of
the Fund               4/16/93        $977.70         $1,121.23          14.72%          3.53%           12.12%          2.93%
1 Year
Ended
3/31/97                3/31/96        $977.55         $1,024.28           4.78%          4.78%            2.43%          2.43%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 * Initial investment less the maximum sales charge of 2.25%
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.18%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.18% would be 6.52%, assuming a combined federal and State tax rate of 35.93%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 47.18% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of such date, the following shareholder owned beneficially and of record the percentage of outstanding shares of the Fund indicated after its name: Shirley J. McPherson, TTEE, Shirley J. McPherson Trust U/A/D 5/29/85, Romeo, MI 48065-0423 (7.40%); Painewebber FBO Richard F. Cooper & Mrs. Betty Jane Cooper, JT TEN, WROS, Northville, MI 48167-1821 (6.28%); C. Mascari & Associates, Inc., Farmington Hills, MI 48334 (5.68%); and NFSC FEBO #OC8-008710, Robert E. Byrnes & Waneta A. Byrnes, Ovid, MI 48866 (5.39%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from EV Classic Michigan Limited Maturity Tax Free Fund to EV Classic Michigan Limited Maturity Municipals Fund on December 15, 1995 and to EV Traditional Michigan Limited Maturity Municipals Fund on February 1, 1996.


                         TAX EQUIVALENT YIELD TABLES

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax, Michigan State income tax, Michigan State intangibles tax and Michigan City income tax laws and tax rates applicable for 1997.

                                                      COMBINED             A FEDERAL AND MICHIGAN STATE TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------------------------------     MI STATE        -------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------    -------------------------------------------------------------
         Up to   $ 24,650        Up to   $ 41,200       20.33%         5.02%    5.65%    6.28%    6.90%    7.53%    8.16%    8.79%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       32.52          5.93     6.67     7.41     8.15     8.89     9.63    10.37
      $ 59,751 - $124,650     $ 99,601 - $151,750       35.33          6.19     6.96     7.73     8.50     9.28    10.05    10.82
      $124,651 - $271,050     $151,751 - $271,050       40.02          6.67     7.50     8.34     9.17    10.00    10.84    11.67
          Over   $271,050         Over   $271,050       43.39          7.07     7.95     8.83     9.72    10.60    11.48    12.37

* Net amount subject to federal and Michigan personal income tax after deductions and exemptions.


+ The combined tax brackets include a Michigan state income tax rate of 4.4%, Michigan City income tax rate of 1% (which may vary by city), and a Michigan intangibles tax rate of 0.875%, and assume that Michigan State and local taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Michigan State and local income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Michigan personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Michigan personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

    The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain New Jersey considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New Jersey issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New Jersey issuers. Neither the Trust nor the Portfolio has independently verified this information.

    New Jersey has a well diversified economy and high wealth levels. Per capita income ranks as the second highest in the nation at 28% above the U.S. average. The State's economy benefits from its proximity to New York and other major eastern seaboard cities. New Jersey's economy, like most states, suffered during the past recession with unemployment increasing and surpassing the national average. New Jersey's adjusted unemployment rate for April 1997 was 5.2% compared to 4.9% nationally.

    The State ended fiscal 1993 with an $855 million surplus, approximately half of which was used in the 1994 budget. 1994 had an appropriation for all funds of $15.7 billion, up 4.8% from fiscal 1993 revised appropriations of $14.7 billion. Both years benefited from $412 million in nonrecurring revenues from retroactive Federal Medicaid payments. After the Legislature reduced the Governor's fiscal 1994 requests by $182 million, about half the $855 million fiscal 1993 total surplus was used for fiscal 1994, with a June 30, 1994 forecast of $416 million -- $110 million allocated to the General Fund and over $305 million to rainy day and taxpayer relief funds.

    In 1994, New Jersey adopted a 5% personal income tax cut retroactive to January 1, 1994. In 1995, New Jersey adopted a 10% personal income tax cut retroactive to January 1, 1995. On June 26, 1995, the New Jersey State Legislature passed an additional 15% reduction to take effect January 1, 1996.

    Fiscal year 1996 ended with total revenues up 4.3% to $15.6 billion. However, total spending increased to $16.3 billion. As of January 1, 1996, New Jersey fulfilled Governor Whitman's promised personal income tax cut of 30%. Even so, tax revenues were up in all categories with income tax receipts up by 4.3%. The higher spending level resulted in a decrease of total fund balances to $880 million, down 7.5%.

    The legislature is now debating a controversial Whitman proposal to issue $2.8 billion of bonds to fund the state's pension liability. The plan would free up $647 million of funds for the current year but has raised budgetary sleight-of-hand concerns. Largely, however, the New Jersey economy has performed well, growing faster than its Mid-Atlantic neighbors, though slower than the nation as a whole.

    General obligation bonds of New Jersey are the primary method for New Jersey financing of capital projects. These bonds are backed by the full faith and credit of New Jersey. New Jersey tax revenues and certain other fees are pledged to meet the principal and interest payments required to fully pay the debt. No general obligation debt can be issued by New Jersey without prior voter approval, except that, pursuant to a constitutional amendment, no voter approval is required for any law authorizing the creation of a debt for the purpose of refinancing all or a portion of the outstanding debt of New Jersey, so long as such law requires that the refinancing provides debt service savings. The New Jersey Constitution also provides that no voter approval is required for debt issued for purposes of war, to repel invasion, to suppress insurrection or to meet an emergency caused by disaster or act of God. Capital construction can also be funded by appropriation of current revenues on a pay- as-you-go basis. All appropriations for capital projects and all proposals for State bond authorizations are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning.


    Other State-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the State. The rental for such buildings is equal to the debt service relating thereto plus payments in lieu of real estate taxes. Legislation provides for future appropriations for State aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for State aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities.


    The authorizing legislation for various State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible State entities. Currently, there are two such entities available for State appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The State provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or all property tax requirements. There are numerous other State- created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.


    The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within three months of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes State officials to supervise fiscal administration in any municipality facing financial difficulties.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $58,265,939. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $324,454, $412,459 and $468,562, respectively (equivalent to 0.47%, 0.46% and 0.46%, respectively, of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and 1995, $12,070, $19,734 and $20,569, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $1,791, of which $1,718 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended March 31, 1997 and 1996 was $2,164 and $277, respectively, which amounts were paid to Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $50.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $61,275 and $8,485, respectively, on portfolio security transactions aggregating $432,619,673 and $76,006,263, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1): COMPENSATION COMPENSATION TOTAL COMPENSATION


                                              AGGREGATE         AGGREGATE        TOTAL COMPENSATION
                                             COMPENSATION      COMPENSATION        FROM TRUST AND
NAME                                          FROM FUND       FROM PORTFOLIO        FUND COMPLEX
----                                          ---------       --------------        ------------
Donald R. Dwight ........................         $0              $1,141(2)          $145,000(5)
Samuel L. Hayes, III ....................          0               1,431(3)           155,000(6)
Norton H. Reamer ........................          0               1,311              145,000
John L. Thorndike .......................          0               1,432(4)           148,750(7)
Jack L. Treynor .........................          0               1,381              150,000
------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $503 of deferred compensation.
(3) Includes $249 of deferred compensation.
(4) Includes $727 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from June 1, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses.

                         VALUE OF A $1,000 INVESTMENT

                                                                         TOTAL RETURN EXCLUDING          TOTAL RETURN INCLUDING
                                                                          MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
   INVESTMENT        INVESTMENT      AMOUNT OF     VALUE OF INVEST-   -----------------------------  ------------------------------
    PERIOD**            DATE        INVESTMENT*    MENT ON 3/31/97      CUMULATIVE     ANNUALIZED      CUMULATIVE      ANNUALIZED
-----------------  --------------  -------------  ------------------  --------------  -------------  --------------  --------------
Life of the
Fund                   6/1/92         $977.03         $1,216.74           24.53%          4.65%          21.67%          4.15%
1 Year Ended
3/31/97               3/31/96         $977.75         $1,016.29            3.94%          3.94%           1.63%          1.63%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 *Initial investment less the maximum sales charge of 2.25%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 3.69%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 3.69% (considering both State and federal taxes) would be 5.71%, assuming a combined federal and State tax rate of 35.40%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS
STATE AND LOCAL TAXES
    If, in any year in which the Fund is subject to New Jersey taxation, it is treated as a qualified investment fund under New Jersey law, as defined below, the Fund will not be required to pay any New Jersey state tax, except for a $250 New Jersey Corporation business (franchise) tax. A "qualified investment fund" is any investment company or trust registered with the Commission, or any series of such investment company or trust, which, for the calendar year in which the distribution is paid, (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto, and (b) has not less than 80% (determined at the end of each fiscal quarter) of the aggregate principal amount of all of its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by
Section 851(b) of the Code, cash and cash items (including receivables), in obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, or (2) statutorily free from New Jersey or local taxation under other acts of New Jersey or under the laws of the United States, including, but not limited to, obligations of Puerto Rico, the Virgin Islands and Guam (collectively, "Qualifying Investments").

    In the opinion of Wilentz, Goldman, & Spitzer, P.A., special counsel to the Fund, under existing New Jersey law provided the Fund qualifies, and continues to qualify, as a qualified investment fund, shareholders will not be required to include in their New Jersey gross income distributions from the Fund to the extent that such distributions are attributable to interest or gains from Qualifying Investments. The foregoing exclusion applies only to shareholders who are individuals, estates or trusts subject to the New Jersey gross income tax. Distributions from the Fund will not be excluded from net income and shares of the Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate Shareholders.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 and Donaldson Lufkin Jenrette Securities Corporation, Inc., Jersey City, NJ 07303-9998, were the record owners of approximately 36.61% and 5.18%, respectively, of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of June 30, 1997, the following shareholders owned of record the percentages of shares indicated after their names: Florence Heimburg, Oradell, NJ 07649 (5.41%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Fund changed its name from EV Classic New Jersey Limited Maturity Tax Free Fund to EV Classic New Jersey Limited Maturity Municipals Fund on December 15, 1995 and to EV Traditional New Jersey Limited Maturity Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New Jersey State income tax laws and tax rates applicable for 1997.

                                                                                 A FEDERAL AND NEW JERSEY STATE
                                                 COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN       FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%      7%
-----------------------  --------------------    NJ STATE     ---------------------------------------------------------------------
              (TAXABLE INCOME)*                TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------------------  -------------  ---------------------------------------------------------------------
         Up to $ 24,650        Up to $ 41,200      16.49%        4.79%     5.39%     5.99%     6.59%     7.18%     7.78%     8.38%
      $ 24,651-$ 59,750     $ 41,201-$ 99,600      31.98%        5.88      6.62      7.35      8.09      8.82      9.56     10.29
      $ 59,751-$124,650     $ 99,601-$151,750      35.40%        6.19      6.97      7.74      8.51      9.29     10.06     10.84
      $124,651-$271,050     $151,751-$271,050      40.08%        6.68      7.51      8.34      9.18     10.01     10.85     11.68
          Over $271,050         Over $271,050      43.45%        7.07      7.96      8.84      9.73     10.61     11.49     12.38


* Net amount subject to federal and New Jersey personal income tax after deductions and exemptions.

+ The combined federal and New Jersey tax brackets are calculated using the highest New Jersey State rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that New Jersey taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield then those indicated above. The applicable federal tax rates within the brackets are 15%, 28%,
  31%, 36% and 39.6%, over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including New Jersey State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and New Jersey personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New Jersey personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND.

                            RISKS OF CONCENTRATION

    The following information as to certain New York considerations is given to investors in view of the Portfolio's policy of concentrating its investments in New York issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The recession lasted longer in New York and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been below the national average primarily due to significant cutbacks in the computer, manufacturing, utility, defense and banking industries. New York's economy is expected to continue to expand modestly during 1997. The unemployment rate for the State in February, 1997 was 6.3%, unchanged from last year, versus 5.3% for the nation. New York City's unemployment rate was 8.8% for 1996, up from 8.2% a year earlier.

    In July 1995, the State Comptroller issued its audit of the State's 1994-1995 fiscal year prepared in accordance with generally accepted auditing standards. The State completed its 1994-1995 fiscal year with a General Fund operating deficit of $1.426 billion, as compared with an operating surplus of $914 million for the previous fiscal year. The 1994-1995 fiscal year deficit was caused by several factors including the adoption of changes in accounting methodologies by the State Comptroller. The State used $1.026 billion of the 1993-1994 fiscal year surplus in the 1994-1995 fiscal year.

    The State ended its 1995-1996 fiscal year in balance, with a reported 1995-1996 General Fund cash surplus of $445 million. Prior to adoption of the State's 1995-1996 fiscal year budget, the State had projected a potential budget gap of approximately $5 billion, which was closed primarily through spending reductions, cost containment measures, State agency actions and local assistance reforms.

    The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

    During the past several years, the State has been forced to borrow on a seasonal basis due to cash flow timing problems. In June, 1990, the Local Government Assistance Corporation ("LGAC") was formed as a public benefit corporation for the purpose of issuing long term obligations designed to eliminate this need. The legislation which created the LGAC specified that the obligations will be amortized over no more than 30 years and put a $4.7 billion dollar cap, net of LGAC proceeds, on the seasonal borrowing program. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. This cap may be exceeded in cases where the Governor and the legislature have certified the need for additional borrowing and have devised a method for reducing it back to the cap no later than the fourth fiscal year after the limit is exceeded. If this cap were to be exceeded, it could result in action by the rating agencies which could adversely affect prices of bonds held by the Portfolio.

    In 1975, New York City encountered severe financial difficulties which impaired and continues to impair the borrowing ability of the City. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles. Pursuant to the laws of the State, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City implemented various actions to close projected budget gaps of $3.3 billion, $2.3 billion, $3.1 billion and $2.7 billion for the 1994, 1995, 1996 and 1997 fiscal years, respectively. Such actions included, among others, tax increases, service and personnel reductions, productivity savings, debt refinancings, asset sales and cost savings related to employee benefits. For the 1998 fiscal year, the City previously projected a budget gap of $720 million after taking into account the prepayment in the 1997 fiscal year of $856 million of debt service due in the 1998 and 1999 fiscal years. Various gap-closing actions to balance the 1998 fiscal year budget include advancing fiscal year 1997 surplus into fiscal year 1998, reductions in entitlement programs, federal welfare reform savings, additional state aid, cost saving initiatives and asset sales. The City currently projects budget gaps of $2.0 billion, $2.9 billion and $2.7 billion for its 1999, 2000 and 2001 fiscal years, respectively. The City's gap-closing plans for the 1999 through 2001 fiscal years include savings from restructuring city government and privatization, City agency actions, additional State aid, asset sales and cost saving actions related to entitlement programs and procurement. There can be no assurance that additional gap-closing measures will not be required, the implementation of which could adversely affect the City's economic base, and there is no assurance that such measures will enable the City to achieve a balanced budget, as required by State law, for any of the 1998 through 2001 fiscal years. Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the New York City Transitional Finance Authority (TFA) primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. In 1997, the State enacted the New York City Transitional Finance Authority Act (the "Finance Authority Act"), which created the TFA, to assist the City to avoid certain state constitutional debt limitations. The TFA is authorized to issue up to $7.5 billion in long-term debt. On June 2, 1997 an action was brought in the State Supreme Court, Albany County seeking a declaratory judgment declaring that the Finance Authority Act to be unconstitutional. If the Finance Authority Act were voided, and depending on whether the New York State Legislature took other action which would provide relief to the City under the general debt limit, the City might be required to curtail its currently defined capital program early in the 1998 fiscal year. The fiscal health of New York City, which is the largest issuer of municipal bonds in the country and a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the State. Bond values of the Municipal Assistance Corporation, the State of New York, the New York Local Government Assistance Corporation, the New York State Dormitory Authority, the New York City Municipal Water Finance Authority and The Metropolitan Transportation Authority would be particularly affected by serious financial difficulties encountered by New York City. The Portfolio could be expected to hold bonds issued by many, if not all of these issuers, at any given time.

    As of 1997, the City's general obligation bonds were rated "Baa1," "BBB+" and "A-" by Moody's, S&P and Fitch, respectively. On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A- to BBB+. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on obligations held by the Portfolio. Ratings for the State are Moody's "A(2)", S&P "A-" and Fitch "A+".


    The State's economic and fiscal viability are mutually and intricately tied to those of its authorities and localities, which make up the major portion of State bond issuance. Any serious financial difficulties encountered by these entities, including their inability to access capital markets, would have a significant, adverse effect upon the value of bonds issued elsewhere within the State and thus upon the value of the interests in the Portfolio. State plans to reduce aid to local cities and towns may have a negative impact on municipal finances and ratings throughout the State. Such ratings changes could erode the value of their bonds and/or lead to defaults.


    The State either guarantees or supports lease-purchase agreements or contractual obligations, financing arrangements or through moral obligation provisions, a large amount of Authority indebtedness. While debt service is normally paid out of revenues generated by the projects of the Authorities, the State has, from time to time, had to appropriate amounts to enable the Authorities to meet their financial obligations and, in some cases, to prevent default.

                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $100,013,748. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $557,305, $722,493 and $845,836, respectively (equivalent to 0.46% of the Portfolio's average daily net assets for each such year). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and may be continued as described under "Investment Adviser and Administrator" in
Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997, 1996 and for the period from the start of business, July 6, 1994, to March 31, 1995, $17,497, $17,527, and $13,702, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $455, all of which was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sale of shares of the Fund during the fiscal years ended March 31, 1997, 1996 and for the period from the start of business, July 6, 1994, to March 31, 1995 were $3,684, $9,921 and $3,211, respectively, of which $101, $33 and $13, respectively, was received by the Principal Underwriter and $3,583, $9,888 and $3,198, respectively, was received by Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $10.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $40,494 and $11,615, respectively, on portfolio security transactions aggregating $360,095,562 and $104,037,530, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                      AGGREGATE               AGGREGATE             TOTAL COMPENSATION
                                                     COMPENSATION            COMPENSATION             FROM TRUST AND
NAME                                                  FROM FUND             FROM PORTFOLIO             FUND COMPLEX
----                                                  ---------             --------------             ------------
Donald R. Dwight ..............................          $0                     $1,557(2)                $145,000(5)
Samuel L. Hayes, III ..........................           0                      1,808(3)                 155,000(6)
Norton H. Reamer ..............................           0                      1,687                    145,000
John L. Thorndike .............................           0                      1,818(4)                 148,750(7)
Jack L. Treynor ...............................           0                      1,796                    150,000

------------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $686 of deferred compensation.
(3) Includes $312 of deferred compensation.
(4) Includes $917 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, Nicole Anderes (35) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 23, 1997. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994 and is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 29, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on July 6, 1994 reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/ or service fees and certain other expenses.


                         VALUE OF A $1,000 INVESTMENT


                                                                        TOTAL RETURN EXCLUDING          TOTAL RETURN INCLUDING
                                                      VALUE OF           MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
    INVESTMENT       INVESTMENT      AMOUNT OF       INVESTMENT     ------------------------------  ------------------------------
     PERIOD**           DATE        INVESTMENT*      ON 3/31/97       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
     --------           ----        -----------      ----------       ----------      ----------      ----------      ----------
Life of the
Fund                   5/29/92        $977.44        $1,242.74          27.14%          5.09%           24.27%          4.59%
1 Year Ended
3/31/97                3/31/96        $977.05        $1,012.04           3.58%          3.58%            1.20%          1.20%


     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


------------
 *Initial investment less the current maximum sales charge of 2.25%.
**If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.48%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.48% would be 7.34%, assuming a combined federal and State tax rate of 38.99%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.

                            ADDITIONAL TAX MATTERS

    In any year in which the Fund is subject to New York taxation, qualifies as a regulated investment company under Subchapter M of the Code and distributes all of its investment company taxable income and net capital gains, the Fund will not be required to pay any New York State franchise tax or New York City general corporation tax, with the possible exception of certain nominal minimum taxes.

    Distributions from the Fund will not be excluded from net income and shares of the Fund will not be excluded from investment capital in determining New York State or City franchise and corporation taxes for corporate shareholders.

    Shares of the Fund will not be subject to the New York State or City property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 39.16% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentage of outstanding shares of the Fund indicated after their names: Walter O. Roberts Jr., Kenmore, NY 14217 (16.27%); Tice & Co., FBO Manufacturers & Traders, Buffalo, NY 14240 (9.98%); and NFSC FEBO #CIA-341070, Victor Maruri, Chappaqua, NY 10514 (8.79%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Fund changed its name from EV Traditional New York Limited Maturity Tax Free Fund to EV Traditional New York Limited Maturity Municipals Fund on December 15, 1995.

                         TAX EQUIVALENT YIELD TABLES


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State and New York City income tax laws in effect for 1997.

                                                      COMBINED
                                                      FEDERAL,
      SINGLE RETURN             JOINT RETURN          NY STATE      A FEDERAL, NEW YORK STATE AND NEW YORK CITY TAX EXEMPT YIELD OF:
-------------------------  ----------------------    AND NY CITY    ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+        4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------------------------------  ---------------  ---------------------------------------------------------------
                                                                              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
           Up to $ 24,650          Up to $ 41,200      24.55%          5.30%    5.96%    6.63%    7.29%    7.95%    8.62%    9.28%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600      36.14           6.26     7.05     7.83     8.61     9.40    10.18    10.96
      $ 59,751 - $124,650     $ 99,601 - $151,750      38.80           6.54     7.35     8.17     8.99     9.80    10.62    11.44
      $124,651 - $271,050     $151,751 - $271,050      43.24           7.05     7.93     8.81     9.69    10.57    11.45    12.33
            Over $271,050           Over $271,050      46.43           7.47     8.40     9.33    10.27    11.20    12.13    13.07


* Net amount subject to federal, New York State and New York City personal income tax (including New York City personal income tax surcharges) after deductions and exemptions.


+ The first combined tax bracket is calculated using the highest State rate (6.85%) and the highest City rate (including surcharges) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State and City rates are at their maximum (6.85% and 4.457%, respectively) throughout all other brackets. The applicable federal tax rates within each of these combined tax brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State income tax laws in effect for 1996.


                                                      COMBINED
      SINGLE RETURN             JOINT RETURN         FEDERAL AND           A FEDERAL AND NEW YORK STATE TAX EXEMPT YIELD OF:
-------------------------  ----------------------     NY STATE      ---------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+        4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------------------------------  ---------------  ---------------------------------------------------------------
                                                                              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
           Up to $ 24,650          Up to $ 41,200      20.82%          5.05%    5.68%    6.31%    6.95%    7.58%    8.21%    8.84%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600      32.93           5.96     6.71     7.46     8.20     8.95     9.69    10.44
      $ 59,751 - $124,650     $ 99,601 - $151,750      35.73           6.22     7.00     7.78     8.56     9.34    10.11    10.89
      $124,651 - $271,050     $151,751 - $271,050      40.38           6.71     7.55     8.39     9.23    10.06    10.90    11.74
            Over $271,050           Over $271,050      43.74           7.11     8.00     8.89     9.78    10.66    11.55    12.44


* Net amount subject to federal and New York State and personal income tax after deductions and exemptions.


+ The first combined tax bracket is calculated using the highest State rate (6.85%) within the bracket.

Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State rate is the maximum rate, 6.85%, throughout all other brackets. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

Note: Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and New York State and New York City personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New York State and New York City personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The above-indicated combined federal and New York State/City income brackets assume State and City taxes are itemized deductions and do not take into account the effect of a reduction in the deductibility of itemized deductions (including New York State and City income taxes) for taxpayers with adjusted gross income in excess of $121,200, nor do they reflect phaseout of personal exemptions for single and joint filers with adjusted gross income in excess of $121,200 and $181,800, respectively. The effective combined tax brackets and equivalent taxable yields of taxpayers who do not itemize or who are subject to such limitations will be higher than those indicated above. In addition, investors who do not itemize deductions on their federal income tax returns will have higher combined brackets and equivalent taxable yields than indicated above.


    The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND.


                            RISKS OF CONCENTRATION

    The following information as to certain Ohio considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Ohio issuers. Such information supplements the information in the Prospectus and is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Ohio issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The State of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures. The State is effectively prohibited by law from ending a fiscal year or a biennium in a deficit position. The Governor has the power to order State agencies to operate within the State's means. The State carries out most of its operations through the General Revenue Fund ("GRF") which receives general State revenues not otherwise dedicated. GRF revenues are derived mainly from personal income and sales taxes and corporate franchise taxes. State GRF figures generally show a pattern related to national economic conditions, evident in growth and depletion of its GRF ending fund balances, with the June 30 (end of fiscal year) GRF fund balance reduced during less favorable national economic periods and increased during more favorable economic periods.


    The general appropriations act for the 1994-95 biennium appropriated $30.7 billion for GRF purposes. Appropriations for the first fiscal year of the biennium were approximately 9.2% above those for fiscal year 1993 while those for the second year were approximately 6.6% higher than those for fiscal year 1994. These additional appropriations were mainly for increased costs in most State financed programs such as education, Medicaid, mental health and corrections. During the 1992-1993 biennium, the national economic downturn required a $300.2 million transfer from the Budget Stabilization Fund ("BSF") to the GRF. As fiscal year 1992 progressed, reduced tax collections led to a revenue shortfall. This, in combination with additional expenditures, produced a budget deficit. The State addressed this deficit through a combination of budget cuts, tax payment accelerations and a depletion of the BSF. A projected fiscal year 1993 gap of $520 million was covered through a combination of tax increases and a reduction in appropriations. The fiscal year 1994 budget was balanced, and the State's GRF had an ending fund balance of $560 million. The State's financial position continued to improve in 1995. The 1996-97 biennial budget calls for GRF expenditures to increase 9.1% over the 1995-96 biennium.

    For the fiscal year ended June 30, 1996, the Budget Stabilization Fund was up to $828.3 million and the GRF had a $781 million fund balance.

    Local school districts in Ohio receive a major portion of their operating monies from State subsidies, but are dependent upon local taxes for significant portions of their budgets. School districts may submit for voter approval income taxes on the district income of individuals and estates. To date, this income tax has been approved in 119 of the State's 600+ local school districts. A small number of local school districts have in any year required special assistance from the State under a prior program in order to avoid year-end deficits. Forty-four school districts borrowed $68.6 million in fiscal year 1992 and 27 districts borrowed $94.5 million in 1993, including Cleveland which borrowed $75 million. Twenty-eight districts borrowed $41.1 million in fiscal year 1994, twenty-nine districts borrowed $71.1 million in fiscal year 1995 and twenty districts borrowed $87 million in fiscal year 1996. Schools were affected by budget-balancing expenditure reductions discussed above.

    Litigation, similar to that in other states,has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year to permit time for responsive corrective actions. At this time, it is not possible to determine either the outcome or the financial burden which an unfavorable decision would have on either the State's or the local school districts' financial health.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of March 31, 1997, the Portfolio had net assets of $28,469,852. For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid BMR advisory fees of $146,515 and $173,867, respectively (equivalent to 0.48% and 0.47%, respectively, of the Portfolio's average daily net assets for each such year). For the fiscal year ended March 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $185,368 (equivalent to 0.46% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $44,856. The Portfolio's Investment Advisory Agreement with BMR is dated April 9, 1993 and may be continued as described under "Investment Adviser and Administrator" in Part I.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997 and 1995, $2,552 and $23,965, respectively, of the Fund's operating expenses were allocated to the Administrator.

SERVICE PLAN
    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $3,467, all of which was paid to Authorized Firms.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended March 31, 1997 and 1996 were $956 and $2,004, respectively, which amounts were paid to Authorized Firms.

    For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $122.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

BROKERAGE
    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $14,023 and $2,992, respectively, on portfolio security transactions aggregating $98,188,413 and $26,785,801, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                      AGGREGATE               AGGREGATE             TOTAL COMPENSATION
                                                     COMPENSATION            COMPENSATION             FROM TRUST AND
NAME                                                  FROM FUND             FROM PORTFOLIO             FUND COMPLEX
----                                                 ------------           --------------             ------------
Donald R. Dwight ..............................           $0                   $346(2)                   $145,000(5)
Samuel L. Hayes, III ..........................            0                    315(3)                    155,000(6)
Norton H. Reamer ..............................            0                    313                       145,000
John L. Thorndike .............................            0                    322(4)                    148,750(7)
Jack L. Treynor ...............................            0                    346                       150,000

----------
(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.
(2) Includes $153 of deferred compensation.
(3) Includes $52 of deferred compensation.
(4) Includes $158 of deferred compensation.
(5) Includes $47,187 of deferred compensation.
(6) Includes $19,062 of deferred compensation.
(7) Includes $55,276 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I, William H. Ahern, Jr. (38) is a Vice President of the Portfolio. Mr. Ahern has served as a Vice President of the Portfolio since June 19, 1995. Mr. Ahern has been Vice President of Eaton Vance and BMR since January, 1996 and an employee of Eaton Vance since 1989. Mr. Ahern is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from April 16, 1993 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution fees and/or service fees and certain other expenses. If such adjustment were made, the performance would have been lower.


                         VALUE OF A $1,000 INVESTMENT

                                                                           TOTAL RETURN EXCLUDING        TOTAL RETURN INCLUDING
                                                          VALUE OF          MAXIMUM SALES CHARGE          MAXIMUM SALES CHARGE
     INVESTMENT         INVESTMENT      AMOUNT OF        INVESTMENT     --------------------------     -------------------------
      PERIOD**             DATE        INVESTMENT*       ON 3/31/97      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
     ----------         ----------     -----------       ----------      ----------     ----------     ----------     ----------

Life of the
 Fund                    4/16/93         $977.54         $1,127.88         15.38%          3.68%         12.79%          3.09%
1 Year Ended
 3/31/97                 3/31/96         $977.62         $1,019.41          4.27%          4.27%          1.94%          1.94%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
 * Initial investment less the maximum sales charge of 2.25%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.22%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.22% would be 6.57%, assuming a combined federal and State tax rate of 35.76%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table for information concerning applicable tax rates and income brackets.


                                    TAXES

    In the opinion of special tax counsel to the Fund, Squire, Sanders & Dempsey L.L.P., under Ohio law, provided that the Fund continues to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Fund consists of obligations issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (a fund satisfying such requirements being referred to herein as an "Ohio fund"), distributions paid by the Fund with respect to shares ("Distributions") that are properly attributable to interest payments on Ohio Obligations will be exempt from Ohio personal income tax and any municipal and school district income taxes in Ohio. In addition, Distributions of "capital gain dividends," as defined in the Code, that are properly attributable to the Fund's capital gains on the sale, exchange or other disposition of Ohio Obligations, will be exempt from Ohio personal income tax and any municipal or school district income taxes in Ohio. Except as described below, other Distributions will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio.


    Provided the Fund qualifies as an Ohio fund, Distributions will be excluded from the net income base of the Ohio corporation franchise tax to the extent that such Distributions (i) represent exempt-interest dividends for federal income tax purposes or (ii) are properly attributable to interest payments on Ohio Obligations or profit on the sale, exchange or other disposition of Ohio Obligations. However, shares of the Fund will not be excluded from the net worth base for purposes of the Ohio corporation franchise tax.

    Provided the Fund qualifies as an Ohio fund, distributions by the Fund that are properly attributable to interest on obligations of the United States or the governments of Puerto Rico, the Virgin Islands or Guam or their authorities or municipalities are exempt from Ohio personal income tax and any municipal and school district income taxes in Ohio, and are excluded from the net income base of the Ohio corporate franchise tax to the same extent that such interest would be so exempt or excluded if the obligations were held directly by the shareholders.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 27.84% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. In addition, as of such date, the following shareholder owned of record, the percentage of shares indicated: Herbert Hampson & Lois Hampson JTTEN S ACCT, Grafton, OH 44044 (35.27%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Fund changed its name from EV Classic Ohio Limited Maturity Tax Free Fund to EV Classic Ohio Limited Maturity Municipals Fund on December 15, 1995 and to EV Traditional Ohio Limited Maturity Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the Ohio State income tax laws and tax rates applicable for 1997.

                                               COMBINED                  A FEDERAL AND OHIO STATE TAX EXEMPT YIELD OF:
 SINGLE RETURN            JOINT RETURN       FEDERAL AND      4%       4.5%        5%        5.5%        6%        6.5%       7%
---------------------  --------------------   OHIO STATE    -----------------------------------------------------------------------
           (TAXABLE INCOME*)                 TAX BRACKET+                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------  -------------  -----------------------------------------------------------------------
     Up to $ 24,650          Up to $ 41,200     19.42%       4.96%     5.58%      6.21%      6.83%       7.45%      8.07%      8.69%
$ 24,651 - $ 59,750     $ 41,201 - $ 99,600     32.28        5.91      6.64       7.38       8.12        8.86       9.60      10.34
$ 59,751 - $124,650     $ 99,601 - $151,750     35.76        6.23      7.01       7.78       8.56        9.34      10.12      10.90
$124,651 - $271,050     $151,751 - $271,050     40.80        6.76      7.60       8.45       9.29       10.14      10.98      11.82
      Over $271,050           Over $271,050     44.13        7.16      8.05       8.95       9.84       10.74      11.63      12.53


*Net amount subject to federal and Ohio personal income tax after deductions and exemptions.

+The combined tax brackets are calculated using the highest Ohio State rate within the bracket. The combined tax brackets assume that Ohio taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Ohio State income taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations the interest from which is exempt from the regular federal income tax and Ohio personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Ohio personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                                                                    [LOGO]
                                                              EATON VANCE
                                                              ==================
                                                                    Mutual Funds



EV TRADITIONAL
LIMITED MATURITY
MUNICIPAL FUNDS


STATEMENT OF

ADDITIONAL INFORMATION


AUGUST 1, 1997






EV TRADITIONAL CALIFORNIA LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL CONNECTICUT LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL FLORIDA LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL MICHIGAN LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL NEW JERSEY LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL NEW YORK LIMITED MATURITY MUNICIPALS FUND

EV TRADITIONAL OHIO LIMITED MATURITY MUNICIPALS FUND



EV TRADITIONAL
LIMITED MATURITY
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte &Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                    T-LC8/1SAI

                                     PART B


         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                                                     August 1, 1997


                          EV CLASSIC NATIONAL LIMITED

                            MATURITY MUNICIPALS FUND

                               24 Federal Street
                          Boston, Massachusetts 02110
                                 (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic National Limited Maturity Municipals Fund (the "Fund"), National Limited Maturity Municipals Portfolio (the "Portfolio") and certain other series of Eaton Vance Investment Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".


                               TABLE OF CONTENTS                            Page
                                     PART I

Additional Information about Investment Policies..............................................           2
Investment Restrictions.......................................................................           8
Trustees and Officers.........................................................................          10
Investment Adviser and Administrator..........................................................          12
Custodian.....................................................................................          14
Service for Withdrawal........................................................................          15
Determination of Net Asset Value..............................................................          15
Investment Performance........................................................................          16
Taxes.........................................................................................          18
Portfolio Security Transactions...............................................................          20
Other Information.............................................................................          22
Independent Certified Public Accountants......................................................          23
Financial Statements..........................................................................          23
Tax Equivalent Yield Table....................................................................          24
Appendix......................................................................................          25
                                                 PART II
Fees and Expenses.............................................................................         a-1
Principal Underwriter.........................................................................         a-2
Distribution Plan.............................................................................         a-2
Performance Information.......................................................................         a-5
Control Persons and Principal Holders of Securities...........................................         a-5


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS

    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.



    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).


    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.


    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations are dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds listed might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.


    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING

    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the portfolio turnover rate of the Portfolio in prior fiscal years, see "Supplementary Data" in "Financial Statements".


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.


    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


FLOATING OR VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase floating or variable rate obligations. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Floating or variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING

    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administration expenses and any finder's fees, justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CTFC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures contracts and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").



ASSET COVERAGE REQUIREMENTS


    Transactions involving when-issued securities, the lending of Portfolio securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (including municipal debt obligations) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.



SHORT-TERM OBLIGATIONS

    Although the Portfolio will normally attempt to invest substantially all of its assets in municipal obligations, the Portfolio may, under normal market conditions, invest up to 20% of its net assets in short-term obligations the interest on which is subject to federal income tax, and/or federal alternative minimum tax. Such short-term taxable obligations may include, but are not limited to, certificates of deposit, commercial paper, short-term notes and obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. During periods of adverse market conditions, the Portfolio may temporarily invest more than 20% of its assets in such short-term taxable obligations, all of which will be high quality obligations.

                            INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); or (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determine to be liquid.


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.


    Whenever an investment policy or investment restriction set forth in the Prospectus or in this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and the Portfolio must always be in compliance with the borrowing policies set forth above.



                             TRUSTEES AND OFFICERS



    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                    TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (66), Trustee


President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.

Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*


President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.



SAMUEL L. HAYES, III (62), Trustee

Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers
  Field Road, Boston, Massachusetts 02134


NORTON H. REAMER (61), Trustee


President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.

Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (70), Trustee


Former Director of Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.

Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (67), Trustee

Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                    OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (53), President

Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.


WILLIAM H. AHERN, JR. (38), Vice President of the Portfolio


Vice President of BMR and Eaton Vance since January, 1996. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Portfolio on June 23, 1996.



ROBERT B. MACINTOSH (40), Vice President


Vice President of BMR since August 11, 1992 and of Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust and the Portfolio on March 22, 1993.



JAMES L. O'CONNOR (52), Treasurer

Vice President of BMR, Eaton Vance and EV. Officer of various other investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (56), Secretary


Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.



JANET E. SANDERS (61), Assistant Secretary and Assistant Treasurer

Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (34), Assistant Secretary


Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.



ERIC G. WOODBURY (40), Assistant Secretary


Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.



    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.



    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.



    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.



    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees, see "Fees and Expenses" in the Fund's Part II.


                      INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated October 13, 1992. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $17 billion.



    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.



    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.



    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying price options. A staff of 32 (including 9 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 47 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion.



    The following persons manage one or more of the Eaton Vance limited maturity municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Fund's current Prospectus.



    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.



    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992-1993.



    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.



    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.



    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As of March 31, 1997, the Portfolio had net assets of $102,503,516. For the fiscal years ended March 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $575,268, $717,356 and $817,082, respectively, (equivalent to 0.48%, 0.47%, and
0.46% of the Portfolio's average daily net assets for such years).



    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.



    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.



    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.



    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common

Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of July 31, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Dynner and Hawkes are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Fetter, MacIntosh, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.



    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.



    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                   CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.



    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                             SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                        DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interests in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                             INVESTMENT PERFORMANCE


    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum initial sales charge from the initial $1,000 purchase order or (ii) a complete redemption of the investment and, if applicable, the deduction of the CDSC at the end of the period. For further information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.



    Yield is computed pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including, if applicable, the maximum initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. The yield figure does not reflect the deduction of any CDSC which (if applicable) is imposed on certain redemptions at the rate set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. Yield calculations assume the current maximum sales charge (if applicable) set forth under "How to Buy Fund Shares" in the Fund's current Prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by one minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.



    The Principal Underwriter may publish to Authorized Firms the Fund's distribution rate and/or effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share or, where applicable, the maximum public offering price per share (which includes the maximum initial sales charge). The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.



    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.



    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, ratings, charts and/or illustrations prepared by independent sources, (such as Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effect on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.



    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.



    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds, and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific goals. Such information may address:

     -- cost associated with aging parents;
     -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
     -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).


    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                     TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended March 31, 1997. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.



    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the

Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.



    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.



    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.


    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities, and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its status.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.



    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if (i) the shareholder is engaged in a trade or business in the United States, (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions.

STATE, LOCAL AND FOREIGN TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders, with respect to net tax exempt income earned, the percentage representing the proportionate ratio of such income earned in each state.


    Shareholders should consult their own tax advisers with respect to the state, local and, where applicable, foreign tax consequences of investing in the Fund.


                        PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.



    For the fiscal years ended March 31, 1997 and 1996, the Portfolio paid brokerage commissions of $61,353 and $11,212, respectively, on portfolio security transactions aggregating approximately $477,279,677 and $102,185,731, respectively, to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended March 31, 1995, the Portfolio paid no brokerage commissions on portfolio transactions.


                               OTHER INFORMATION


    The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated October 23, 1985, as amended, and was originally called Eaton Vance California Municipals Trust. The Trust changed its name to Eaton Vance Investment Trust on April 28, 1992. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.



    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.



    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.



    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The

Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.



    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.



    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class.) Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.



    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such meeting.


    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.



    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                              FINANCIAL STATEMENTS


    The audited financial statements of and the independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.



    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended March 31, 1997, as previously filed electronically with the Commission:



              EV Classic National Limited Maturity Municipals Fund


                 National Limited Maturity Municipals Portfolio


                      (Accession No. 0000950109-97-004453)



             EV Marathon National Limited Maturity Municipals Fund


                 National Limited Maturity Municipals Portfolio


                      (Accession No. 0000950109-97-004456)



            EV Traditional National Limited Maturity Municipals Fund


                 National Limited Maturity Municipals Portfolio


                      (Accession No. 0000950109-97-004418)

                           TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax laws and tax rates applicable to 1997.



                        JOINT RETURN          MARGINAL                               TAX-EXEMPT YIELD
                      -----------------        INCOME       ------------------------------------------------------------------
  SINGLE RETURN                                  TAX
-----------------                              BRACKET
           (TAXABLE INCOME)*                                 4%      4.5%      5%       5.5%        6%        6.5%        7%
---------------------------------------       ---------     ------------------------------------------------------------------
                                                                                 EQUIVALENT TAXABLE YIELD
    Up to $24,650     Up to $    41,200          15.00%     4.71%    5.29%    5.88%     6.47%      7.06%       7.65%      8.24%
$ 24,651-$ 59,750     $ 41,201-$ 99,600          28.00      5.56     6.25     6.94       7.64       8.33       9.03       9.72
$ 59,751-$124,650     $ 99,601-$151,750          31.00      5.80     6.52     7.25       7.97       8.70       9.42      10.14
$124,651-$271,050     $151,751-$271,050          36.00      6.25     7.03     7.81       8.59       9.38      10.16      10.94
    Over $271,050         Over $271,050          39.60      6.62     7.45     8.28       9.11       9.93      10.76      11.59
---------------------------------------                     ------------------------------------------------------------------


* Net amount subject to federal personal income tax after deductions and exemptions.


Note: The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $121,200, nor the effects of phaseout of personal exemptions for single and joint filers with adjusted gross incomes in excess of $121,200 and $181,800, respectively. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.



Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. This table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                    APPENDIX

                       DESCRIPTION OF SECURITIES RATINGS+
                        MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

---------------

+ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


MUNICIPAL SHORT-TERM OBLIGATIONS
RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                        STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.


CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating.


C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


C1: The rating C1 is reserved for income bonds on which no interest is being paid.


D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.


NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


MUNICIPAL NOTES
S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus (+) designation;

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                         FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                      STATEMENT OF ADDITIONAL INFORMATION

                                    PART II


    This Part II provides information about EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND. The Fund changed its name from EV Classic National Limited Maturity Tax Free Fund to EV Classic National Limited Maturity Municipals Fund on December 8, 1995.


                               FEES AND EXPENSES
ADMINISTRATOR

    As stated under "Investment Adviser and Administrator" in Part I, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1996 and 1995, $47,974 and $55,835, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN

    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $73,713 on sales of shares of the Fund. During the same period, the Fund paid or accrued sales commissions under the Plan aggregating $83,306 and the Principal Underwriter received approximately $1,000 in CDSCs which were imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,466,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $16,649 of which $14,661 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $355.00 for repurchase transactions handled by the Principal Underwriter.


TRUSTEES

    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):



                                                        AGGREGATE        AGGREGATE       TOTAL COMPENSATION
                                                       COMPENSATION     COMPENSATION       FROM TRUST AND
                           NAME                         FROM FUND      FROM PORTFOLIO       FUND COMPLEX
      ----------------------------------------------   ------------    --------------    ------------------
      Donald R. Dwight..............................       $ 35            $1,557(2)          $145,000(5)
      Samuel L. Hayes, III..........................         31             1,808(3)           155,000(6)
      Norton H. Reamer..............................         31             1,687              145,000
      John L. Thorndike.............................         32             1,818(4)           148,750(7)
      Jack L. Treynor...............................         35             1,796              150,000



(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.


(2) Includes $686 of deferred compensation.


(3) Includes $312 of deferred compensation.


(4) Includes $917 of deferred compensation.


(5) Includes $47,187 of deferred compensation.


(6) Includes $19,062 of deferred compensation.


(7) Includes $55,276 of deferred compensation.


                             PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


                               DISTRIBUTION PLAN


    The Plan is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.



    The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.



    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the

Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.



    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges under the Fund's Plan.



    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.



    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions of Fund shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.



    Currently, payments of sales commissions and distribution fees and of service fees may equal .90% of the Fund's average daily net assets per annum. For the actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore paid to the Principal Underwriter under the Plan, and from CDSCs, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.



    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.



    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                            PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 22, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on December 8, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.


                          VALUE OF A $1,000 INVESTMENT


                                          VALUE OF INVEST-   VALUE OF INVEST-
                                            MENT BEFORE         MENT AFTER        TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                           DEDUCTING THE      DEDUCTING THE       DEDUCTING THE CDSC        DEDUCTING THE CDSC*
  INVESTMENT    INVESTMENT   AMOUNT OF        CDSC ON            CDSC* ON       -----------------------   -----------------------
    PERIOD         DATE      INVESTMENT       3/31/97            3/31/97        CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
--------------  ----------   ----------   ----------------   ----------------   ----------   ----------   ----------   ----------
Life of the
Fund**           5/22/92       $1,000        $ 1,245.93         $ 1,245.93         24.59%     4.63%          24.59%     4.63%
1 Year
Ended
  3/31/97**      3/31/96       $1,000        $ 1,029.52         $ 1,019.52          2.95%     2.95%           1.95%     1.95%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
---------------
 * No CDSC is imposed on certain redemptions. See the Fund's current Prospectus. ** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.23%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.23% would be 6.13%, assuming a federal tax rate of 31%.


    See the Tax Equivalent Yield Table in Part I for information concerning applicable tax rates and income brackets.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 38.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[LOGO]
EATON VANCE
===========
  Mutual Funds
                EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
--------------------------------------------------------------------------------
                STATEMENT OF ADDITIONAL INFORMATION


                AUGUST 1, 1997


















EV CLASSIC
NATIONAL LIMITED MATURITY MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110              C-LNASAI

                                     PART B


         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                                                     August 1, 1997


                          EV MARATHON NATIONAL LIMITED

                            MATURITY MUNICIPALS FUND

                               24 Federal Street
                          Boston, Massachusetts 02110
                                 (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon National Limited Maturity Municipals Fund (the "Fund"), National Limited Maturity Municipals Portfolio (the "Portfolio") and certain other series of Eaton Vance Investment Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".


                               TABLE OF CONTENTS                            Page
                                     PART I


Additional Information about Investment Policies..............................................           2
Investment Restrictions.......................................................................           8
Trustees and Officers.........................................................................          10
Investment Adviser and Administrator..........................................................          12
Custodian.....................................................................................          14
Service for Withdrawal........................................................................          15
Determination of Net Asset Value..............................................................          15
Investment Performance........................................................................          16
Taxes.........................................................................................          18
Portfolio Security Transactions...............................................................          20
Other Information.............................................................................          22
Independent Certified Public Accountants......................................................          23
Financial Statements..........................................................................          23
Tax Equivalent Yield Table....................................................................          24
Appendix......................................................................................          25
                                                 PART II
Fees and Expenses.............................................................................         a-1
Principal Underwriter.........................................................................         a-2
Distribution Plan.............................................................................         a-2
Performance Information.......................................................................         a-4
Control Persons and Principal Holders of Securities...........................................         a-4



    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).



    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND CONTAINED IN THIS AMENDMENT.

                      STATEMENT OF ADDITIONAL INFORMATION

                                    PART II


    This Part II provides information about EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND. The Fund changed its name from Eaton Vance National Limited Maturity Tax Free Fund to EV Marathon National Limited Maturity Tax Free Fund on January 11, 1994 and to EV Marathon National Limited Maturity Municipals Fund on December 8, 1995.


                               FEES AND EXPENSES


DISTRIBUTION PLAN



    During the fiscal year ended March 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $33,757 on sales of Class I shares of the Fund. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $607,612 and the Principal Underwriter received approximately $241,000 in CDSCs imposed on early redeeming shareholders. These payments reduced uncovered distribution charges under the Plan. As at March 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $542,000. During the fiscal year ended March 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $133,657 for Class I shares and $10,522 for Class II shares, of which $132,950 and $10,153, respectively was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER


    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $1,667.50 for repurchase transactions handled by the Principal Underwriter.



TRUSTEES



    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio, and the funds in the Eaton Vance fund complex(1):



                                                         AGGREGATE        AGGREGATE        TOTAL COMPENSATION
                                                        COMPENSATION     COMPENSATION        FROM TRUST AND
                             NAME                        FROM FUND      FROM PORTFOLIO        FUND COMPLEX
      --------------------------------------------------------------    --------------    --------------------
      Donald R. Dwight                                      $523           $  1,557(2)         $  145,000(5)
      Samuel L. Hayes, III                                   473              1,808(3)            155,000(6)
      Norton H. Reamer                                       470              1,687               145,000
      John L. Thorndike                                      484              1,818(4)            148,750(7)
      Jack L. Treynor                                        519              1,796               150,000



(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.


(2) Includes $686 of deferred compensation.


(3) Includes $312 of deferred compensation.


(4) Includes $917 of deferred compensation.


(5) Includes $47,187 of deferred compensation.


(6) Includes $19,062 of deferred compensation.


(7) Includes $55,276 of deferred compensation.

                             PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.


                               DISTRIBUTION PLAN


    The Plan applicable to Class I shares is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund.



    The Plan provides that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class I shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 3% of the amount received by the Fund for each Class I share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.



    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of Class I shares and will accordingly reduce the net assets of the Class I shares upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day by the Fund is limited to 1/365 of .75% of the Fund's net assets attributable to Class I shares on such day. The level of the Fund's net assets attributable to Class I shares changes each day and depends upon the amount of sales and redemptions of Class I shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund attributable to Class I shares and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on the Class I shares. The Fund does not accrue possible future payments as a liability of the Class I shares or reduce the current net assets of the Class I shares in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.



    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist uncovered distribution charges.



    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund on behalf of Class I shares to the Principal Underwriter and CDSCs with respect to Class I shares theretofore paid and payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.



    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Class I shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Class I shares upon which a CDSC will be imposed, the level and timing of redemptions of Class I shares upon which no CDSC will be imposed (including redemptions of Class I shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets attributable to Class I shares, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Class I shares accompanied by a low level of early redemptions of Class I shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.



    Currently payments of sales commissions and distribution fees and of service fees may equal .90% of the Fund's average daily net assets per annum. For actual payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this
Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Class I shares and through amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class I shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.



    The Plan continues in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time with respect to one or more classes of shares of the Fund by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of that class of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected class of the Fund and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.



    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                            PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 22, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997.


                          VALUE OF A $1,000 INVESTMENT


                                          VALUE OF INVEST-   VALUE OF INVEST-
                                            MENT BEFORE         MENT AFTER        TOTAL RETURN BEFORE       TOTAL RETURN AFTER
                                           DEDUCTING THE      DEDUCTING THE       DEDUCTING THE CDSC       DEDUCTING THE CDSC***
  INVESTMENT    INVESTMENT   AMOUNT OF        CDSC ON           CDSC*** ON      -----------------------   -----------------------
    PERIOD         DATE      INVESTMENT       3/31/97            3/31/97        CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
--------------  ----------   ----------   ----------------   ----------------   ----------   ----------   ----------   ----------
Life of the
Fund**           5/22/92  *    $1,000        $ 1,255.25         $ 1,255.25         25.52%     4.79%          25.52%     4.79%
1 Year
Ended
3/31/97          3/31/96       $1,000        $ 1,033.04         $ 1,003.34          3.30%     3.30%           0.33%     0.33%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
---------------
  *Investment operations began on May 22, 1992.
 **If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.
***No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.12%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.12% would be 5.97%, assuming a federal tax rate of 31%.


    See the Tax Equivalent Yield Table in Part I for information concerning applicable tax rates and income brackets.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL was the record owner of approximately 14.3% and 28.2%, respectively, of the outstanding Class I and Class II shares which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it has voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more the Fund's outstanding shares as of such date.

--------------------------------------------------------------------------------
[LOGO]
EATON VANCE
===========
  Mutual Funds
--------------------------------------------------------------------------------


EV MARATHON

NATIONAL LIMITED MATURITY

MUNICIPALS FUND




STATEMENT OF

ADDITIONAL INFORMATION


AUGUST 1, 1997








EV MARATHON NATIONAL LIMITED MATURITY
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110              M-LNASAI

                                     PART B


         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                    STATEMENT OF
                                                    ADDITIONAL INFORMATION

                                                    August 1, 1997


                        EV TRADITIONAL NATIONAL LIMITED

                            MATURITY MUNICIPALS FUND
                               24 Federal Street
                          Boston, Massachusetts 02110
                                 (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about EV Traditional National Limited Maturity Municipals Fund (the "Fund"), National Limited Maturity Municipals Portfolio (the "Portfolio") and certain other series of Eaton Vance Investment Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate,
Part I includes cross-references to the relevant sections of Part II, that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                               TABLE OF CONTENTS                            Page
                                     PART I


Additional Information about Investment Policies..............................................           2
Investment Restrictions.......................................................................           8
Trustees and Officers.........................................................................           9
Investment Adviser and Administrator..........................................................          11
Custodian.....................................................................................          14
Service for Withdrawal........................................................................          14
Determination of Net Asset Value..............................................................          15
Investment Performance........................................................................          15
Taxes.........................................................................................          17
Portfolio Security Transactions...............................................................          19
Other Information.............................................................................          21
Independent Certified Public Accountants......................................................          23
Financial Statements..........................................................................          23
Tax Equivalent Yield Table....................................................................          24
Appendix......................................................................................          25
                                                 PART II
Fees and Expenses.............................................................................         a-1
Services for Accumulation.....................................................................         a-2
Principal Underwriter.........................................................................         a-2
Service Plan..................................................................................         a-3
Performance Information.......................................................................         a-4
Control Persons and Principal Holders of Securities...........................................         a-4



    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED AUGUST 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).



    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND CONTAINED IN THIS AMENDMENT.

                      STATEMENT OF ADDITIONAL INFORMATION

                                    PART II


    This Part II provides information about EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND. The Fund changed its name from EV Traditional National Limited Maturity Tax Free Fund to EV Traditional National Limited Maturity Municipals Fund on December 8, 1995.


                               FEES AND EXPENSES

ADMINISTRATOR

    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal years ended March 31, 1997 and 1996 and for the period from the start of business, June 3, 1994, to March 31, 1995, $21,316, $54,321 and $33,570,
respectively, of the Fund's operating expenses were allocated to the Administrator.


SERVICE PLAN

    During the fiscal year ended March 31, 1997, the Fund made service fee payments under the Plan aggregating $5,843 of which $3,632 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER

    The total sales charges paid in connection with sales of shares of the Fund for the fiscal year ended March 31, 1997 was $9,555, of which $204 was received by the Principal Underwriter and $9,351 was received by Authorized Firms. The total sales charges paid in connection with sales of shares of the Fund for the fiscal year ended March 31, 1996 and for the period from the start of business, June 3, 1994, to March 31, 1995, were $22,571 and $8,585, respectively. All of such amounts were paid to Authorized Firms.



    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended March 31, 1997, the Fund paid the Principal Underwriter $355.00 for repurchase transactions handled by the Principal Underwriter.



TRUSTEES


    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended March 31, 1997, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, the Portfolio and the funds in the Eaton Vance fund complex(1):



                                                                             AGGREGATE
                                                             AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                                                            COMPENSATION        FROM          FROM TRUST AND
                             NAME                            FROM FUND       PORTFOLIO         FUND COMPLEX
      ---------------------------------------------------   ------------    ------------    ------------------
      Donald R. Dwight...................................       $ 35           $1,557(2)         $145,000(5)
      Samuel L. Hayes, III...............................         31            1,808(3)          155,000(6)
      Norton H. Reamer...................................         31            1,687             145,000
      John L. Thorndike..................................         32            1,818(4)          148,750(7)
      Jack L. Treynor....................................         35            1,796             150,000



(1) The Eaton Vance fund complex consists of 213 registered investment companies or series thereof.


(2) Includes $686 of deferred compensation.


(3) Includes $312 of deferred compensation.


(4) Includes $917 of deferred compensation.


(5) Includes $47,187 of deferred compensation.


(6) Includes $19,062 of deferred compensation.


(7) Includes $55,276 of deferred compensation.

                           SERVICES FOR ACCUMULATION

    The following services are voluntary, involve no extra charge other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. Any investor considering signing a Statement of Intention should read it carefully.


    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate amount. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                             PRINCIPAL UNDERWRITER


    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.


    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may also be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial account.


    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. See "Fees and Expenses" in this
Part II for the sales charge paid to the Principal Underwriter.



    See the Statement of Assets and Liabilities in the Fund's Financial Statements in this Part II for a specimen price make-up sheet showing the computation of maximum offering price per share as at March 31, 1997.


                                  SERVICE PLAN


    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if the Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.



    The Plan continues in effect from year to year, for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated at any time by vote of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund.



    Under the Plan, requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For the service fees paid under the Plan, see "Fees and Expenses" in this Part II.


                            PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 22, 1992 through March 31, 1997 and for the one-year period ended March 31, 1997. The total return for the period prior to the Fund's commencement of operations on June 3, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Total return for this time period has not been adjusted to reflect the Fund's distribution and/or service fees and certain other expenses. If such adjustments were made, the performance would have been lower.


                          VALUE OF A $1,000 INVESTMENT


                                                                           TOTAL RETURN                  TOTAL RETURN
                                       VALUE OF       VALUE OF        EXCLUDING SALES CHARGE        INCLUDING SALES CHARGE
    INVESTMENT         INVESTMENT      INITIAL       INVESTMENT     --------------------------    --------------------------
      PERIOD              DATE        INVESTMENT*    ON 3/31/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
-------------------    -----------    ----------     ----------     ----------     -----------    ----------     -----------
Life of Fund**           5/22/92       $ 977.56      $1,254.72         28.35%         5.27%          25.47%         4.78%
1 Year Ended**
03/31/97                 3/31/96       $ 977.42      $1,016.66          4.02%         4.02%           1.67%         1.67%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
---------------


 * Initial investment less the applicable maximum sales charge of 2.25%.

** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended March 31, 1997, the yield of the Fund was 4.52%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.52% would be 6.55%, assuming a federal tax rate of 31%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.


    See the Tax Equivalent Yield Table in Part I for information concerning applicable tax rates and income brackets.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at June 30, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of June 30, 1997, Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL and Mars & Co., Boston, MA were the record owners of approximately 15.8% and 44.5%, respectively, of the outstanding shares, which they held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. In addition, as of such date, the following shareholder owned beneficially and of record the percentage of outstanding shares of the Fund indicated: Michigan National Bank, FBO Robert J. Phelps, Farmington Hills, MI (13.9%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                                                                  [LOGO]
                                                                  EATON VANCE
EV TRADITIONAL                                                    ==============
                                                                    Mutual Funds
NATIONAL LIMITED MATURITY

MUNICIPALS FUND




STATEMENT OF ADDITIONAL INFORMATION


AUGUST 1, 1997










EV TRADITIONAL NATIONAL LIMITED MATURITY
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        T-LNASAI

                                    PART C
                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

(a)           FINANCIAL STATEMENTS


                INCLUDED IN PART A ARE "FINANCIAL HIGHLIGHTS" FOR THE FOLLOWING FUNDS FOR FISCAL PERIODS
              FROM THE START OF BUSINESS TO MARCH 31, 1997:


                  For EV Classic Florida Limited Maturity Municipals Fund (start of business, December 8,
                    1993).
                  For EV Classic Massachusetts Limited Maturity Municipals Fund (start of business, December
                    9, 1993).
                  For EV Classic New York Limited Maturity Municipals Fund (start of business, December 8,
                    1993).
                  For EV Classic Pennsylvania Limited Maturity Municipals Fund (start of business, December
                    8, 1993).
                  For EV Classic National Limited Maturity Municipals Fund (start of business, December 8,
                    1993).
                  For EV Marathon California Limited Maturity Municipals Fund (start of business May 29,
                    1992).
                  For EV Marathon Connecticut Limited Maturity Municipals Fund (start of business April 16,
                    1993).
                  For EV Marathon Florida Limited Maturity Municipals Fund (start of business May 29, 1992).
                  For EV Marathon Massachusetts Limited Maturity Municipals Fund (start of business June 1,
                    1992).
                  For EV Marathon Michigan Limited Maturity Municipals Fund (start of business April 16,
                    1993).
                  For EV Marathon New Jersey Limited Maturity Municipals Fund (start of business June 1,
                    1992).
                  For EV Marathon New York Limited Maturity Municipals Fund (start of business May 29,
                    1992).
                  For EV Marathon Ohio Limited Maturity Municipals Fund (start of business April 16, 1993).
                  For EV Marathon Pennsylvania Limited Maturity Municipals Fund (start of business June 1,
                    1992).
                  For EV Marathon National Limited Maturity Municipals Fund (start of business May 22,
                    1992).
                  For EV Traditional California Limited Maturity Municipals Fund (start of business,
                    December 8, 1993).
                  For EV Traditional Connecticut Limited Maturity Municipals Fund (start of business,
                    December 27, 1993).
                  For EV Traditional Florida Limited Maturity Municipals Fund (start of business, July 5,
                    1994).
                  For EV Traditional Michigan Limited Maturity Municipals Fund (start of business, December
                    8, 1993).
                  For EV Traditional New Jersey Limited Maturity Municipals Fund (start of business,
                    December 8, 1993).
                  For EV Traditional New York Limited Maturity Municipals Fund (start of business, July 6,
                    1994).
                  For EV Traditional Ohio Limited Maturity Municipals Fund (start of business, December 8,
                    1993).
                  For EV Traditional National Limited Maturity Municipals Fund (start of business, June 3,
                    1994).


                INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS CONTAINED IN THE ANNUAL
              REPORTS FOR THE FOLLOWING FUNDS, EACH DATED MARCH 31, 1997 (WHICH WERE PREVIOUSLY FILED
              ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

                  EV Classic Florida Limited Maturity Municipals Fund
                  EV Classic Massachusetts Limited Maturity Municipals Fund
                  EV Classic New York Limited Maturity Municipals Fund

                  EV Classic Pennsylvania Limited Maturity Municipals Fund
                    (Accession No. 0000950156-97-000909)

                  EV Marathon California Limited Maturity Municipals Fund
                  EV Marathon Connecticut Limited Maturity Municipals Fund
                  EV Marathon Florida Limited Maturity Municipals Fund
                  EV Marathon Massachusetts Limited Maturity Municipals Fund
                  EV Marathon Michigan Limited Maturity Municipals Fund
                  EV Marathon New Jersey Limited Maturity Municipals Fund
                  EV Marathon New York Limited Maturity Municipals Fund
                  EV Marathon Ohio Limited Maturity Municipals Fund

                  EV Marathon Pennsylvania Limited Maturity Municipals Fund
                    (Accession No. 0000950156-97-000905)

                  EV Traditional California Limited Maturity Municipals Fund
                  EV Traditional Connecticut Limited Maturity Municipals Fund
                  EV Traditional Florida Limited Maturity Municipals Fund
                  EV Traditional Michigan Limited Maturity Municipals Fund
                  EV Traditional New Jersey Limited Maturity Municipals Fund
                  EV Traditional New York Limited Maturity Municipals Fund

                  EV Traditional Ohio Limited Maturity Municipals Fund
                    (Accession No. 0000950156-97-000902)
                  EV Classic National Limited Maturity Municipals Fund
                    (Accession No. 0000950109-97-004453)
                  EV Marathon National Limited Maturity Municipals Fund
                    (Accession No. 0000950109-97-004456)
                  EV Traditional National Limited Maturity Municipals Fund
                    (Accession No. 0000950109-97-004418)

                    The Financial Statements contained in each Fund's Annual Report include:
                        Statement of Assets and Liabilities
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Financial Highlights
                        Notes to Financial Statements
                        Independent Auditors' Report

            ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF
              CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, CONNECTICUT LIMITED MATURITY MUNICIPALS
              PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY
              MUNICIPALS PORTFOLIO, MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO, NATIONAL LIMITED
              MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK
              LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AND
              PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORTS
              DATED MARCH 31, 1997 OF THE CORRESPONDING FUNDS:

                        Portfolio of Investments
                        Statement of Assets and Liabilities
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Supplementary Data
                        Notes to Financial Statements
                        Independent Auditors' Report


(b)           EXHIBITS:

 (1)(a)       Amended and Restated Declaration of Trust for Eaton Vance Investment Trust dated January
              11, 1993 filed as Exhibit 1(a) to Post-Effective Amendment No. 34 and incorporated herein by reference.
    (b)       Amendment and Restatement of Establishment and Designation of Series dated June 19, 1995 filed as Exhibit 1(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
    (c)       Establishment and Designation of Classes dated March 18, 1996 filed as Exhibit (1)(c) to
              Post-Effective Amendment No. 35 and incorporated herein by reference.
 (2)(a)       By-Laws as amended March 30, 1992, filed as Exhibit 2(a) to Post-Effective Amendment No.
              34 and incorporated herein by reference.
    (b)       Amendment to By-Laws of Eaton Vance Investment Trust dated December 13, 1993 filed as
              Exhibit 2(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
 (3)          Not applicable.
 (4)          Not applicable.
 (5)          Not applicable.

 (6)(a)(1)    Distribution Agreement between Registrant (on behalf of its Classic series) and Eaton
              Vance Distributors, Inc. dated November 1, 1996 filed as Exhibit (6)(a)(1) to Post-
              Effective Amendment No. 37 and incorporated herein by reference.
       (2)    Distribution Agreement between Registrant (on behalf of its Marathon series) and Eaton
              Vance Distributors, Inc. dated November 1, 1996 filed as Exhibit (6)(a)(2) to Post-
              Effective Amendment No. 37 and incorporated herein by reference.
       (3)    Distribution Agreement between Registrant (on behalf of its Traditional series) and
              Eaton Vance Distributors, Inc. dated November 1, 1996 filed as Exhibit (6)(a)(3) to
              Post-Effective Amendment No. 37 and incorporated herein by reference.
    (b)       Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
              filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-
              Effective Amendment No. 61 and incorporated herein by reference.
 (7)          The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No.
              IC-20671 (November 1, 1994).

 (8)(a)       Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as
              Exhibit (8) to Post-Effective Amendment No. 34 and incorporated herein by reference.
    (b)       Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
              1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 35 and incorporated herein by reference.
 (9)          Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995, with attached schedule under Rule 8b-31 under the Investment Company Act of 1940, as amended, regarding each series of the Registrant filed as Exhibit (9) to Post-Effective Amendment
              No. 34 and incorporated herein by reference.

(10)          Opinion of counsel filed herewith.
(11)(a)       Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Classic
              Florida Limited Maturity Municipals Fund, EV Classic Massachusetts Limited Maturity
              Municipals Fund, EV Classic New York Limited Maturity Municipals Fund and EV Classic
              Pennsylvania Limited Maturity Municipals Fund dated July 21, 1997 filed herewith.
    (b)       Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Marathon
              California Limited Maturity Municipals Fund, EV Marathon Connecticut Limited Maturity
              Municipals Fund, EV Marathon Florida Limited Maturity Municipals Fund, EV Marathon
              Massachusetts Limited Maturity Municipals Fund, EV Marathon Michigan Limited Maturity
              Municipals Fund, EV Marathon New Jersey Limited Maturity Municipals Fund, EV Marathon
              New York Limited Maturity Municipals Fund, EV Marathon Ohio Limited Maturity Municipals
              Fund and EV Marathon Pennsylvania Limited Maturity Municipals Fund dated July 21, 1997 filed herewith.
    (c)       Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV
              Traditional California Limited Maturity Municipals Fund, EV Traditional Connecticut
              Limited Maturity Municipals Fund, EV Traditional Florida Limited Maturity Municipals
              Fund, EV Traditional Michigan Limited Maturity Municipals Fund, EV Traditional New
              Jersey Limited Maturity Municipals Fund, EV Traditional New York Limited Maturity
              Municipals Fund and EV Traditional Ohio Limited Maturity Municipals Fund dated July 21,
              1997 filed herewith.
    (d)       Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Classic
              National Limited Maturity Municipals Fund dated July 21, 1997 filed herewith.
    (e)       Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Marathon
              National Limited Maturity Municipals Fund dated July 21, 1997 filed herewith.
    (f)       Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV
              Traditional National Limited Maturity Municipals Fund dated July 21, 1997 filed herewith.

(12)          Not applicable.
(13)          Not applicable.
(14)          Not applicable.
(15)(a)       Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of
              1940, as amended, for Eaton Vance Investment Trust (on behalf of its Classic series)
              dated January 27, 1995, with attached schedule pursuant to Rule 8b-31 under the
              Investment Company Act of 1940, as amended, regarding other Classic series of the
              Registrant filed as Exhibit (15)(a) to Post-Effective Amendment No. 34 and incorporated herein by reference.

       (1)    Amendment dated November 1, 1996 to the Amended Distribution Plan filed as Exhibit
              (15)(a) to Post-Effective Amendment No. 37 and incorporated herein by reference.
    (b)       Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of
              1940, as amended, for Eaton Vance Investment Trust (on behalf of its Marathon series)
              dated June 19, 1995, with attached schedule pursuant to Rule 8b-31 under the Investment
              Company Act of 1940, as amended, regarding other Marathon series of the Registrant filed as Exhibit (15)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.
       (1)    Amendment dated November 1, 1996 to the Amended Distribution Plan filed as Exhibit
              (15)(b) to Post-Effective Amendment No. 37 and incorporated herein by reference.
    (c)       Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Investment Trust (on behalf of its Traditional series) dated
              June 19, 1995, with attached schedule pursuant to Rule 8b-31 under the Investment
              Company Act of 1940, as amended, regarding other Traditional series of the Registrant filed as Exhibit (15)(c) to Post-Effective Amendment No. 34 and incorporated herein by reference.
       (1)    Amendment dated November 1, 1996 to the Amended Service Plan filed as Exhibit (15)(c) to
              Post-Effective Amendment No. 37 and incorporated herein by reference.
(16)          Schedules for Computation of Performance Quotations filed herewith.
(17)(a)       Power of Attorney for Eaton Vance Investment Trust dated April 22, 1997 filed herewith.
    (b)       Power of Attorney for California Limited Maturity Municipals Portfolio, Connecticut
              Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio,
              Massachusetts Limited Maturity Municipals Portfolio, Michigan Limited Maturity
              Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited
              Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio
              Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals
              Portfolio dated April 22, 1997 filed herewith.
(18)          Multi-Class Plan for Eaton Vance Investment Trust dated March 18, 1996 filed as Exhibit
              (18) to Post-Effective Amendment No. 35 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                     (1)                                                     (2)
                               TITLE OF CLASS                                      NUMBER OF RECORD HOLDERS
               Shares of beneficial interest without par value                       as of June 30, 1997
               -----------------------------------------------                     ------------------------

    EV Classic Florida Limited Maturity Municipals Fund                                        76
    EV Classic Massachusetts Limited Maturity Municipals Fund                                  58
    EV Classic National Limited Maturity Municipals Fund                                      236
    EV Classic New York Limited Maturity Municipals Fund                                       77
    EV Classic Pennsylvania Limited Maturity Municipals Fund                                  100
    EV Marathon California Limited Maturity Municipals Fund -- Class I                        448
    EV Marathon California Limited Maturity Municipals Fund -- Class II                       455
    EV Marathon Connecticut Limited Maturity Municipals Fund -- Class I                       203
    EV Marathon Connecticut Limited Maturity Municipals Fund -- Class II                       76
    EV Marathon Florida Limited Maturity Municipals Fund -- Class I                           778
    EV Marathon Florida Limited Maturity Municipals Fund -- Class II                        1,049
    EV Marathon Massachusetts Limited Maturity Municipals Fund -- Class I                   1,010
    EV Marathon Massachusetts Limited Maturity Municipals Fund -- Class II                  1,048
    EV Marathon Michigan Limited Maturity Municipals Fund -- Class I                          312
    EV Marathon Michigan Limited Maturity Municipals Fund -- Class II                         148
    EV Marathon National Limited Maturity Municipals Fund -- Class I                          903
    EV Marathon National Limited Maturity Municipals Fund -- Class II                       1,063
    EV Marathon New Jersey Limited Maturity Municipals Fund -- Class I                        917
    EV Marathon New Jersey Limited Maturity Municipals Fund -- Class II                       976
    EV Marathon New York Limited Maturity Municipals Fund -- Class I                        1,288
    EV Marathon New York Limited Maturity Municipals Fund -- Class II                       1,453
    EV Marathon Ohio Limited Maturity Municipals Fund -- Class I                              452
    EV Marathon Ohio Limited Maturity Municipals Fund -- Class II                             201
    EV Marathon Pennsylvania Limited Maturity Municipals Fund -- Class I                      964
    EV Marathon Pennsylvania Limited Maturity Municipals Fund -- Class II                   1,075
    EV Traditional California Limited Maturity Municipals Fund                                 50
    EV Traditional Connecticut Limited Maturity Municipals Fund                                26
    EV Traditional Florida Limited Maturity Municipals Fund                                    21
    EV Traditional Michigan Limited Maturity Municipals Fund                                   42
    EV Traditional National Limited Maturity Municipals Fund                                   27
    EV Traditional New Jersey Limited Maturity Municipals Fund                                 43
    EV Traditional New York Limited Maturity Municipals Fund                                   18
    EV Traditional Ohio Limited Maturity Municipals Fund                                       44


ITEM 27.  INDEMNIFICATION

    Article IV of the Trust's Amended and Restated Declaration of Trust, dated January 11, 1993, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:


Eaton Vance Growth Trust                          Eaton Vance Mutual Funds Trust
Eaton Vance Income Fund of Boston                 Eaton Vance Prime Rate Reserves
Eaton Vance Investment Trust                      Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust                      EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II                   EV Traditional Worldwide Health Sciences
Eaton Vance Municipal Bond Fund L.P.              Fund, Inc.


    (b)


                 (1)                                        (2)                           (3)
         NAME AND PRINCIPAL                        POSITIONS AND OFFICES         POSITIONS AND OFFICE
          BUSINESS ADDRESS*                     WITH PRINCIPAL UNDERWRITER          WITH REGISTRANT
         ------------------                     --------------------------       --------------------
James B. Hawkes                              Vice President and Director        Vice President and
                                                                                  Trustee
William M. Steul                             Vice President and Director            None
Wharton P. Whitaker                          President and Director                 None
Chris Berg                                   Vice President                         None
Kate B. Bradshaw                             Vice President                         None
David B. Carle                               Vice President                         None
Daniel C. Cataldo                            Vice President                         None
Raymond Cox                                  Vice President                         None
Mark P. Doman                                Vice President                         None
Alan R. Dynner                               Vice President                         Secretary
James Foley                                  Vice President                         None
Michael A. Foster                            Vice President                         None
William M. Gillen                            Senior Vice President                  None
Hugh S. Gilmartin                            Vice President                         None
Perry D. Hooker                              Vice President                         None
Brian Jacobs                                 Senior Vice President                  None
Thomas P. Luka                               Vice President                         None
John Macejka                                 Vice President                         None
Timothy D. McCarthy                          Vice President                         None
Joseph T. McMenamin                          Vice President                         None
Morgan C. Mohrman                            Senior Vice President                  None
James A. Naughton                            Vice President                         None
Mark D. Nelson                               Vice President                         None
Linda D. Newkirk                             Vice President                         None
James L. O'Connor                            Vice President                         Treasurer
Thomas Otis                                  Secretary and Clerk                    None
George D. Owen II                            Vice President                         None
F. Anthony Robinson                          Vice President                         None
Jay S. Rosoff                                Vice President                         None
Benjamin A. Rowland, Jr.                     Vice President, Treasurer and          None
                                               Director
Stephen M. Rudman                            Vice President                         None
John P. Rynne                                Vice President                         None
Kevin Schrader                               Vice President                         None
George V.F. Schwab, Jr.                      Vice President                         None
Cornelius J. Sullivan                        Vice President                         None
David M. Thill                               Vice President                         None
John M. Trotsky                              Vice President                         None
Chris Volf                                   Vice President                         None
Sue Wilder                                   Vice President                         None
----------


*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 600 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 21st day of July, 1997.


                                        EATON VANCE INVESTMENT TRUST

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                           TITLE                           DATE
               ---------                           -----                           ----

                                             President (Chief
/s/ THOMAS J. FETTER                            Executive Officer)             July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                              Treasurer and Principal
                                                Financial and
/s/ JAMES L. O'CONNOR                           Accounting Officer             July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                          July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                           Trustee                          July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                     Trustee                          July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                          July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                          July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                          July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     --------------------------------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES

    California Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        CALIFORNIA LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                             TITLE                            DATE
              ---------                             -----                            ----

                                             President (Chief
/s/ THOMAS J. FETTER                           Executive Officer)               July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                             Treasurer and Principal
                                               Financial and
/s/ JAMES L. O'CONNOR                          Accounting Officer               July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                        Trustee                            July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                          Trustee                            July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                    Trustee                            July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                        Trustee                            July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                       Trustee                            July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                         Trustee                            July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     --------------------------------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    Connecticut Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        CONNECTICUT LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                              TITLE                        DATE
                ---------                              -----                        ----

                                                President (Chief
/s/ THOMAS J. FETTER                              Executive Officer)           July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                                Treasurer and Principal
                                                  Financial and
/s/ JAMES L. O'CONNOR                             Accounting Officer           July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                           Trustee                        July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                             Trustee                        July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                       Trustee                        July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                           Trustee                        July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                          Trustee                        July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                            Trustee                        July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     --------------------------------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    Florida Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        FLORIDA LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                             TITLE                         DATE
                ---------                             -----                         ----

                                             President (Chief
/s/ THOMAS J. FETTER                           Executive Officer)              July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                             Treasurer and Principal
                                               Financial and
/s/ JAMES L. O'CONNOR                          Accounting Officer              July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                        Trustee                           July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                          Trustee                           July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                    Trustee                           July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                        Trustee                           July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                       Trustee                           July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                         Trustee                           July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    Massachusetts Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        MASSACHUSETTS LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                              TITLE                        DATE
                ---------                              -----                        ----

                                                President (Chief
/s/ THOMAS J. FETTER                              Executive Officer)            July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                                Treasurer and Principal
                                                  Financial and
/s/ JAMES L. O'CONNOR                             Accounting Officer            July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                           Trustee                         July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                             Trustee                         July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                       Trustee                         July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                           Trustee                         July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                          Trustee                         July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                            Trustee                         July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    Michigan Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        MICHIGAN LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                           TITLE                         DATE
                 ---------                           -----                         ----


                                              President (Chief
 /s/ THOMAS J. FETTER                           Executive Officer)             July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                              Treasurer and Principal
                                                Financial and
/s/ JAMES L. O'CONNOR                           Accounting Officer             July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                          July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                           Trustee                          July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                     Trustee                          July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                          July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                          July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                          July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    New Jersey Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        NEW JERSEY LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                              TITLE                        DATE
                ---------                              -----                        ----

                                              President (Chief
/s/ THOMAS J. FETTER                            Executive Officer)              July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                              Treasurer and Principal
                                                Financial and
/s/ JAMES L. O'CONNOR                           Accounting Officer              July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                           July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                           Trustee                           July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                     Trustee                           July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                           July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                           July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                           July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    New York Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        NEW YORK LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                             TITLE                        DATE
                 ---------                             -----                        ----

                                              President (Chief
/s/ THOMAS J. FETTER                            Executive Officer)              July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                              Treasurer and Principal
                                                Financial and
/s/ JAMES L. O'CONNOR                           Accounting Officer              July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                           July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                           Trustee                           July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                     Trustee                           July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                           July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                           July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                           July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    Ohio Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        OHIO LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                             TITLE                        DATE
                 ---------                             -----                        ----

                                              President (Chief
/s/ THOMAS J. FETTER                            Executive Officer)              July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                              Treasurer and Principal
                                                Financial and
/s/ JAMES L. O'CONNOR                           Accounting Officer              July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                           July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                           Trustee                           July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                     Trustee                           July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                           July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                           July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                           July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    Pennsylvania Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        PENNSYLVANIA LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

               SIGNATURE                                  TITLE                               DATE
               ---------                                  -----                               ----

                                                President (Chief
/s/ THOMAS J. FETTER                              Executive Officer)           July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                                Treasurer and Principal
                                                  Financial and
/s/ JAMES L. O'CONNOR                             Accounting Officer           July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                           Trustee                        July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                             Trustee                        July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                       Trustee                        July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                           Trustee                        July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                          Trustee                        July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                            Trustee                        July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                  SIGNATURES


    National Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 21st day of July, 1997.


                                        NATIONAL LIMITED MATURITY
                                          MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                            THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                           TITLE                            DATE
                ---------                           -----                            ----

                                              President (Chief
/s/ THOMAS J. FETTER                            Executive Officer)              July 21, 1997
--------------------------------------
    THOMAS J. FETTER

                                              Treasurer and Principal
                                                Financial and
/s/ JAMES L. O'CONNOR                           Accounting Officer              July 21, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                           July 21, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                           Trustee                           July 21, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                     Trustee                           July 21, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                           July 21, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                           July 21, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                           July 21, 1997
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ERIC G. WOODBURY
     ---------------------------------
     ERIC G. WOODBURY
     As Attorney-in-fact


                                EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                                                 PAGE IN SEQUENTIAL
EXHIBIT NO.                                          DESCRIPTION                                  NUMBERING SYSTEM
-----------                                          -----------                                  ----------------

(10)                  Opinion of Counsel.
(11)(a)               Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Classic Florida Limited Maturity Municipals Fund, EV Classic
                      Massachusetts Limited Maturity Municipals Fund, EV Classic New York
                      Limited Maturity Municipals Fund and EV Classic Pennsylvania Limited
                      Maturity Municipals Fund dated July 21, 1997.
    (b)               Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Marathon California Limited Maturity Municipals Fund, EV Marathon
                      Connecticut Limited Maturity Municipals Fund, EV Marathon Florida Limited
                      Maturity Municipals Fund, EV Marathon Massachusetts Limited Maturity
                      Municipals Fund, EV Marathon Michigan Limited Maturity Municipals Fund,
                      EV Marathon New Jersey Limited Maturity Municipals Fund, EV Marathon New
                      York Limited Maturity Municipals Fund, EV Marathon Ohio Limited Maturity
                      Municipals Fund and EV Marathon Pennsylvania Limited Maturity Municipals
                      Fund dated July 21, 1997.
    (c)               Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Traditional California Limited Maturity Municipals Fund, EV
                      Traditional Connecticut Limited Maturity Municipals Fund, EV Traditional
                      Florida Limited Maturity Municipals Fund, EV Traditional Michigan Limited
                      Maturity Municipals Fund, EV Traditional New Jersey Limited Maturity
                      Municipals Fund, EV Traditional New York Limited Maturity Municipals Fund
                      and EV Traditional Ohio Limited Maturity Municipals Fund dated July 21,
                      1997.
    (d)               Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Classic National Limited Maturity Municipals Fund dated July 21,
                      1997.
    (e)               Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Marathon National Limited Maturity Municipals Fund dated July 21,
                      1997.
    (f)               Consent of Independent Auditors of Eaton Vance Investment Trust on behalf of EV Traditional National Limited Maturity Municipals Fund dated July
                      21, 1997.
(16)                  Schedules for Computation of Performance Quotations.
(17)(a)               Power of Attorney for Eaton Vance Investment Trust dated April 22, 1997.
    (b)               Power of Attorney for California Limited Maturity Municipals Portfolio,
                      Connecticut Limited Maturity Municipals Portfolio, Florida Limited
                      Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals
                      Portfolio, Michigan Limited Maturity Municipals Portfolio, National
                      Limited Maturity Municipals Portfolio, New Jersey Limited Maturity
                      Municipals Portfolio, New York Limited Maturity Municipals Portfolio,
                      Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited
                      Maturity Municipals Portfolio dated April 22, 1997.
